As filed with the Securities and Exchange Commission on April 30, 2004.

                                                        File Nos. 333-70963
                                                                  811-09201

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 10

                     AND THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 3

                            COLI VUL-2 SERIES ACCOUNT
                           (Exact Name of Registrant)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
              (Address of Depositor's Principal Executive Offices)

                      (303) 737-3000 (Depositor's Telephone
                                     Number)

                               William T. McCallum

                      President and Chief Executive Officer
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                   COPIES TO:
        James F. Jorden, Esq.               Beverly A. Byrne, Esq.
        Jorden Burt LLP                     Vice President, Counsel & Associate
        Suite 400 East                      Secretary
        1025 Thomas Jefferson Street, N.W.  Great-West Life & Annuity Insurance
        Washington, D.C.  20007-5208        Company
                                            8515 East Orchard Road, 2T3
                                            Greenwood Village, Colorado 80111

                                         ------------
Approximate date of proposed public offering:  Continuous

It is proposed that this filing will become effective (check appropriate box):

         [X] immediately upon filing pursuant to paragraph (b) of Rule 485.
         [ ] on (date) pursuant to paragraph (b) of Rule 485.
         [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being offered: flexible premium variable universal life insurance policies.

                   Great-West Life & Annuity Insurance Company

                                 A Stock Company

                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111

                                 (303) 737-3000

Key Business VUL -- Prospectus

           A Flexible Premium Variable Universal Life Insurance Policy
             offered by Great-West Life & Annuity Insurance Company
                in connection with its COLI VUL-2 Series Account


This prospectus describes a flexible premium variable universal life insurance policy (the "Policy") offered by Great-West Life & Annuity Insurance Company ("Great-West," "Company," "we" or "us"). The Policy is designed for use by corporations and employers to provide life insurance coverage in connection with, among other things, deferred compensation plans. The Policy is designed to meet the definition of "life insurance contracts" for federal income tax purposes.

The Policy allows "you," the Owner, within certain limits to:

o choose the type and amount of insurance coverage you need and increase or decrease that coverage as your insurance needs change;
o    choose the amount and timing of premium payments, within certain limits;
o allocate premium payments among the available investment options and Transfer Account Value among available investment options as your investment objectives change; and
o access your Account Value through loans and partial withdrawals or total surrenders.

This prospectus contains important information you should understand before purchasing a Policy. We use certain special terms that are defined in Appendix
A. You should read this prospectus carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                  The Date of this prospectus is April 30, 2004

                                Table of Contents

Summary of the Policy and its Benefits..
Policy Risks............................
Fund Risks..............................
Fee Tables .............................
      Transaction Fees..................
      Periodic Charges Other Than Fund
         Operating Expenses.............
      Supplemental Benefit Charges......
      Total Annual Fund Operating
         Expenses.......................
      Individual Fund Annual
         Operating Expenses..........
Description of Depositor, Registrant,
      and Funds.........................
Charges and Deductions..................
     Expense Charge Applied to
         Premium........................
     Mortality and Expense Risk
         Charge.........................
     Monthly Deduction..................
     Monthly Risk Rates.................
     Service Charge.....................
     Transfer Fee.......................
     Partial Withdrawal Fee.............
     Surrender Charges..................
     Change of Death Benefit
         Option Fee.....................
     Fund Expenses......................
General Description of Policy...........
     Policy Rights......................
         Owner..........................
         Beneficiary....................
     Policy Limitations.................
         Allocation of Net Premiums.....
         Transfers Among Divisions......
         Market Timing & Excessive Trading
         Exchange of Policy.............
         Age Requirements...............
     Policy or Registrant Changes.......
         Addition, Deletion or
         Substitution of Investments....
         Entire Contract................
         Alteration.....................
         Modification...................
         Assignments....................
         Notice and Elections...........
     Account Value......................
         Net Investment Factor..........
         Splitting Units................
 Other Provisions and Benefits..........
         Misstatement of Age or Sex.....
         Suicide........................
         Incontestability...............
         Paid-Up Life Insurance.........
         Supplemental Benefits..........
         Term Life Insurance Rider......
         Change of Insured Rider........
         Report to Owner................
         Dollar Cost Averaging..........
         Rebalancer Option..............
         Non-Participating..............
Premiums ...............................
      Policy Application, Issuance
         and Initial Premium............
      Free Look Period..................
      Premium...........................
      Net Premiums......................
      Planned Periodic Premiums.........
Death Benefits..........................
        Death Benefit...................
      Changes in Death Benefit
         Option.........................
      Changes in Total Face Amount......
Surrenders and Withdrawals..............
      Surrenders........................
      Partial Withdrawal................
Loans

      Policy Loans......................
Lapse and Reinstatement ................
      Lapse and Continuation of
         Coverage.......................
      Grace Period......................
      Termination of Policy.............
      Reinstatement.....................
      Deferral of Payment...............
Federal Income Tax Considerations.......
Tax Status of the Policy................
      Diversification of Investments....
      Policy Owner Control..............
Tax Treatment of Policy Benefits........
      Life Insurance Death Benefit
      Proceeds.......................
      Tax Deferred Accumulation.........
      Surrenders........................
      Distributions Under a Policy
         That Is Not a MEC..............
      Modified Endowment Contracts......
      Distributions Under Modified
         Endowment Contracts............
      Multiple Policies.................
      Treatment When Insured
         Reaches Attained Age 100.......
      Federal Income Tax
         Withholding....................
      Actions to Ensure Compliance
         with the Tax Law...............
      Trade or Business Entity Owns
         or is Directly or Indirectly
         a Beneficiary of the Policy....
      Other Employee Benefit
         Programs.......................

      Policy Loan Interest..............
      Our Taxes.........................
      Corporate Tax Shelter Requirements
Legal Proceedings.......................
Legal Matters...........................
Financial Statements....................
Appendix A - Glossary of Terms..........
Appendix B - Table of Death Benefit
  Percentages...........................
Appendix C - Sample Hypothetical Illustrations

Summary of the Policy and its Benefits

This is a summary of some of the most important features of your Policy. The Policy is more fully described in the remainder of this prospectus. Please read this prospectus carefully. Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Policy is in force, there is no Policy Debt and current federal tax laws apply.

1. Corporate-Owned Variable Life Insurance. We will issue Policies to corporations and employers to provide life insurance coverage in connection with, among other things, deferred compensation plans. We will issue Policies on the lives of prospective Insureds who meet our underwriting standards.

2. The Series Account. We have established a separate account to fund the variable benefits under the Policy. The assets of the separate account are insulated from the claims of our general creditors.

3. Premium Payments. You must pay us an Initial Premium to put your Policy in force. The minimum Initial Premium will vary based on various factors, including the age of the Insured and the death benefits option you select, but may not be less than $100.00. Thereafter, you choose the amount and timing of premium payments, within certain limits.

4. Free Look Period. You may return your Policy to us for any reason within 10 days of receiving it, or such longer period as required by applicable state law, and receive the greater of your Premiums, less any withdrawals, or your Account Value.

5. Investment Options and Funds. You may allocate your net premium payments among the available variable Divisions.

Each Division invests exclusively in shares of a single mutual fund (each a "Fund," collectively "Funds"). Each Fund has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the Funds.

You may Transfer amounts from one Division to another.

6. Death Benefit. You may choose from among three death benefit options -

     1.   a fixed benefit equal to the Total Face Amount of your Policy;

     2. a variable benefit equal to the sum of the Total Face Amount and your Account Value; or

     3. an increasing benefit equal to the sum of the Total Face Amount and the accumulated value of all premiums paid under your Policy accumulated at the interest rate shown on the policy specifications page of your Policy.

For each option, the death benefit may be greater if necessary to satisfy federal tax law requirements.

We will deduct any outstanding Policy Debt and unpaid Policy charges before we pay a death benefit. In addition, prior partial withdrawals may reduce the Death Benefit Proceeds under the first and third options.

At any time, you may increase or decrease the Total Face Amount, subject to our approval and other requirements set forth in the Policy.

After the first Policy Year, you may change your death benefit option once each Policy Year.

7. Account Value. Your Account Value will reflect -

     1.   the Premiums you pay;

     2.   the investment performance of the Divisions you select;

     3.   any policy loans or partial withdrawals;

     4.   your Loan Account balance; and

     5.   the charges we deduct under the Policy.

8. Accessing Your Account Value.
You may borrow from us using your Account Value as collateral. Loans may be treated as taxable income if your Policy is a "modified endowment contract" ("MEC") for federal income tax purposes and you have had positive net investment performance.

You may surrender your Policy for its Cash Surrender Value. There are no surrender charges associated with your Policy.

You may withdraw a portion of your Account Value at any time while your Policy is in force.

A withdrawal will reduce your death benefit.

We will charge an administrative fee not greater than $25 per withdrawal on partial withdrawals after the first in a Policy Year.

9. Supplemental Benefits. The following riders are available -

     1.   term life insurance; and
     2.   change of insured

We will deduct the cost, if any, of the rider(s) from your Account Value on a monthly basis.

10. Paid-Up Life Insurance. If the Insured reaches Attained Age 100 and your Policy is in force, the Account Value, less Policy Debt, will be applied as a single Premium to purchase "paid-up" insurance. Your Account Value will remain in the Series Account allocated to the Divisions in accordance with your instructions. The death benefit under this paid-up insurance generally will be equal to your Account Value. As your Account Value changes based on the investment experience of the Divisions, the death benefit will increase or decrease accordingly.

11. Reinstatement. If your Policy terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

12. Surrenders. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate.

If you withdraw part of the Cash Surrender Value, your Policy's death benefit will be reduced and you may incur taxes and tax penalties.

You may borrow from us using your Account Value as collateral.

13. Partial Withdrawal. You may Request a partial withdrawal of Account Value at any time while the Policy is in force. The amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Account Value less the value of the Loan Account.

The Death Benefit Proceeds and your Account Value will be reduced by the amount of any partial withdrawals.

14. Policy Loans. You may request a Policy loan of up to 90% of your Policy's Account Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made.

The minimum policy loan amount is $500.

15. Changes in Total Face Amount. You may increase or decrease the Total Face Amount of your Policy at any time. Each increase or decrease in the Total Face Amount must be at least $25,000.

Policy Risks

1. Account Value Not Guaranteed. Your Account Value is not guaranteed. Your Account Value fluctuates based on the performance of the investment options you select. The investment options you select may not perform to your expectations. Your Account Value may also be affected by charges under your Policy.

2. Suitability as Short-Term Savings Vehicle. The Policy is designed for long-term financial planning. Accordingly, you should not purchase the Policy if you need access to the Account Value within a short time. Before purchasing a Policy, consider whether the long-term nature of the Policy is consistent with the purposes for which it is being considered.

3. Risk of Contract Lapse. Your Policy may terminate if your Account Value at the beginning of any Policy Month is insufficient to pay the Policy's monthly charges.

If your Policy would terminate due to insufficient value, we will send you notice and allow you a 61-day grace period.

If, within the grace period, you do not make a premium payment sufficient to cover all accrued and unpaid charges and deductions, your Policy will terminate at the end of the grace period without further notice.

4. Limitations on Withdrawals. Partial withdrawals of Account Value are permitted at any time the Policy is in force. As noted above, the amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Policy's Account Value less the value of the Loan Account. A maximum administrative fee of $25 will be deducted from your Account Value for all partial withdrawals after the first made in the same Policy Year. Please note that withdrawals reduce your Account Value and your Death Benefit Proceeds. In addition, withdrawals may have tax consequences.

5. Limitations on Transfers. Subject to our rules as they may exist from time to time, you may at any time Transfer to another Division all or a portion of the Account Value allocated to a Division.

6. Limitations or Charges on Surrender of Policy. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. Upon surrender of your Policy, the insurance coverage and all other benefits under the Policy will terminate.

There are no surrender charges associated with your Policy. However, the surrender of your policy may have tax consequences.

7. Risks of Taking a Policy Loan. As noted above, you may request a policy loan of up to 90% of your Account Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. The minimum policy loan amount is $500.

Taking a policy loan may increase the risk that your Policy will lapse, will reduce your Account Value, and will reduce the death benefit. In addition, if your Policy is a MEC for tax purposes, taking a policy loan may have tax consequences.

8. Adverse Tax Consequences. Your Policy is structured to meet the definition of a life insurance contract under the Internal Revenue Code of 1986, as amended ("Code"). Current federal tax law generally excludes all death benefits from the gross income of the Beneficiary of a life insurance policy. Generally, you are not taxed on any increase in the Account Value until it is withdrawn, but are taxed on surrender proceeds and the proceeds of any partial withdrawals if those amounts, when added to all previous non-taxable distributions, exceed the total premium paid. Amounts received upon surrender or withdrawals in excess of Premiums are treated as ordinary income.

Under certain circumstances, a Policy may become a MEC for federal tax purposes. This may occur if you reduce the Total Face Amount of your Policy or pay excessive Premiums. We will monitor your premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC without your written permission. We will not invest any Premium or portion of a Premium that would cause your Policy to become a MEC, but instead will promptly refund the money to you. If you elect to have a MEC contract, you can return the money to us with a signed form of acceptance.

Under current tax law, Death Benefit Proceeds under MECs generally are excluded from the gross income of the Beneficiary. Withdrawals and policy loans, however, are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includable in your taxable income and taxed at ordinary income tax rates. A 10% penalty tax is also generally imposed on the taxable portion of any amount received before age 59 1/2.


Fund Risks

The Policy currently offers 48 investment options and it has four options that are only available to existing shareholders, each of which is a Division of Great-West's COLI VUL-2 Series Account ("the Series Account"). Each Division uses its assets to purchase, at their net asset value, shares of a Fund. The Divisions are referred to as "variable" because their investment experience depends upon the investment experience of the Funds in which they invest.

We do not guarantee that the Funds will meet their investment objectives. Your Account Value may increase or decrease in value depending on the investment performance of the Funds. You bear the risk that those Funds may not meet their investment objectives. A comprehensive discussion of the risks of each Fund may be found in Fund's prospectus, including detailed information concerning investment objectives, strategies, and their investment risk. If you require a copy of a prospectus, please contact us at the address or telephone number listed on the first page of this prospectus.

                                   Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or Transfer cash value between investment options.

                                Transaction Fees
------------------------------- ----------------------------- ----------------------------
            Charge                When Charge is Deducted           Amount Deducted
------------------------------- ----------------------------- ----------------------------
------------------------------- ----------------------------- ----------------------------
Expense Charge Applied to        Upon each premium payment      Maximum: 10% of Premium
Premium(1)

                                                                Current: 9% of Premium

Partial Withdrawal Fee            Upon partial withdrawal     Maximum: $25 deducted from
                                                                 Account Value for all
                                                               partial withdrawals after
                                                              the first made in the same
                                                                     Policy Year.

Change of Death Benefit            Upon change of option        Maximum: $100 deducted
Option Fee                                                      from Account Value for
                                                                 each change of death
                                                                    benefit option.

Transfer Fee                    At time of transfer for all      Maximum: $10/Transfer
                                 transfers in excess of 12
                                 made in the same calendar
                                            year

Loan Interest                   Upon issuance of Policy Loan     Maximum: The Moody's
                                                                 Corporate Bond Yield
                                                               Average - Monthly Average
                                                                      Corporates(2)
------------------------------- ----------------------------- ----------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

                     Periodic Charges Other Than Fund Operating Expenses

------------------------------- ----------------------------- ----------------------------
            Charge                When Charge is Deducted           Amount Deducted
------------------------------- ----------------------------- ----------------------------
------------------------------- ----------------------------- ----------------------------
Cost of Insurance (per $1000              Monthly
Net Amount at Risk)(3)


--------
(1) We will deduct a maximum charge of 10% from each premium payment as follows. A maximum of 6.5% of Premium will be deducted as sales load to compensate us in part for sales and promotional expenses in connection with selling the Policies, such as commissions, the cost of preparing sales literature, other promotional activities and other direct and indirect expenses. A maximum of 3.5% of Premium will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of Premiums. For more information about the calculation of this charge, see "Expense Charges Applied to Premium" on page [ ].

(2)The Moody's Corporate Bond Yield Average - Monthly Average Corporate, is published monthly by Moody's Investor Services, Inc. If that average ceases to be published, the maximum interest rate for policy loans will be derived from a substantially similar average adopted by your state's Insurance Commissioner. For more information regarding policy loan interest rates, see page [ ] of this prospectus.

(3) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Total Face Amount, risk and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Total Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see "Monthly Risk Rates" on page [ ].



        Minimum & Maximum                                     Guaranteed:
        Cost of Insurance                                        Minimum: $0.08 per $1000.
        Charge
                                                                 Maximum: $83.33 per $1000.
-------------------------------
        Cost of Insurance                                     Guaranteed:
        Charge for a 46-year
        old Male Non-Smoker,                                     $0.41 per $1000.
        $550,000 Face Amount,
        Option 1 (Level Death)

-------------------------------
Mortality and Expense Risk        Upon each Valuation Date     Maximum: 0.90% annually.
Fees
                                                               Current: 0.40% for Policy
                                                                 Years 1-5, 0.25% for
                                                                Policy Years 6-20, and
                                                                   0.10% thereafter.
-------------------------------
Service Charge                            Monthly                 Maximum: $15/month
                                                                Current: $10.00/month,
                                                                 Policy Years 1-3 and
                                                               $7.50/month, Policy Years 4+

-------------------------------

                              Supplemental Benefit Charges

Currently, we are offering the following supplemental optional riders. The charges for the rider you select are deducted monthly from your Account Value as part of the Monthly Deduction described on page [ ] of this prospectus. The benefits provided under each rider are summarized in "Other Provisions and Benefits" beginning on page [ ] below.

        Change of Insured          Upon change of insured      Minimum: $100 per change.
        Rider                                                  Maximum: $400 per change.
        Change of Insured                                     $400 per change.
        Rider for a 46-year
        old Male Non-Smoker,
        $550,000 Face Amount,
        Option 1 (Level Death)

Term Life Insurance Rider4                Monthly             Guaranteed:
                                                                 Minimum COI:  $0.08 per $1000.

                                                                 Maximum COI:  $83.33 per $1000.

        Term Life Insurance               Monthly             Guaranteed:
                               Rider for a 46-year

        old Male Non-Smoker,                                     $0.41 per $1000.
        $550,000 Face Amount,
        Option 1 (Level Death)
------------------------------- ----------------------------- ----------------------------

The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this prospectus.




The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. More detail concerning each Fund's fee and expenses is contained in the prospectus for each Fund.





                     Total Annual Fund Operating Expenses(5)

       (Expenses that are deducted from Fund assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

------------------------------- ----------------------------- ----------------------------
                                          Minimum                       Maximum
------------------------------- ----------------------------- ----------------------------
------------------------------- ----------------------------- ----------------------------
Total Annual Operating
Expenses (without waivers or               0.25%                         4.56%
reimbursements)


Total Annual Operating
Expenses (with contractual                 0.25%                         2.00%
waivers and reimbursements)(6)
------------------------------- ----------------------------- ----------------------------


(4)The applicable charge depends on the Insured's individual characteristics when the rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your rider, please contact us at the address or telephone number shown on the first page of this prospectus.


(5) The management fees and other expenses of the Funds are more fully described in the Fund prospectuses. The information relating to the Fund expenses was provided by each Fund and was not independently verified by us.

(6) Neuberger Berman Advisers Management Trust, Socially Responsive Portfolio:
Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2006 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Fund. The expense limitation agreement is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the fund to exceed its contractual expense limitation. Without this contractual arrangement, the maximum Total Annual Operating Expenses would be 2.87%.

The figures in the following table show expense ratios for the individual Funds for the year ended December 31, 2003, except where noted otherwise. The expenses of certain Funds reflect contractual fee reductions and expense reimbursements, as indicated in their prospectuses.



                                           Individual Fund Annual Operating Expenses
                                         (as a percentage of average daily net assets)
---------------------------------------- ---------------- ------------- ------------ --------------- ------------
               Fund Name                 Management Fee      Other         Gross          Less        Net Total
                                                            Expenses       Total       Contractual     Annual
                                                                          Annual      Fee Waivers &   Operating
                                                                         Operating       Expense      Expenses
                                                                          Expense    Reimbursements
---------------------------------------- ---------------- ------------- ------------ --------------- ------------
AIM Variable Insurance Funds (formerly
INVESCO Variable Investment Funds,
Inc.) 7

INVESCO VIF - Financial Services Fund    0.75%            0.36%         1.11%        0.00%           1.11%
INVESCO VIF - Health Sciences Fund       0.75%            0.33%         1.08%        0.00%           1.08%
INVESCO VIF - Core Equity Fund -         0.75%            0.38%         1.13%        0.00%           1.13%
Series I shares
INVESCO VIF - Technology Fund - Series   0.75%            0.41%         1.16%        0.00%           1.16%
I shares

American Century Variable Portfolios,
Inc. 8
American Century VP Income & Growth           0.70%          0.00%         0.70%          0.00%        0.70%
 (Original Class Shares)
American Century VP International             1.30%          0.00%         1.30%         0.00%         1.30%
(Original Class Shares)
American Century VP Ultra(R) (Original        1.00%          0.01%         1.01%         0.00%         1.01%
Class Shares)
American Century VP Value  (Original          0.95%          0.00%         0.95%         0.00%         0.95%
Class Shares)

Dreyfus Stock Index Fund
Stock Index Fund 9 (Initial Share Class)       0.25%          0.02%         0.27%         0.00%         0.27%

Dreyfus Variable Investment Fund 10
Appreciation Portfolio (Initial Share         0.75%          0.05%         0.80%         0.00%         0.80%
Class)

Dreyfus Investment Portfolios 11
Dreyfus IP - Core Value Portfolio             0.75%          0.07%         0.82%         0.00%         0.82%
(Initial Share Class)
Dreyfus IP - Mid Cap Stock Portfolio          0.75%          0.10%         0.85%         0.00%         0.85%
(Initial Share Class)

Federated Insurance Series
Federated American Leaders Fund II            0.75%          0.40 %        1.15%         0.00%         1.15%
(Primary Share Class)12
Federated Growth Strategies Fund II           0.75%          0.99%         1.74%         0.00%         1.74%
(Primary Share Class)13
Federated High Income Bond Fund II            0.60%          0.40%         1.00%         0.00%         1.00%
(Primary Share Class)14
Federated International Equity Fund           1.00%          1.00%         2.00%         0.00%         2.00%
II  (Primary Share Class)15

Fidelity Variable Insurance Products
(VIP) Fund
Fidelity VIP Growth Portfolio 16              0.58%          0.34%         0.92%         0.00%         0.92%
(Service Class 2)
Fidelity VIP Contrafund(R)Portfolio 17         0.58%          0.35%         0.93%         0.00%         0.93%
(Service Class 2)
Fidelity VIP Investment Grade Bond                 0.43%         0.36%        0.79%           0.00%       0.79%
Portfolio18 (Service Class 2)
Fidelity VIP Equity Income Portfolio 19            0.48%         0.34%        0.82%           0.00%       0.82%
(Service Class 2)
Fidelity VIP Mid Cap Portfolio 20                  0.58%         0.37%        0.95%           0.00%       0.95%
(Service Class 2)

Janus Aspen Series 21
Balanced Portfolio (Institutional                  0.65%         0.02%        0.67%           0.00%       0.67%
Shares)
Capital Appreciation Portfolio                     0.65%         0.03%        0.68%           0.00%       0.68%
(Institutional Shares)
Flexible Income Portfolio                          0.60%         0.04%        0.64%           0.00%       0.64%
(Institutional Shares)
Growth Portfolio (Institutional                    0.65%         0.02%        0.67%           0.00%       0.67%
Shares)
Worldwide Growth Portfolio                         0.65%         0.06%        0.71%           0.00%       0.71%
(Institutional Shares)

Maxim Series Fund, Inc.
Maxim Loomis-Sayles Bond Portfolio                 0.90%         0.00%        0.90%           0.00%       0.90%
Maxim INVESCO ADR Portfolio                        1.00%         0.12%        1.12%           0.00%       1.12%
Maxim MFS(R)Small-Cap Growth Portfolio              0.95%         0.13%        1.08%           0.00%       1.08%
(formerly Maxim INVESCO Small-Cap
Growth Portfolio)
Maxim Ariel Mid-Cap Value Portfolio                0.95%         0.11%        1.06%           0.00%       1.06%
Maxim Ariel Small-Cap Value Portfolio              1.00%         0.06%        1.06%           0.00%       1.06%
Maxim Money Market Portfolio                       0.46%         0.00%        0.46%           0.00%       0.46%
Maxim T. Rowe Price Equity/Income                  0.85%         0.00%        0.85%           0.00%       0.85%
Portfolio
Maxim T. Rowe Price Mid Cap Growth
Maxim U.S. Government Securities                   0.60%         0.00%        0.60%           0.00%       0.60%
Portfolio
Maxim Loomis Sayles Small-Cap                      1.00%         0.09%        1.09%           0.00%       1.09%
Portfolio

Maxim Profile Portfolios
Maxim Aggressive Profile I Portfolio               0.25%         0.00%        0.25%           0.00%       0.25%
Maxim Moderately Aggressive Profile I              0.25%         0.00%        0.25%           0.00%       0.25%
Portfolio
Maxim Moderate Profile I Portfolio                 0.25%         0.00%        0.25%           0.00%       0.25%
Maxim Moderately Conservative Profile              0.25%         0.00%        0.25%           0.00%       0.25%
I Portfolio
Maxim Conservative Profile I Portfolio             0.25%         0.00%        0.25%           0.00%       0.25%

Neuberger Berman Advisers Management
Trust 22
AMT Guardian Portfolio (Class I)                   0.85%         0.12%        0.97%           0.00%       0.97%
AMT Mid-Cap Growth Portfolio                       0.84%         0.04%        0.88%           0.00%       0.88%
AMT Partners Portfolio                             0.83%         0.07%        0.90%           0.00%       0.90%
AMT Socially Responsive Portfolio23                0.85%         1.45%        2.30%           0.80%       1.50%
AMT Fasciano Portfolio 24                          1.15%         3.41%        4.56%           3.16%       1.40%

PIMCO VIT
PIMCO VIT Real Return25                            0.25%         0.41%        0.66%           0.00%       0.66%
(administrative class)
PIMCO VIT Total Return I                           0.25%         0.40%        0.65%           0.00%       0.65%
(administrative class)
PIMCO VIT Low Duration Bond                        0.25%         0.40%        0.65%           0.00%       0.65%
(administrative class)
PIMCO VIT High Yield                               0.25%         0.50%        0.75%           0.00%       0.75%
(administrative class)

STI Classic Variable Trust
STI Classic Capital Appreciation Fund26            1.15%         0.31%        1.46%           0.00%       1.46%
STI  Classic  Small  Cap  Value  Equity            1.15%         0.64%        1.79%           0.00%       1.79%
Fund 27
---------------------------------------- ---------------- ------------- ------------ --------------- ------------
--------------------------------------- ---------------- ------------- ------------ --------------- ------------



--------

7 AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.) - Financial Services Fund, Health Sciences Fund, Core Equity Fund & Technology Fund: Actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Effective April 1, 2004, INVESCO Core Equity was closed to new Owners. Effective April 30, 2004, each series of the INVESCO Variable Investment Funds, Inc. was reorganized into existing series of AIM Variable Insurance Funds.

8 American Century Variable Portfolios, Inc - VP Income & Growth, VP International, VP Ultra(R) and VP Value: This Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund's assets increase. Effective April 1, 2004, VP International and VP Income & Growth were closed to new owners.

9 Dreyfus Stock Index Fund: The figures in the above expense table are for the fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower than the figures above.

10 Dreyfus Variable Investment Fund - Appreciation Portfolio: The figures in the above expense table are for the fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower than the figures above.

11  Dreyfus  Investment  Portfolios  - Core  Value  Portfolio  and Mid Cap Stock
Portfolio: The figures in the above expense table are for the fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower than the figures above.




12 Federated Insurance Series - American Leaders Fund II: Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending December 31, 2003. Total voluntary Waivers of Fund Expenses: 0.25%. Total Actual Annual Fund Operating Expenses (after voluntary waivers): 0.90% The Fund's Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

13Federated Insurance Series - Growth Strategies Fund II: Although not contractually obligated to do so, the administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. Total voluntary Waivers of Fund Expenses: 0.51%. Total Actual Annual Fund Operating Expenses (after voluntary waivers): 1.23%. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004. Other expenses were 0.48% for the fiscal year ended December 31, 2003.

14 Federated Insurance Series - High Income Bond Fund II: Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending December 31, 2003. Total voluntary Waivers of Fund Expenses: 0.25%. Total Actual Annual Fund Operating Expenses (after voluntary waivers): 0.75%. The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2003. The Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

15 Federated Insurance Series - International Equity Fund II: Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending December 31, 2003. Total voluntary Waivers of Fund Expenses: 0.30%. Total Actual Annual Fund Operating Expenses (after voluntary waivers): 1.70%. The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.96% for the fiscal year ending December 31, 2003. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

16 Fidelity Variable Insurance Products (VIP) Fund - Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, and Fidelity VIP Investment Grade Bond Portfolio: A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 1.20%. These offsets may be discontinued at any time.

17 Fidelity Variable  Insurance Products (VIP) Fund - Fidelity VIP Contrafund(R)
Portfolio: A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

18 Fidelity Variable Insurance Products (VIP) Fund - Fidelity VIP Investment Grade Bond Portfolio: Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including this reduction, the total class operating expenses would have been 0.79%. These offsets may be discontinued at any time.

19 Fidelity Variable Insurance Products (VIP) Fund - Fidelity VIP Equity Income
Portfolio: A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.81%. These offsets may be discontinued at any time.

20 Fidelity Variable Insurance Products (VIP) Fund - Fidelity VIP Mid Cap
Portfolio: A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

21 Janus Aspen Series: Expenses are based upon expenses for the year ended December 31, 2003. All expenses are shown without the effect of any expense offset arrangements.

22 Neuberger Berman Advisers Management Trust, Socially Responsive: Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2007 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Growth, Limited Maturity Bond, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.40% of the average daily net asset value of the AMT Fasciano
Portfolio; and 1.50% of the average daily net asset value of the AMT Socially Responsive Portfolios. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. Effective April 1, 2004, the AMT Guardian Portfolio was closed to new Owners.

23 Neuberger Berman Advisers Management Trust: Neuberger Berman Management, Inc. NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the AMT Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

24 Neuberger Berman Advisers Management Trust, AMT Fasciano: NBMI has contractually agreed to reimburse certain expenses of the fund through 12/31/2006, so that the total annual operating expenses are limited to 1.40% of the fund's average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed to its expenses limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on an asset size of $25 million.

25 PIMCO VIT Real Return: Ratio of expenses to average net assets excluding interest expense is 0.65%. Interest expense is generally incurred as a result of investment management activities.

26 STI Classic Capital Appreciation Fund: The Fund's adviser voluntarily waived a portion of the fees in order to keep total operating expenses at a specified level. The adviser may discontinue all or part of this fee waiver at any time.

27 STI Classic Small Cap Value Equity Fund: The Fund's adviser voluntarily waived a portion of the fees in order to keep total operating expenses at a specified level. The adviser may discontinue all or part of this fee waiver at any time.

Description of Depositor, Registrant, and Funds

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company organized under the laws of the state of Colorado. Our offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.


We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam. We issue individual and group life insurance policies and annuity contracts and accident and health insurance policies.

Great-West is an indirect, wholly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is, in turn, a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On July 10, 2003, Great-West acquired Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products.


The Series Account

COLI VUL-2 Series Account is a segregated asset account of Great-West. We use the Series Account to fund benefits payable under the Policy. The Series Account may also be used to fund benefits payable under other life insurance policies issued by us.

We own the assets of the Series Account, which we hold separate and apart from our general account assets. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses. The income, gains, and losses credited to, or charged against, the Series Account reflect the Series Account's own investment experience and not the investment experience of Great-West's other assets. The assets of the Series Account may not be used to pay any liabilities of Great-West other than those arising from the Policies (and any other life insurance policies issued by us and funded by the Series Account).

Great-West is obligated to pay all amounts promised to Owners under the Policies (and any other life insurance policies issued by us and funded by the Series Account).

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all policies participating in the Series Account.


The Series Account is divided into Divisions. Each Division invests exclusively in shares of a corresponding Fund. We may in the future add new or delete existing Divisions. The income, gains or losses, realized or unrealized, from assets allocated to each Division are credited to or charged against that Division without regard to the other income, gains or losses of the other Divisions.


All amounts allocated to a Division will be used to purchase shares of the corresponding Fund. The Divisions will at all times be fully invested in Fund shares. We maintain records of all purchases and redemptions of shares of the Funds.

The Investment Options and Funds


The Policy offers a number of Funds as investment options. Each Division invests in a single Fund. Each Fund is a mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"), or a separate series of shares of such a mutual fund. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds. The fund prospectuses should be read in connection with this prospectus. YOU MAY OBTAIN A PROSPECTUS AND, IF AVAILABLE, A FUND PROFILE, CONTAINING COMPLETE INFORMATION ON EACH FUND, WITHOUT CHARGE, UPON REQUEST.


Each Fund holds its assets separate from the assets of the other Funds, and each Fund has its own distinct investment objective and policies. Each Fund operates as a separate investment fund, and the income, gains and losses of one Fund generally have no effect on the investment performance of any other Fund.

The Funds are NOT available to the general public directly. The Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Fund may differ substantially.

Some of the Funds' investment advisers or distributors compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders. Such compensation is paid out of the investment adviser's or the distributor's assets.


The Division of Great-West's COLI VUL-2 Series Account that invests in the Maxim INVESCO Balanced Portfolio was closed to new contributions and Transfers in effective August 29, 2003. The Divisions of Great-West's COLI VUL-2 Series Account that invest in Dreyfus VIF Growth and Income, INVESCO VIF High Yield, Janus Aspen Series Mid Cap Growth, and STI Classic Growth & Income were closed to new contributions and Transfers in effective April 1, 2004.

Effective April 1, 2004, the Divisions investing in the following Funds will be closed to new Owners: American Century VP International, American Century VP Income & Growth, INVESCO VIF Core Equity and Neuberger Berman AMT Guardian. However, Owners with amounts invested in the aforementioned Funds as of April 1, 2004, may continue to allocate premium payments and Transfer amounts into and out of such Funds.


The investment policies of the current Funds are briefly described below:

AIM Variable Insurance Funds (formerly, INVESCO Variable Investment Funds, Inc.) (advised by A I M Advisors, Inc. ("AIM")

      INVESCO VIF - Core Equity Fund - Series I shares seeks high total return through both growth and current income. The Fund normally invests in at least 65% (80% effective July 31, 2002) of its assets in a combination of common stocks of companies with a history of paying regular dividends and debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated to other investments at INVESCO's discretion, based upon current business, economic, and market conditions. Effective April 1, 2004, this Fund is closed to new investors, however, Owners with amounts invested in this Fund as of April 1, 2004, may continue to allocate premium payments and Transfer amounts into and out of this Fund.

      INVESCO VIF - Financial Services Fund seeks capital appreciation. The Fund invests normally at least 80% of its assets in the equity securities of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. AIM seeks companies that it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate-sensitive.

      INVESCO VIF - Health Sciences Fund seeks capital appreciation. The Fund normally invests at least 80% of its assets in the equity securities of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and healthcare providers and service companies. AIM attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Fund and represent core holdings in the Fund.

     INVESCO VIF - Technology Fund - Series I shares seeks capital growth and normally invests at least 80% of its assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet IT services and consulting, software, telecommunication equipment and services, IT infrastructure and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. While the Fund's investments are diversified across the technology sector, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund shares may rise or fall rapidly.

American Century Variable Portfolios, Inc. (advised by American Century Investment Management, Inc.)

       American Century VP Income & Growth seeks long-term capital growth, with current income as a secondary objective, by investing in common stocks. Effective April 1, 2004, this Fund is closed to new investors, however, Owners with amounts invested in the Fund as of April 1, 2004, may continue to allocate premium payments and Transfer amounts into and out of this Fund.

       American Century VP International seeks capital growth by investing primarily in an internationally diversigied portfolio of common stocks that are considered by the adviser to have prospects for appreciation Effective April 1, 2004, this Fund is closed to new investors, however, Owners with amounts invested in this Fund as of April 1, 2004, may continue to allocate premium payments and Transfer amounts into and out of this Fund.

      American Century VP Ultra(R) seeks long-term capital growth by using a 16,000-company proprietary database to identify companies with accelerated growth. The Fund conducts a fundamental analysis to further evaluate attractive companies and identify those with sustainable growth. The portfolio is built by buying stocks exhibiting the best sustainable, accelerated growth trends. Stocks that no longer meet the Fund's acceleration criteria are sold.


      American Century VP Value seeks long-term capital growth by investing in securities that the adviser believes to be undervalued at the time of purchase. Income is a secondary objective.

Dreyfus Stock Index Fund (advised by The Dreyfus Corporation and its affiliate Mellon Equity Associates)

      Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.

Dreyfus Variable Investment Fund (advised by The Dreyfus Corporation)

      Appreciation Portfolio seeks to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal by investing in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Current income is a secondary goal.

      Fayez Sarofim & Co. is the sub-adviser to this Fund and, as such, provides day-to-day management.



Dreyfus Investment Portfolios (advised by The Dreyfus Corporation)

      Dreyfus IP-Mid Cap Stock Portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-sized domestic companies in the aggregate as represented by the Standard & Poor's MidCap 400 Index

      Dreyfus IP-Core Value Portfolio seeks long term growth of capital, with current income as a secondary objective. To pursue these goals the Fund will normally invest at least 80% of its assets in stocks. The Fund focuses on stocks of large value companies (market capitalizations above $1 billion).


Federated Insurance Series (advised by Federated Advisers)

      Federated American Leaders Fund II seeks to achieve long-term growth of capital by investing, under normal circumstances, primarily in common stock of "blue-chip" companies. The Fund's secondary objective is to provide income.

      Federated Growth Strategies Fund II seeks capital appreciation by investing primarily in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place.

      Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities, including lower-rated corporate debt obligations commonly referred to as "junk bonds."

      Federated International Equity Fund II seeks to obtain a total return on its assets by investing primarily in equity securities of companies outside the United States.

Fidelity Variable Insurance Products (VIP) Fund (advised by Fidelity Management & Research Company)


      Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Fund normally invests primarily in common stocks of domestic and foreign companies that are believed to have above-average growth potential.

      Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.

      Fidelity VIP Investment Grade Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital. The Fund normally invests in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

      Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital. Normally investing at least 80% of assets in securities of companies with medium market capitalizations.

      Fidelity VIP Equity Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield that exceeds the composite yield on securities comprising the Standard & Poor's 500SM Index (S&P 500 (R))


Janus Aspen Series (advised by Janus Capital Management, LLC)


      Balanced Portfolio seeks long-term growth of capital, balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Fund will normally invest at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stock.

      Capital Appreciation Portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to small, emerging growth companies.

      Flexible Income Portfolio seeks to maximize total return consistent with the preservation of capital by investing primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 65% (at the time of purchase) of its assets in investment grade debt securities and maintain a dollar-weighted average portfolio maturity of five to ten years. The Fund will also limit its investment in high-yield/high-risk bonds to less than 35% (at the time of purchase) of its net assets.

      Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Fund invests primarily in common stocks selected for their growth potential. Although the portfolio can invest in companies of any size, it generally invests in larger, more established companies.

      Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital primarily through investments in common stocks of foreign and domestic c issuers. The Fund has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. Worldwide Growth Portfolio normally invests at least 80% of its total assets in issuers from at least five different countries, including the United States. The Fund may at times invest in fewer than five countries or even a single country.


Maxim Series Fund, Inc. (advised by GW Capital Management, LLC, (d.b.a. Maxim Capital Management) ("MCM") a wholly-owned subsidiary of Great-West)


      Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this Fund invests at least
      80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. This Fund will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth. The Fund actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The Fund will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.

      Ariel Capital Management, L.P. is the sub-adviser to this Fund.

      Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small, medium, or medium/large capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. This Fund will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. The Fund actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The Fund will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.

      Ariel Capital Management, L.P. is the sub-adviser to this Fund.

      Maxim Loomis-Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. Under normal circumstances, this Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. It may also invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities and up to 35% in below investment grade quality ("high-yield/high-risk" or "junk") bonds.

      Loomis Sayles & Company, L.P. is the sub-adviser to this Fund.

      Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S.

      INVESCO Global Asset Management (N.A.) is the sub-adviser to this Fund.


      Maxim MFS(R) Small-Cap Growth Portfolio (formerly, Maxim INVESCO Small-Cap Growth Portfolio) seeks to achieve long-term capital growth. Under normal circumstances, this Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This Fund may also invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.

      Effective July 1, 2003, Massachusetts Financial Services Company replaces INVESCO Funds Group, Inc. as the sub-adviser for this Fund.

      Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. The Fund invests primarily in small cap companies within the Russell 2000 Index. It looks to build a core of small cap stocks of solid growth companies that may have experienced business problems but are believed to have favorable prospects for recovery. The Fund may
      also  invest  up  to  3.5%  of  assets  in   securities   with  market
      capitalizations in excess of the Russell 2000 Index market capitalization range. Under normal circumstances, this Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitializations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of the 2000 smallest U. S. compaines in the Russell 3000 Index ($1.6 million to $2.8 billion as of December 31, 2003).

      Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.

      Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

      Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in common stocks of well-established companies paying above-average dividends.

      T. Rowe Price Associates, Inc. is the sub-adviser to this Fund.

Maxim T. Rowe Price Mid Cap Growth seeks long-term capital appreciation. The Fund primarily invests in securities whose market capitalization fall within the range of companies included in either the Standard & Poor's 400 Mid Cap Index or the Russell Mid Cap Growth index. It emphasizes on companies whose earnings are expected to grow at a faster rate than the average mid-cap company. The Fund may also invest up to 25% of its total assets in foreign securities. Under normal circumstances, this Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the Standard & Poor's 400 MidCap Index or the Russell MidCap Growth Index (approximately $594 million to $18.5 billion as of January 31, 2004). The Fund has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics and may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The market capitalization of the companies in the Fund, the S&P MidCap 400 Index, and the Russell MidCap Growth Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges. This Fund will emphasize companies whose earnings are expected to grow at a faster rate than the average mid-cap company. Stock selection is based on a combination of fundamental bottom-up anaylsis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, stocks will be selected by using T. Rowe Price's fundamental research, which encompasses both qualitative and quantitative analysis. The Fund will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly- performing security.


      Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this Fund invests at least
      80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

      Maxim Profile Portfolios

      Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

      Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.

      Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments and, to a lesser degree, emphasizing fixed income securities.

      Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

      Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and, to a lesser degree, equity investments.

      Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.

Neuberger Berman Advisers Management Trust (advised by Neuberger Berman Management Incorporated)


      AMT Fasciano Portfolio The Fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the Fund. To pursue this goal, the Fund invests in common stocks of small-capitalization companies, which is defined as those with a total market value no more than $1.5 billion at the time the fund first invests in them.

      AMT Guardian Portfolio seeks capital appreciation, and, secondarily, current income by investing primarily in common stocks of long established, high quality companies. A value oriented investment approach is used in selecting securities. Effective April 1, 2004, this Fund is closed to new investors, however, Owners with amounts invested in this Fund as of April 1, 2004, may continue to allocate premium payments and Transfer amounts into and out of this Fund.


      AMT Mid-Cap Growth Portfolio seeks capital appreciation by investing, under normal market conditions, in equity securities of medium-sized companies. A growth-oriented investment approach is used in selecting securities.

      AMT Partners Portfolio seeks capital growth by investing in common stocks and other equity securities of medium to large capitalization established companies. A value-oriented investment approach is used in selecting securities.

      AMT Socially Responsive Portfolio seeks long-term capital appreciation by investing in stocks of medium to large capitalization companies that meet both financial and social criteria. A value-oriented investment approach is used in selecting securities.


PIMCO (advised by Pacific Investment Management Company, LLC)

     PIMCO VIT Real Return seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing at least 65% of its total assets in inflation-indexed fixed income securities with a duration varying within 2 years of the duration of the Lehman Global Real: U.S. TIPS Index.

     PIMCO VIT Total Return seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests in intermediate fixed income securities with at least 65% of its total assets in a diversified portfolio of fixed income instruments. It can invest up to 20% of its total assets in foreign currencies.

      PIMCO VIT Low Duration Bond seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests at least 65% of its total assets in a diversified portfolio of fixed income instruments, with a focus on investment grade short maturity fixed income securities. May invest up to 10% of its total assets in high yield securities.

      PIMCO VIT High Yield seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or if unrated, determined by PIMCO to be of comparable quality. Effective June 1, 2004, the High Yield Fund's quality guideline will change, permitting the Fund to invest in securities with lower-quality credit ratings. Under the new guidelines, the Fund will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated determined by PIMCO to be of comparable quality. The average duration of portfolio varies within a two to six year time frame based on PIMCO's forecast for interest rates. Seeks intermediate higher yielding fixed income securities.


STI Classic Variable Trust (advised by Trusco Capital Management, Inc.)


      STI Classic Capital Appreciation Fund seeks to provide capital appreciation. It generally invests primarily in U.S. common stocks and other equity securities that the Fund's adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends.

      STI Classic Small Cap Value Equity Fund seeks to achieve capital appreciation with current income as a secondary investment goal. It generally invests at least 80% of its net assets in common stocks of small-sized U.S. companies (i.e., companies with market capitalizations under $2 billion). In selecting investments, the Fund's advisor chooses companies that it believes are undervalued in the market.


You should contact your representative for further information on the availability of the Divisions.

Each Fund is subject to certain investment restrictions and policies that may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying fund prospectuses for further information.

We automatically reinvest all dividends and capital gain distributions from the Funds in shares of the distributing Fund at their net asset value. The income and realized and unrealized gains or losses on the assets of each Division are separate and are credited to, or charged against, the particular Division without regard to income, gains or losses from any other Division or from any other part of our business. We will use amounts you allocate to a Division to purchase shares in the corresponding Fund and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves. The Funds are required to redeem their shares at net asset value and to make payment within seven days.

The Funds may also be available to separate accounts offering variable annuity, variable life products and qualified plans of other affiliated and unaffiliated insurance companies, as well as our other separate accounts. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners, including withdrawal of the Series Account from participation in the Funds that are involved in the conflict or substitution of shares of other Funds.

Voting. We are the legal owner of all shares of the Funds held in the Divisions of the Series Account, and as such have the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting. We will, however, vote shares held in the Divisions in accordance with instructions received from Owners who have an interest in the respective Divisions.

We will vote shares held in each Division for which no timely instructions from Owners are received, together with shares not attributable to a Policy, in the same proportion as those shares in that Division for which instructions are received.

The number of shares in each Division for which instructions may be given by an Owner is determined by dividing the portion of the Account Value derived from participation in that Division, if any, by the value of one share of the corresponding Fund. We will determine the number as of the record date chosen by the Fund. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations. If we disregard voting instructions, we will advise you of that action and our reasons for it in our next communication to Owners.

This description reflects our current view of applicable law. Should the applicable federal securities laws change so as to permit us to vote shares held in the Series Account in our own right, we may elect to do so.

Charges and Deductions

Expense Charge Applied to Premium. We will deduct a maximum charge of 10% from each premium payment as follows. A maximum of 6.5% will be deducted as sales load to compensate us in part for sales and promotional expenses in connection with selling the Policies, such as commissions, the cost of preparing sales literature, other promotional activities and other direct and indirect expenses. A maximum of 3.5% of Premium will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of Premiums. All states and some cities and municipalities impose taxes on premiums paid for life insurance, which generally range from 2% to 4% of Premium but may exceed 4% in some states. The amount of your state's premium tax may be higher or lower than the amount attributable to premium taxes that we deduct from your premium payments.

The current expense charge applied to Premium for sales load is 5.5% of Premium up to target and 3.0% of Premium in excess of target for Policy Years 1 through
10. Your target Premium will depend on the initial Total Face Amount of your Policy, your Issue Age, your sex (except in unisex states), and rating class (if any). Thereafter, there is no charge for sales load. The current expense charge applied to Premium to cover our premium taxes and the federal tax obligation described above is 3.5% in all Policy Years.

Where permitted by applicable state insurance law, if your Policy is surrendered for the Surrender Benefit (Account Value less any outstanding policy loans and less accrued loan interest) within the first six Policy Years, we will return a percentage of the expense charge. The return of expense charge will be a percentage of your Account Value on the date the surrender Request was received by us at our Corporate Headquarters. This amount will be in addition to the Surrender Benefit.

The return of expense charge is based on the following:

      Policy Year            Percentage of
                             Account Value Returned
        Year 1                    6%
        Year 2                    5%
        Year 3                    4%
        Year 4                    3%
        Year 5                    2%
        Year 6                    1%
        Year 7+                   0%

As described under the heading "Term Life Insurance Rider" on page [ ], we may offer a term life insurance rider that may have the effect of reducing the sales charge you pay on purchasing an equivalent amount of insurance. We offer this rider in circumstances that result in the savings of sales and distribution expenses and administrative costs. To qualify, a corporation, employer, or other purchaser must satisfy certain criteria such as, for example, the number of Policies it expects to purchase and the expected Total Face Amount under all such Policies. Generally, the sales contacts and effort and administrative costs per Policy depend on factors such as the number of Policies purchased by a single Owner, the purpose for which the Policies are purchased, and the characteristics of the proposed Insureds. The amount of reduction and the criteria for qualification are related to the sales effort and administrative costs resulting from sales to a qualifying owner. Great-West from time to time may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected owners funded by the Series Account.

Mortality and Expense Risk Charge. This charge is for the mortality and expense risks we assume with respect to the Policy. It is based on an annual rate that we apply against each Division of the Series Account on a daily basis. We convert the mortality and expense risk charge into a daily rate by dividing the annual rate by 365. The mortality and expense risk charge will be determined by us from time to time based on our expectations of future interest, mortality experience, persistency, expenses and taxes, but will not exceed 0.90% annually. Currently, the charge is 0.40% for Policy Years 1 through 5, 0.25% for Policy Years 6 through 20 and 0.10% thereafter.

The mortality risk we assume is that the group of lives insured under the Policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that the costs of issuing and administering Policies may be more than we estimated.

Monthly Deduction. We make a monthly deduction from your Account Value on the Policy Date and the first day of each Policy Month. This monthly deduction will be charged proportionally to the amounts in the Divisions.

The monthly deduction equals the sum of (1), (2), (3) and (4) where:

(1) is the cost of insurance charge (the monthly risk charge) equal to the current monthly risk rate (described below) multiplied by the net amount at risk divided by 1,000;

(2)  is the service charge;

(3) is the monthly cost of any additional benefits provided by riders which are a part of your Policy; and

(4) is any extra risk charge if the Insured is in a rated class as specified in your Policy.

The net amount at risk equals:

o    the death benefit divided by 1.00327374; less
o your Account Value on the first day of a Policy Month prior to assessing the monthly deduction.

If there are increases in the Total Face Amount other than increases caused by changes in the death benefit option, the monthly deduction described above is determined separately for the initial Total Face Amount and each increase in the Total Face Amount. In calculating the net amount at risk, your Account Value will first be allocated to the most recent increase in the death benefit and then to each increase in the Total Face Amount in the reverse order in which the increases were made.

Monthly Risk Rates. The monthly risk rate is used to determine the cost of insurance charge (monthly risk charge) for providing insurance coverage under the Policy. The monthly risk rate is applied to the amount at risk. The monthly risk rates (except for any such rate applicable to an increase in the Total Face Amount) are based on the length of time your Policy has been in force and the Insured's sex (in the case of non-unisex Policies) and Issue Age. If the Insured is in a rated class as specified in your Policy, we will deduct an extra risk charge that reflects that class rating. The monthly risk rates applicable to each increase in the Total Face Amount are based on the length of time the increase has been in force and the Insured's sex (in the case of non-unisex Policies), Issue Age, and class rating, if any. The monthly risk rates will be determined by us from time to time based on our expectations of future experience with respect to mortality, persistency, interest rates, expenses and taxes, but will not exceed the guaranteed maximum monthly risk rates based on the 1980 Commissioner's Standard Ordinary, Age Nearest Birthday, Male/Female, Smoker/Non-Smoker Ultimate Mortality Table ("1980 CSO"). Our monthly risk rates for unisex Policies will never exceed a maximum based on the 1980 CSO using male lives. Currently, the guaranteed minimum monthly risk charge is $0.08 per $1000 and the guaranteed maximum is $83.33 per $1000.

The guaranteed maximum monthly risk rates reflect any class rating applicable to the Policy. We have filed a detailed statement of our methods for computing Account Values with the insurance department in each jurisdiction where the Policy was delivered. These values are equal to or exceed the minimum required by law.

The monthly risk rate is greater on policies that require less underwriting to be performed regardless of the health of the individual. Monthly risk rate charges will be greatest on guaranteed issue policies, followed by simplified issue policies, then fully underwritten policies.

Service Charge. We will deduct a maximum of $15.00 from your Account Value on the first day of each Policy Month to cover our administrative costs, such as salaries, postage, telephone, office equipment and periodic reports. This charge may be increased or decreased by us from time to time based on our expectations of future expenses, but will never exceed $15.00 per Policy Month. The service charge will be deducted proportionally from the Divisions. The current service charge is $10.00 per Policy Month for Policy Years 1 through 3 and $7.50 per Policy Month thereafter.

Transfer Fee. A maximum administrative charge of $10 per Transfer of Account Value from one Division to other Divisions will be deducted from your Account Value for all Transfers in excess of 12 made in the same calendar year. The allocation of your Initial Premium from the Maxim Money Market Portfolio Division to your selected Divisions will not count toward the 12 free Transfers. Similarly, Transfers made under dollar cost averaging and periodic rebalancing under the rebalancer option are not subject to the transfer fee and do not count as Transfers for this purpose (except a one-time rebalancing under the rebalancer option will count as one Transfer). All Transfers Requested on the same Business Day will be aggregated and counted as one Transfer. The current charge is $10 per Transfer.

Partial Withdrawal Fee. A maximum administrative fee of $25 will be deducted from your Account Value for all partial withdrawals after the first made in the same Policy Year. The partial withdrawal fee will be deducted proportionally from all Divisions.

Surrender Charges.  Your Policy has no surrender charges.

Change of Death Benefit Option Fee. A maximum administrative fee of $100 will be deducted from your Account Value each time you change your death benefit option. The change of death benefit fee will be deducted proportionally from all Divisions.

Fund Expenses. You indirectly bear the charges and expenses of the Funds whose shares are held by the Divisions to which you allocate your Account Value. The Series Account purchases shares of the Funds at net asset value. Each Fund's net asset value reflects investment advisory fees and administrative expenses already deducted from the Fund's assets. A table containing current estimates of these charges and expenses can be found starting on page [ ]. For more information concerning the investment advisory fees and other charges against the Funds, see the fund prospectuses and the statements of additional information for the Funds, which are available upon Request.

We may receive compensation from the investment advisers or administrators of the Funds. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ between Funds.


General Description of Policy

Unless otherwise indicated, the description of the Policy in this prospectus assumes that the Policy is in force, there is no Policy Debt and current federal tax laws apply. The Policy described in this prospectus is offered to corporations and employers to provide life insurance coverage in connection with, among other things, deferred compensation plans. We issue Policies on the lives of prospective Insureds who meet our underwriting standards.

Policy Rights


Owner. While the Insured is alive, unless you have assigned any of these rights, you may:

o    transfer ownership to a new Owner;
o name a contingent owner who will automatically become the Owner of the Policy if you die before the Insured;

o    change or revoke a contingent owner;
o change or revoke a Beneficiary (unless a previous beneficiary designation was irrevocable);
o    exercise all other rights in the Policy;
o increase or decrease the Total Face Amount, subject to the other provisions of the Policy; and
o change the death benefit option, subject to the other provisions of the Policy.

When you transfer your rights to a new Owner, you automatically revoke any prior contingent owner designation. When you want to change or revoke a prior beneficiary designation, you have to specify that action. You do not affect a prior Beneficiary when you merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a Beneficiary or a contingent owner in order to exercise any of your rights. However, you must give us written notice satisfactory to us of the Requested action. Your Request will then, except as otherwise specified herein, be effective as of the date you signed the form, subject to any action taken before it was received by us.


Beneficiary. The Beneficiary has no rights in the Policy until the death of the Insured, except an irrevocable Beneficiary cannot be changed without the consent of that Beneficiary. If a Beneficiary is alive at that time, the Beneficiary will be entitled to payment of the Death Benefit Proceeds as they become due.


Policy Limitations

Allocation of Net Premiums. Except as otherwise described herein, your net premium will be allocated in accordance with the allocation percentages you select. Percentages must be in whole numbers.

We will credit premium payments received prior to the end of the free look period as described in the "Free Look Period" section of this prospectus on page [ ].

You may change your allocation percentages at any time by Request. Telephone Requests will be honored only if we have a properly completed telephone authorization form for you on file. An allocation change will be effective as of the date we receive the Request for that change. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone Requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone. However, if we do not take reasonable steps to ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate this telephone privilege at any time without notice.


Transfers among Divisions. Subject to our rules as they may exist from time to time, you may at any time Transfer to another Division all or a portion of the Account Value allocated to a Division. We will make Transfers pursuant to a Request. Telephone Requests will be honored only if we have a properly completed telephone authorization form for you on file. We, our affiliates and the representative from whom you purchased your Policy will not be responsible for losses resulting from acting upon telephone Requests reasonably believed to be genuine. We will use reasonable procedures to confirm that instructions communicated by telephone are genuine. For transactions initiated by telephone, you will be required to identify yourself by name and a personal identification number. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate the telephone Transfer privilege at any time without notice.


Transfers may be Requested by indicating the Transfer of either a specified dollar amount or a specified percentage of the Division's value from which the Transfer will be made.

Transfer privileges are subject to our consent. We reserve the right to impose limitations on Transfers, including, but not limited to: (1) the minimum amount that may be Transferred; and (2) the minimum amount that may remain in a Division following a Transfer from that Division.


A transfer fee of $10 per Transfer will apply for all Transfers in excess of 12 made in a calendar year. We may increase or decrease the Transfer charge; however, it is guaranteed to never exceed $10 per Transfer. All Transfers Requested on the same Business Day will count as only one Transfer toward the 12 free Transfers. The Transfer of your Initial Premium from the Maxim Money Market Portfolio Division to your selected Divisions does not count toward the twelve free Transfers. Likewise, any Transfers under dollar cost averaging or periodic rebalancing of your Account Value under the rebalancer option do not count toward the twelve free Transfers (a one time rebalancing, however, will be counted as one Transfer).

Market Timing & Excessive Trading. The Policies are intended for long-term investment and not for the purpose of market timing or excessive trading activity. In general, proposed SEC rules and the Funds define market timing activity to be the movement in and out of a Division in a five-day period designed to take advantage of short-term market fluctuations based upon expected increases in Division Unit Values. Excessive trading activity is defined as purchase and sale transactions of an Owner that occurs with such frequency and/or such size as to materially affect the Fund's ability to meet its investment objective in the judgment of the Fund. Funds may report suspected market-timing or excessive trading transfer activity. However, not all market timing or excessive trading transfer activity can be prevented, as it may not be possible to identify it unless and until a trading pattern is established. If suspected market-timing or excessive trading activity is identified by the Funds, we will take corrective action at the request of the Fund consistent with the terms of the Policy and applicable law.


Exchange of Policy. You may exchange your Policy for a new policy issued by Great-West that does not provide for variable benefits. The new policy will have the same Policy Date, Issue Age, and Insured as your Policy on the date of the exchange. The exchange must be made within 24 Policy Months after the Issue Date of your Policy and all Policy Debt must be repaid.

The cash value of your current Policy will be applied to the new policy as the Initial Premium.

Age Requirements. An Insured's Issue Age must be between 20 and 85 for Policies issued on a fully underwritten basis and between 20 and 70 for Policies issued on a guaranteed underwriting or a simplified underwriting basis.

Policy or Registrant Changes


Addition, Deletion or Substitution of Investment Options. Shares of any or all of the Funds may not always be available for purchase by the Divisions of the Series Account, or we may decide that further investment in any such shares is no longer appropriate. In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Series Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the SEC, to the extent necessary. We also may close a Division to future premium allocations and Transfers of Account Value. If we do so, we will notify you and ask you to change your premium allocation instructions. If you do not change those instructions by the Division's closing date, Premiums allocated to that Division automatically will be allocated to the Maxim Money Market Portfolio Division until you instruct us otherwise. A Division closing may affect dollar cost averaging and the rebalancer option. We reserve the right to operate the Series Account in any form permitted by law, to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws, to assess a charge for taxes attributable to the operation of the Series Account or for other taxes, as described in "Charges and Deductions" beginning on [ ] of this prospectus, and to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Policies. We also reserve the right to add Divisions, or to eliminate or combine existing Divisions or to Transfer assets between Divisions, or from any Division to our general account. In the event of any substitution or other act described in this paragraph, we may make appropriate amendment to the Policy to reflect the change.


Entire Contract. Your entire contract with us consists of the Policy, including the attached copy of your application and any attached copies of supplemental applications for increases in the Total Face Amount, any endorsements and any riders. Any illustrations prepared in connection with the Policy do not form a part of our contract with you and are intended solely to provide information about how values under the Policy, such as Cash Surrender Value, death benefit and Account Value, will change with the investment experience of the Divisions, and such information is based solely upon data available at the time such illustrations are prepared.

Alteration. Sales representatives do not have any authority to either alter or modify your Policy or to waive any of its provisions. The only persons with this authority are our president, secretary, or one of our vice presidents.

Modification. Upon notice to you, we may modify the Policy if such a modification --

o is necessary to make the Policy or the Series Account comply with any law or regulation issued by a governmental agency to which we are, or the Series Account is, subject;
o is necessary to assure continued qualification of the Policy under the Code or other federal or state laws as a life insurance policy;
o is necessary to reflect a change in the operation of the Series Account or the Divisions; or
o    adds, deletes or otherwise changes Division options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of any such modification, we may make appropriate amendment to the Policy to reflect such modification.

Assignments. During the lifetime of the Insured, you may assign all or some of your rights under the Policy. All assignments must be filed at our Corporate Headquarters and must be in written form satisfactory to us. The assignment will then be effective as of the date you signed the form, subject to any action taken before we received it. We are not responsible for the validity or legal effect of any assignment.

Notice and Elections. To be effective, all notices and elections under the Policy must be in writing, signed by you, and received by us at our Corporate Headquarters. Certain exceptions may apply. Unless otherwise provided in the Policy, all notices, requests and elections will be effective when received at our Corporate Headquarters complete with all necessary information.

Account Value

Your Account Value is the sum of your interests in each Division you have chosen plus the amount in your Loan Account. The Account Value varies depending upon the premiums paid, expense charges applied to premium, mortality and expense risk charge, service charges, monthly risk charges, partial withdrawals, fees, policy loans and the net investment factor (described below) for the Divisions to which your Account Value is allocated.

We measure the amounts in the Divisions in terms of Units and Unit Values. On any given date, your interest in a Division is equal to the Unit Value multiplied by the number of Units credited to you in that Division. Amounts allocated to a Division will be used to purchase Units of that Division. Units are redeemed when you make partial withdrawals, undertake policy loans or Transfer amounts from a Division, and for the payment of service charges, monthly risk charges and other fees. The number of Units of each Division purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Division. The Unit Value for each Division was established at $10.00 for the first Valuation Date of the Division. The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below). The Unit Value of a Division for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.

Transactions are processed on the date we receive a Premium at our Corporate Headquarters or upon approval of a Request. If your Premium or Request is received on a date that is not a Valuation Date, or after the close of the NYSE on a Valuation Date, the transaction will be processed on the next Valuation Date.

The Account Value attributable to each Division of the Series Account on the Policy Date equals:

o    that portion of net premium received and allocated to the Division, less
o    the service charges due on the Policy Date, less
o    the monthly risk charge due on the Policy Date, less
o    the monthly risk charge for any riders due on the Policy Date.

We apply your Initial Premium on the Policy Date, which will be the Issue Date (if we have already received your Initial Premium) or the Business Day we receive a Premium equal to, or in excess of, the Initial Premium after we have approved your application.

The Account Value attributable to each Division of the Series Account on subsequent Valuation Dates is equal to:

o the Account Value attributable to the Division on the preceding Valuation Date multiplied by that Division's net investment factor, plus
o that portion of net premium received and allocated to the Division during the current Valuation Period, plus
o that portion of the value of the Loan Account Transferred to the Division upon repayment of a policy loan during the current Valuation Period; plus
o any amounts Transferred by you to the Division from another Division during the current Valuation Period, less
o any amounts Transferred by you from the Division to another Division during the current Valuation Period, less
o that portion of any partial withdrawals deducted from the Division during the current Valuation Period, less
o that portion of any Account Value Transferred from the Division to the Loan Account during the current Valuation Period, less
o that portion of fees due in connection with a partial withdrawal charged to the Division, less
o if the first day of a Policy Month occurs during the current Valuation Period, that portion of the service charge for the Policy Month just beginning charged to the Division, less
o if the first day of a Policy Month occurs during the current Valuation Period, that portion of the monthly risk charge for the Policy Month just beginning charged to the Division, less
o if the first day of a Policy Month occurs during the current Valuation Period, that Division's portion of the cost for any riders and any extra risk charge if the Insured is in a rated class as specified in your Policy, for the Policy Month just beginning.

Net Investment Factor. The net investment factor for each Division for any Valuation Period is determined by deducting the mortality and expense risk charge for each day in the Valuation Period from the quotient of (1) and (2) where:

(1) is the net result of:

o the net asset value of a Fund share held in the Division determined as of the end of the current Valuation Period, plus
o the per share amount of any dividend or other distribution declared on Fund shares held in the Division if the "ex-dividend" date occurs during the current Valuation Period, plus or minus
o a per share credit or charge with respect to any taxes incurred by or reserved for, or paid by us if not previously reserved for, during the current Valuation Period which are determined by us to be attributable to the operation of the Division; and

(2) is the net result of:

o the net asset value of a Fund share held in the Division determined as of the end of the preceding Valuation Period; plus or minus

o a per share credit or charge with respect to any taxes incurred by or reserved for, or paid by us if not previously reserved for, during the preceding Valuation Period which are determined by us to be attributable to the operation of the Division.

The mortality and expense risk charge for the Valuation Period is the annual mortality and expense risk charge divided by 365 multiplied by the number of days in the Valuation Period.

The net investment factor may be greater or less than or equal to one.

Splitting Units. We reserve the right to split or combine the value of Units. In effecting any such change, strict equity will be preserved and no such change will have a material effect on the benefits or other provisions of your Policy.

Other Provisions and Benefits

Misstatement of Age or Sex (Non-Unisex Policy). If the age or (in the case of a non-unisex Policy) sex of the Insured is stated incorrectly in your policy application or rider application, we will adjust the amount payable appropriately as described in the Policy.

If we determine that the Insured was not eligible for coverage under the Policy after we discover a misstatement of the Insured's age, our liability will be limited to a return of premiums paid, less any partial withdrawals, any Policy Debt, and the cost for riders.


Suicide. If the Insured, whether sane or insane, commits suicide within two years after your Policy's Issue Date (one year if your Policy is issued in Colorado or North Dakota), we will not pay any part of the Death Benefit Proceeds. We will pay the Beneficiary Premiums paid, less the amount of any Policy Debt, any partial withdrawals and the cost for riders.


If the Insured, whether sane or insane, commits suicide within two years after the effective date of an increase in the Total Face Amount (one year if your Policy is issued in Colorado or North Dakota), then our liability as to that increase will be the cost of insurance for that increase and that portion of the Account Value attributable to that increase. The Total Face Amount of the Policy will be reduced to the Total Face Amount that was in effect prior to the increase.

Incontestability. All statements made in the application or in a supplemental application are representations and not warranties. We relied and will rely on those statements when approving the issuance, increase in face amount, increase in death benefit over premium paid, or change in death benefit option of the Policy. In the absence of fraud, we can use no statement in defense of a claim or to cancel the Policy for misrepresentation unless the statement was made in the application or in a supplemental application. In the absence of fraud, after the Policy has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of Premiums. However, any increase in the Total Face Amount which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the effective date of coverage of such increase.


Paid-Up Life Insurance. When the Insured reaches Attained Age 100 (if your Policy is in force at that time), the entire Account Value of your Policy (less outstanding Policy Debt) will be applied as a single Premium to purchase "paid-up" insurance. Outstanding Policy Debt will be repaid at this time. This repayment may be treated as a taxable distribution to you if your Policy is not a MEC. The net single premium for this insurance will be based on the 1980 Commissioner's Standard Ordinary, Sex Distinct, Non-Smoker Mortality Table. The cash value of your paid-up insurance, which initially is equal to the net single premium, will remain in the Divisions of the Series Account in accordance with your then current allocation. While the paid-up life insurance is in effect your assets will remain in the Series Account. You may change your Division allocation instructions and you may Transfer your cash value among the Divisions. All charges under your Policy, to the extent applicable, will continue to be assessed, except we will no longer make a deduction each Policy Month for the monthly risk charge. Your death benefit will be equal to the cash value of the paid-up policy and, thus, as your cash value changes based on the investment experience of the Divisions, the death benefit will increase or decrease accordingly. You may surrender the paid-up insurance policy at any time and, if surrendered within 30 days of a Policy Anniversary, its cash value will not be less than it was on that Policy Anniversary. Please see "Federal Income Tax Considerations -- Treatment When Insured Reaches Attained Age 100" on page [ ].


Supplemental Benefits. The following supplemental benefit riders are available, subject to certain limitations. An additional monthly risk charge will be assessed for each rider that is in force as part of the monthly deduction from your Account Value. If a supplemental benefit rider is terminated, the monthly risk charge for such rider will end immediately. See fee tables on pages [ ].

Term Life Insurance Rider. This rider provides term life insurance on the Insured. Coverage is renewable annually until the Insured's Attained Age 100. The amount of coverage provided under this rider varies from month to month as described below. We will pay the rider's death benefit to the Beneficiary when we receive Due Proof of death of the Insured while this rider is in force.

This rider provides the same three death benefit options as your Policy. The option you choose under the rider must at all times be the same as the option you have chosen for your Policy. The rider's death benefit will be determined at the beginning of each Policy Month in accordance with one of those options. For each of the options, any outstanding Policy Debt will reduce your death benefit.

If you purchase this rider, the Total Face Amount shown on your Policy's specifications page will be equal to the minimum amount of coverage provided by this rider plus the base face amount (which is the minimum death benefit under your Policy without the rider's death benefit). The minimum allocation of Total Face Amount between your Policy and the rider is 10% and 90% at inception, respectively. The total Death Benefit Payable under the rider and the Policy will be determined as described in "Death Benefit" below, using the Total Face Amount shown on your Policy's specifications page.

Coverage under this rider will take effect on the later of:

o    the Policy Date of the Policy to which this rider is attached; or

o the Policy Anniversary following our approval of your Request to add this rider to your Policy, subject to the deduction of the first monthly risk charge for the rider.

       The monthly risk rate for this rider will be the same as that used for the Policy and the monthly risk charge for the rider will be determined by multiplying the monthly risk rate by the rider's death benefit. This charge will be calculated on the first day of each Policy Month and added to the Policy's monthly risk charge.

If you purchase this rider, the target premium amount, to which the sales charge applies, will be proportionately lower. As a result, the sales charge deducted from your premium payments will be less than you would pay on a single Policy providing the same Total Face Amount of coverage as your Policy and rider.

We will offer this rider only in circumstances that result in the savings of sales and distribution expenses. As a result, in our discretion, we may decline to offer the term rider or refuse to consent to a proposed allocation of coverage between a base policy and term rider. In exercising this discretion, we will not discriminate unfairly against any person, including the affected owners funded by the Series Account.

You may terminate this rider by Request. This rider also will terminate on the earliest of the following dates:

o the date the Policy is surrendered or terminated; o the expiration of the grace period of the Policy; or
o    the death of the Insured.

Change of Insured Rider. This rider permits you to change the Insured under your Policy or any Insured that has been named by virtue of this rider. Before we change the Insured you must provide us with (1) a Request for the change signed by you and approved by us; (2) evidence of insurability for the new Insured; (3) evidence that there is an insurable interest between you and the new Insured;
(4) evidence that the new Insured's age, nearest birthday, is under 70 years; and (5) evidence that the new Insured was born prior to the Policy Date. We may charge a fee for administrative expenses when you change the Insured. The minimum charge is $100 per change and the maximum charge is $400 per change. When a change of Insured takes effect, policy premiums will be based on the new Insured's age, sex, mortality class and the premium rate in effect on the Policy Date.

Report to Owner. We will maintain all records relating to the Series Account and the Divisions. We will send you a report at least once each Policy Year within 30 days after a Policy Anniversary. The report will show current Account Value, current allocation in each Division, death benefit, premiums paid, investment experience since your last report, deductions made since the last report, and any further information that may be required by laws of the state in which your Policy was issued. It will also show the balance of any outstanding policy loans and accrued interest on such loans. There is no charge for this report.

In addition, we will send you the financial statements of the Funds and other reports as specified in the 1940 Act. We also will mail you confirmation notices or other appropriate notices of policy transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. Please read your statements and confirmations carefully and verify their accuracy and contact us promptly with any question.

Dollar Cost Averaging. By Request, you may elect dollar cost averaging in order to purchase Units of the Divisions over a period of time. There is no charge for this service.

Dollar cost averaging permits you to automatically Transfer a predetermined dollar amount, subject to our minimum, at regular intervals from any one or more designated Divisions to one or more of the remaining, then available Divisions. The Unit Value will be determined on the dates of the Transfers. You must specify the percentage to be Transferred into each designated Division. Transfers may be set up on any one of the following frequency periods: monthly, quarterly, semiannually, or annually. The Transfer will be initiated one frequency period following the date of your Request. We will provide a list of Divisions eligible for dollar cost averaging that may be modified from time to time. Amounts Transferred through dollar cost averaging are not counted against the twelve free Transfers allowed in a calendar year. You may not participate in dollar cost averaging and the rebalancer option (described below) at the same time. Participation in dollar cost averaging does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. We reserve the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer Option. By Request, you may elect the rebalancer option in order to automatically Transfer Account Value among the Divisions on a periodic basis. There is no charge for this service. This type of transfer program automatically reallocates your Account Value so as to maintain a particular percentage allocation among Divisions chosen by you. The amount allocated to each Division will grow or decline at different rates depending on the investment experience of the Divisions. Rebalancing does not change your Premium allocation. In order to change your premium allocation, contact us at the address or phone number on the first page of this prospectus.

You may Request that rebalancing occur one time only, in which case the Transfer will take place on the date of the Request. This Transfer will count as one Transfer towards the 12 free Transfers allowed in a calendar year.

You may also choose to rebalance your Account Value on a quarterly, semiannual, or annual basis, in which case the first Transfer will be initiated one frequency period following the date of your Request. On that date, your Account Value will be automatically reallocated to the selected Divisions. Thereafter, your Account Value will be rebalanced once each frequency period. In order to participate in the rebalancer option, your entire Account Value must be included. Transfers made with these frequencies will not count against the 12 free Transfers allowed in a calendar year.

You must specify the percentage of Account Value to be allocated to each Division and the frequency of rebalancing. You may terminate the rebalancer option at any time by Request.

You may not participate in the rebalancer option and dollar cost averaging at the same time. Participation in the rebalancer option does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the rebalancer option at any time.

Non-Participating. The Policy does not pay dividends.

Premiums

Policy Application, Issuance and Initial Premium. To purchase a Policy, you must submit an application to our Corporate Headquarters. We will then follow our underwriting procedures designed to determine the insurability of the proposed Insured. We may require full underwriting, which includes a medical examination and further information, before your application may be approved. We also may offer the Policy on a simplified underwriting or guaranteed issue basis. Proposed Insureds must be acceptable risks based on our applicable underwriting limits and standards. We will not issue a Policy until the underwriting process has been completed to our satisfaction. We reserve the right to reject an application for any lawful reason or to "rate" an Insured as a substandard risk, which will result in increased monthly risk rates. The monthly risk rate also may vary depending on the type of underwriting we use.

You must specify certain information in the application, including the Total Face Amount, the death benefit option and supplemental benefits, if any. The Total Face Amount generally may not be decreased below $100,000.

Upon approval of the application, we will issue to you a Policy on the life of the Insured. A specified Initial Premium must be paid before we issue the Policy. The effective date of coverage for your Policy (which we call the "Policy Date") will be the date we receive a Premium equal to or in excess of the specified Initial Premium after we have approved your application. If your premium payment is received on the 29th, 30th or 31st of a month, the Policy will be dated the 28th of that month.

We generally do not accept premium payments before approval of an application, however, at our discretion, we may elect to do so. While your application is in underwriting, if we accept your premium payment before approval of your application, we will provide you with temporary insurance coverage in accordance with the terms of our temporary insurance agreement. In our discretion, we may limit the amount of Premium we accept and the amount of temporary coverage we provide. If we approve your application, we will allocate your premium payment to the Series Account on the Policy Date, as described below. Otherwise, we will promptly return your payment to you. We will not credit interest to your premium payment for the period while your application is in underwriting.

We reserve the right to change the terms or conditions of your Policy to comply with differences in applicable state law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements that are attached to this prospectus or in endorsements to the Policy, as appropriate.

Free Look Period. During the free look period (ten days or longer where required by law), you may cancel your Policy. If you exercise the free look privilege, you must return the Policy to our Corporate Headquarters or to the representative from whom you purchased the Policy.


Generally, net premium will be allocated to the Divisions you selected on the application. However, under certain circumstances described below, the net premium will first be allocated to the Money Market Investment Division and remain there until the next Valuation Date following the end of the free look period plus 5 calendar days. On that date, the Sub-Account value held in the Money Market Investment Division will be allocated to the Investment Division(s) selected by you. If your premium payments are received after 4:00 PM EST/EDT, such payments will be credited on the next Valuation Date. Regardless of when the payment is credited, you will receive the utilized values from the date we received your payment.


During the free look period, you may change your Division allocations as well as your allocation percentages.

Policies returned during the free look period will be void from the date we issued the Policy. In most states, we will refund your current Policy Account Value. In those states, this amount may be higher or lower than your premium payments, which means you bear the investment risk during the free look period.

Certain states require that we return the greater of your Policy Account Value (less any surrenders, withdrawals and distributions already received) or the amount of the Premiums received. In those states, we will allocate your net premium payments to the Division of the Series Account that invests in the Maxim Money Market Portfolio. We will Transfer the Account Value in that Division to the other Divisions of the Series Account in accordance with your allocation instructions at the end of the free look period.

Premium. All premium payments must be made payable to "Great-West Life & Annuity Insurance Company" and mailed to our Corporate Headquarters. The Initial Premium will be due and payable on or before your Policy's Issue Date. The minimum Initial Premium will vary based on various factors, including the age of the Insured and the death benefits option you select, but may not be less than $100.00.You may pay additional premium payments to us in the amounts and at the times you choose, subject to the limitations described below. To find out whether your premium payment has been received, contact us at the address or telephone number shown on the first page of this prospectus.

We reserve the right to limit the number of premium payments we accept on an annual basis. No premium payment may be less than $100 per Policy without our consent, although we will accept a smaller premium payment if necessary to keep your Policy in force. We reserve the right to restrict or refuse any premium payments that exceed the Initial Premium amount shown on your Policy. We also reserve the right not to accept a premium payment that causes the death benefit to increase by an amount that exceeds the Premium received. Evidence of insurability satisfactory to us may be required before we accept any such Premium.

We will not accept premium payments that would, in our opinion, cause your Policy to fail to qualify as life insurance under applicable federal tax law. If a premium payment is made in excess of these limits, we will accept only that portion of the Premium within those limits, and will refund the remainder to you.

Net Premiums. The net premium is the amount you pay as the Premium less any expense charges applied to Premiums. See "Charges and Deductions - - Expense Charge Applied to Premium," on page [ ].

Planned Periodic Premiums. While you are not required to make additional premium payments according to a fixed schedule, you may select a planned periodic premium schedule and corresponding billing period, subject to our limits. We will send you reminder notices for the planned periodic premium, unless you request to have reminder notices suspended. You are not required, however, to pay the planned periodic premium; you may increase or decrease the planned periodic premium subject to our limits, and you may skip a planned payment or make unscheduled payments. Depending on the investment performance of the Divisions you select, the planned periodic premium may not be sufficient to keep your Policy in force, and you may need to change your planned payment schedule or make additional payments in order to prevent termination of your Policy.

Death Benefits

Death Benefit. If your Policy is in force at the time of the Insured's death, we will pay the Beneficiary an amount based on the death benefit option you select once we have received Due Proof of the Insured's death. The amount payable will be:

o    the amount of the selected death benefit option, less
o    the value of any Policy Debt on the date of the Insured's death, less
o    any accrued and unpaid policy charges.

We will pay this amount to the Beneficiary in one lump sum, unless the Beneficiary and we agree on another form of settlement. We will pay interest, at a rate not less than that required by law, on the amount of Death Benefit Proceeds, if payable in one lump sum, from the date of the Insured's death to the date of payment.

In order to meet the definition of life insurance under the Code, section 7702 of the Code defines alternative testing procedures for the minimum death benefit under a Policy: the guideline premium test ("GPT") and the cash value accumulation test ("CVAT"). See "Federal Income Tax Considerations - Tax Status of the Policy," on page [ ]. The Policy must qualify under either the GPT or the CVAT. When you purchase a Policy, you must choose the procedure under which your Policy will qualify. You may not change your choice while the Policy is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to your Account Value multiplied by some pre-determined factor. The factors used to determine the minimum death benefit depend on the testing procedure chosen and vary by age. The factors (expressed as percentages) used for GPT are shown in Appendix B and those used for CVAT are set forth in your Policy.

Under the GPT, there is also a maximum amount of Premium that may be paid with respect to your Policy.

In general, if your primary objective is maximum accumulation of Account Value during the initial Policy Years, then the CVAT may be the more appropriate choice. If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the GPT may generally be more appropriate. You should consult with a qualified tax advisor before deciding. If you do not elect either the CVAT or the GPT, we will use the CVAT to qualify your Policy.

The Policy has three death benefit options.

Option 1. The "Level Death" Option. Under this option, the death benefit is --

o the Policy's Total Face Amount on the date of the Insured's death less any partial withdrawals; or, if greater,
o the Account Value on the date of death multiplied by the applicable factor shown in the table set forth in Appendix B or in your Policy.

This death benefit option should be selected if you want to minimize your cost of insurance (monthly risk charge).

Option 2. The "Coverage Plus" Option. Under this option, the death benefit is --

o the sum of the Total Face Amount and Account Value of the Policy on the date of the Insured's death; or, if greater,
o the Account Value on the date of death multiplied by the applicable factor shown in the table set forth in Appendix B or in your Policy.

This death benefit option should be selected if you want your death benefit to increase with your Account Value.

Option 3. The "Premium Accumulation" Option. Under this option, the death benefit is --

o the sum of the Total Face Amount and premiums paid under the Policy plus interest at the rate specified in your Policy less any partial withdrawals; or, if greater,

o the Account Value on the date of death multiplied by the applicable factor shown in the table set forth in Appendix B or in your Policy.

This death benefit option should be selected if you want a specified amount of death benefit plus a return of the Premiums you paid with guaranteed interest.

Your Account Value and death benefit fluctuate based on the performance of the investment options you select and the expenses and deductions charged to your account.

There is no minimum death benefit guarantee associated with this Policy.

Changes in Death Benefit Option. After the first Policy Year, but not more than once each Policy Year, you may change the death benefit option by Request. Any change will be effective on the first day of the Policy Month following the date we approve your Request. A maximum administrative fee of $100 will be deducted from your Account Value each time you change your death benefit option.

A change in the death benefit option will not change the amount payable upon the death of the Insured on the date of change. Any change is subject to the following conditions:

o If the change is from option 1 to option 2, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount less the Account Value. Evidence of insurability may be required.

o If the change is from option 1 to option 3, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount less the accumulated value of all Premiums at the interest rate shown in your Policy. Evidence of insurability may be required.

o If the change is from option 2 to option 1, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount plus the Account Value.

o If the change is from option 2 to option 3, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount plus the Account Value less the accumulated value of all Premiums at the interest rate shown in your Policy.

o If the change is from option 3 to option 1, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount plus the accumulated value of all Premiums at the interest rate shown in your Policy.

o If the change is from option 3 to option 2, the new Total Face Amount, at the time of the change, will equal the prior Total Face Amount less the Account Value plus the accumulated value of all Premiums at the interest rate shown in your Policy.

Changes in Total Face Amount. You may increase or decrease the Total Face Amount of your Policy at any time within certain limits.

Minimum Changes. Each increase or decrease in the Total Face Amount must be at least $25,000. We reserve the right to change the minimum amount by which you may change the Total Face Amount.

Increases. To Request an increase, you must provide satisfactory evidence of the Insured's insurability. Once approved by us, an increase will become effective on the Policy Anniversary following our approval of your Request, subject to the deduction of the first Policy Month's monthly risk charge, service charge, any extra risk charge if the Insured is in a rated class and the cost of any riders.

Decreases. A decrease will become effective at the beginning of the next Policy Month following our approval of your Request. The Total Face Amount after the decrease must be at least $100,000.

For purposes of the incontestability provision of your Policy, any decrease in Total Face Amount will be applied in the following order:

o    first, to the most recent increase;
o    second, to the next most recent increases,  in reverse chronological order;
     and
o    finally, to the initial Total Face Amount.

Surrenders and Withdrawals

Surrenders. You may surrender your Policy for its Cash Surrender Value at any time while the Insured is living. If you do, the insurance coverage and all other benefits under the Policy will terminate. To surrender your Policy, contact us at the address or telephone number shown on the first page of this prospectus. The proceeds of a surrender will be payable within seven (7) days of the Request.

We will determine your Cash Surrender Value as of the end of the first Valuation Date after we receive your Request for surrender.

If you withdraw part of the Cash Surrender Value, your Policy's death benefit will be reduced and you may incur taxes and tax penalties.

You may borrow from us using your Account Value as collateral.


Partial Withdrawal. You may Request a partial withdrawal of Account Value at any time while the Policy is in force. The amount of any partial withdrawal must be at least $500 and may not exceed 90% of your Account Value less the value of the Loan Account. A partial withdrawal fee will be deducted from your Account Value for all partial withdrawals after the first made during the same Policy Year. This administrative fee is guaranteed to be no greater than $25. To Request a partial withdrawal, contact us at the address or telephone number shown on the first page of this prospectus.


The proceeds of any such partial withdrawal will be payable within seven (7) days of the Request.

The Death Benefit Proceeds will be reduced by the amount of any partial withdrawals. Your Account Value will be reduced by the amount of a partial withdrawal. The amount of a partial withdrawal will be withdrawn from the Divisions in the proportion the amounts in the Divisions bear to your Account Value. You cannot repay amounts taken as a partial withdrawal. Any subsequent payments received by us will be treated as additional premium payments and will be subject to our limitations on Premiums.


A partial withdrawal may have tax consequences. See "Federal Income Tax Considerations - - Tax Treatment of Policy Benefits," beginning on page [ ] of this prospectus.


Loans


Policy Loans. You may request a policy loan of up to 90% of your Account Value, decreased by the amount of any outstanding Policy Debt on the date the policy loan is made. When a policy loan is made, a portion of your Account Value equal to the amount of the policy loan will be allocated to the Loan Account as collateral for the loan. This amount will not be affected by the investment experience of the Series Account while the loan is outstanding and will be subtracted from the Divisions in the proportion the amounts in the Divisions bear to your Account Value. The minimum policy loan amount is $500.


The interest rate on the policy loan will be determined annually, using a simple interest formula, at the beginning of each Policy Year. That interest rate will be guaranteed for that Policy Year and will apply to all policy loans outstanding during that Policy Year. Interest is due and payable on each Policy Anniversary. Interest not paid when due will be added to the principal amount of the loan and will bear interest at the loan interest rate.

Presently, the maximum interest rate for policy loans is The Moody's Corporate Bond Yield Average - Monthly Average Corporates, which is published by Moody's Investor Service, Inc. If that Average ceases to be published, the maximum interest rate for policy loans will be derived from a substantially similar average adopted by your state's Insurance Commissioner.

We must reduce our policy loan interest rate if the maximum loan interest rate is lower than the loan interest rate for the previous Policy Year by one-half of one percent or more.

We may increase the policy loan interest rate but such increase must be at least one-half of one percent. No increase may be made if the policy loan interest rate would exceed the maximum loan interest rate. We will send you advance notice of any increase in the policy loan rate.

Interest will be credited to amounts held in the Loan Account using a compound interest formula. The rate will be no less than the policy loan interest rate then in effect less a maximum of 0.9%.

All payments we receive from you will be treated as premium payments unless we have received notice, in form satisfactory to us, that the funds are for loan repayment. If you have a policy loan, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not. Loan repayments will first reduce the outstanding balance of the policy loan and then accrued but unpaid interest on such loans. We will accept repayment of any policy loan at any time while the Policy is in force. Amounts paid to repay a policy loan will be allocated to the Divisions in accordance with your allocation instructions then in effect at the time of repayment. Any amount in the Loan Account used to secure the repaid loan will be allocated back to the Sub-Accounts.

A policy loan, whether or not repaid, will affect the Death Benefit Proceeds, payable upon the Insured's death, and the Account Value because the investment results of the Divisions do not apply to amounts held in the Loan Account. The longer a loan is outstanding, the greater the effect is likely to be, depending on the investment results of the Divisions while the loan is outstanding. The effect could be favorable or unfavorable.

Lapse and Reinstatement

Lapse and Continuation of Coverage. If you cease making premium payments, coverage under your Policy and any riders to the Policy will continue until your Account Value, less any Policy Debt, is insufficient to cover the monthly deduction. When that occurs, the grace period will go into effect.

Grace Period. If the first day of a Policy Month occurs during the Valuation Period and your Account Value, less any Policy Debt, is not sufficient to cover the monthly deduction for that Policy Month, then your Policy will enter the grace period described below. If you do not pay sufficient additional Premiums during the grace period, your Policy will terminate without value.

The grace period will allow 61 days for the payment of Premium sufficient to keep the Policy in force. Any such Premium must be in an amount sufficient to cover deductions for the monthly risk charge, the service charge, the cost for any riders and any extra risk charge if the Insured is in a rated class for the next two Policy Months. Notice of premium due will be mailed to your last known address or the last known address of any assignee of record at least 31 days before the date coverage under your Policy will cease. If the premium due is not paid within the grace period, then the Policy and all rights to benefits will terminate without value at the end of the 61-day period. The Policy will continue to remain in force during this grace period. If the Death Benefit Proceeds become payable by us during the grace period, then any due and unpaid policy charges will be deducted from the amount payable by us.

Termination of Policy. Your Policy will terminate on the earliest of the date we receive your Request to surrender, the expiration date of the grace period due to insufficient value or the date of death of the Insured. Upon lapse or termination, the Policy no longer provides insurance benefits.

Reinstatement. Before the Insured's death, we will reinstate your Policy, provided that the Policy has not been surrendered, and provided further that:

o you make your reinstatement Request within three years from the date of termination;
o you submit satisfactory evidence of insurability to us; o you pay an amount equal to the policy charges which were due and unpaid at the end of the grace period;
o you pay a Premium equal to four times the monthly deduction applicable on the date of reinstatement; and
o you repay or reinstate any policy loan that was outstanding on the date coverage ceased, including interest at 6.00% per year compounded annually from the date coverage ceased to the date of reinstatement of your Policy.

A reinstated Policy's Total Face Amount may not exceed the Total Face Amount at the time of termination. Your Account Value on the reinstatement date will reflect:

o    the Account Value at the time of termination; plus
o    net premiums attributable to premiums paid to reinstate the Policy; less
o    the monthly expense charge; less
o    the  monthly  cost  of  insurance   charge   applicable   on  the  date  of
     reinstatement; less
o    The expense charge applied to premium.

The effective date of reinstatement will be the date the application for reinstatement is approved by us.

Deferral of Payment. We will usually pay any amount due from the Series Account within seven (7) days after the Valuation Date following your Request giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment of any amount payable from the Series Account on death, surrender, partial withdrawal, or policy loan may be postponed whenever:

o the NYSE is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted;

o    the SEC, by order, permits postponement for the protection of Owners; or

o an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Series Account.

Federal Income Tax Considerations

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. You should consult counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the Internal Revenue Service's (the "IRS") current interpretation of current federal income tax laws. We make no representation as to the likelihood of continuation of the current federal income tax laws or of the current interpretations by the IRS. We do not make any guarantee regarding the tax status of any Policy or any transaction regarding the Policy.

The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of the Policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.

Tax Status of the Policy

A Policy has certain tax advantages when treated as a life insurance contract within the meaning of section 7702 of the Code. We believe that the Policy meets the section 7702 definition of a life insurance contract and will take whatever steps are appropriate and reasonable to attempt to cause the Policy to comply with section 7702. We reserve the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the IRS.

Diversification of Investments. Section 817(h) of the Code requires that the investments of each Division of the Series Account be "adequately diversified" in accordance with certain treasury department regulations. Disqualification of the Policy as a life insurance contract for failure to comply with the diversification requirements would result in the imposition of federal income tax on you with respect to the earnings allocable to the Policy prior to the receipt of payments under the Policy. We believe that the Divisions will be adequately diversified.


Policy Owner Control. In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that your ownership rights under the Policy would result in you being treated as the Owner of the assets of the Policy under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Policy.


The following discussion assumes that your Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

Life Insurance Death Benefit Proceeds. In general, the amount of the Death Benefit Payable under your Policy is excludible from your gross income under the Code.


If the death benefit is not received in a lump sum and is, instead, applied under a proceeds option agreed to by us and the Beneficiary, payments generally will be prorated between amounts attributable to the death benefit, which will be excludible from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.


Tax Deferred Accumulation. Any increase in your Account Value is generally not taxable to you. If you receive or are deemed to receive amounts from the Policy before the Insured dies, see the following section entitled "Distributions" for a more detailed discussion of the taxability of such payments.

Depending on the circumstances, any of the following transactions may have federal income tax consequences:

o the exchange of a Policy for a life insurance, endowment or annuity contract;
o    a change in the death benefit option;
o    a policy loan;
o    a partial surrender;
o    a surrender;
o    a change in the ownership of a Policy;
o    a change of the named Insured; or
o    an assignment of a Policy.

In addition, federal, state and local transfer and other tax consequences of ownership or receipt of Death Benefit Proceeds will depend on your circumstances and those of the named Beneficiary. Whether partial withdrawals (or other amounts deemed to be distributed) constitute income subject to federal income tax depends, in part, upon whether your Policy is considered a MEC.


Surrenders. If you surrender your Policy, you will recognize ordinary income to the extent the Account Value exceeds the "investment in the contract," which is generally the total of Premiums and other consideration paid for the Policy, less all amounts previously received under the Policy to the extent those amounts were excludible from gross income.

Distributions Under a Policy That Is Not a MEC. If your Policy is not a MEC, a distribution is generally treated first as a tax-free recovery of the "investment in the contract," and then as a distribution of taxable income to the extent the distribution exceeds the "investment in the contract." An exception is made for cash distributions that occur in the first 15 Policy Years as a result of a decrease in the death benefit or other change that reduces benefits under the Policy that are made for purposes of maintaining compliance with section 7702. Such distributions are taxed in whole or part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in section 7702.

If your Policy is not a MEC, policy loans and loans secured by the Policy are generally not treated as distributions. Such loans are instead generally treated as your indebtedness.

Finally, if your Policy is not a MEC, distributions (including distributions upon surrender), policy loans and loans secured by the Policy are not subject to the 10 percent additional tax applicable to distributions from a MEC.


Modified Endowment Contracts. Section 7702A of the Code treats certain life insurance contracts as MECs. In general, a Policy will be treated as a MEC if total premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before that time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums ("seven-pay test"). In addition, a Policy may be treated as a MEC if there is a "material change" of the Policy.


We will monitor your premium payments and other Policy transactions and notify you if a payment or other transaction might cause your Policy to become a MEC. We will not invest any Premium or portion of a Premium that would cause your Policy to become a MEC. We will promptly notify you or your agent of the excess cash received. We will not process the premium payment unless we receive a MEC acceptance form or policy change form within 48 hours of receipt of the excess funds. If paperwork is received that allows us to process the excess cash, the effective date will be the date of the new paperwork.


Further, if a transaction occurs which decreases the Total Face Amount of your Policy during the first seven years, we will retest your Policy, as of the date of its purchase, based on the lower Total Face Amount to determine compliance with the seven-pay test. Also, if a decrease in Total Face Amount occurs within seven years of a "material change," we will retest your Policy for compliance as of the date of the "material change." Failure to comply in either case would result in the Policy's classification as a MEC regardless of our efforts to provide a payment schedule that would not otherwise violate the seven-pay test.

The rules relating to whether a Policy will be treated as a MEC are complex and cannot be fully described in the limited confines of this summary. Therefore, you should consult with a competent tax adviser to determine whether a particular transaction will cause your Policy to be treated as a MEC.

Distributions Under Modified Endowment Contracts. If treated as a MEC, your Policy will be subject to the following tax rules:

o First, partial withdrawals are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess (if any) of your Account Value immediately before the distribution over the "investment in the contract" at the time of the distribution.

o Second, policy loans and loans secured by a Policy are treated as partial withdrawals and taxed accordingly. Any past-due loan interest that is added to the amount of the loan is treated as a loan.

o Third, a 10 percent additional penalty tax is imposed on that portion of any distribution (including distributions upon surrender), policy loan, or loan secured by a Policy, that is included in income, except where the distribution or loan is made to a taxpayer that is a natural person, and:

     1.   made when the taxpayer is age 59 1/2 or older;

     2.   attributable to the taxpayer becoming disabled; or

     3. is part of a series of substantially equal periodic payments (not less frequently than annually) for the duration of the taxpayer's life (or life expectancy) or for the duration of the longer of the taxpayer's or the Beneficiary's life (or life expectancies).


Multiple Policies. All MECs issued by us (or our affiliates) to you during any calendar year will be treated as a single MEC for purposes of determining the amount of a policy distribution that is taxable to you.


Treatment When Insured Reaches Attained Age 100. As described above, when the Insured reaches Attained Age 100, we will issue you a "paid-up" life insurance policy. We believe that the paid-up life insurance policy will continue to qualify as a "life insurance contract" under the Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Cash Surrender Value in the year in which the Insured attains age 100 and would realize taxable income at that time, even if the Death Benefit Proceeds were not distributed at that time. In addition, any outstanding Policy Debt will be repaid at that time. This repayment may be treated as a taxable distribution to you, if your contract is not a MEC.

Federal Income Tax Withholding. We are required to withhold 10% on that portion of a policy distribution that is taxable, unless you direct us in writing not to do so at or before the time of the policy distribution. As the Owner you are responsible for the payment of any taxes and early distribution penalties that may be due on policy distributions.

Actions to Ensure Compliance with the Tax Law. We believe that the maximum amount of Premiums we intend to permit for the Policies will comply with the Code definition of a "life insurance contract." We will monitor the amount of your Premiums, and, if you pay a Premium during a Policy Year that exceeds those permitted by the Code, we will promptly refund the Premium or a portion of the Premium before any allocation to the Funds. We reserve the right to increase the death benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the federal tax definition of a life insurance contract.

Trade or Business Entity Owns or Is Directly or Indirectly a Beneficiary of the Policy. Where a Policy is owned by other than a natural person, the owner's ability to deduct interest on business borrowing unrelated to the Policy can be impacted as a result of its ownership of cash value life insurance. No deduction will be allowed for a portion of a taxpayer's otherwise deductible interest expense unless the Policy covers only one individual, and such individual is, at the time first covered by the Policy, a 20 percent owner of the trade or business entity that owns the Policy, or an officer, director, or employee of such trade or business.

Although this limitation generally does not apply to Policies held by natural persons, if a trade or business (other than one carried on as a sole proprietorship) is directly or indirectly the Beneficiary under a Policy (e.g., pursuant to a split-dollar agreement), the Policy shall be treated as held by such trade or business. The effect will be that a portion of the trade or business entity's deduction for its interest expenses will be disallowed unless the above exception for a 20 percent owner, employee, officer or director applies.

The portion of the entity's interest deduction that is disallowed will generally be a pro rata amount which bears the same ratio to such interest expense as the taxpayer's average unborrowed cash value bears to the sum of the taxpayer's average unborrowed cash value and average adjusted bases of all other assets. Any corporate or business use of the life insurance should be carefully reviewed by your tax adviser with attention to these rules as well as any other rules and possible tax law changes that could occur with respect to corporate-owned life insurance.

Other Employee Benefit Programs. Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy owners also must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the Beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult your legal adviser.


Policy Loan Interest. Generally, no tax deduction is allowed for interest paid or accrued on any indebtedness under a Policy.


Our Taxes. We are taxed as a life insurance company under part I of subchapter L of the Code. The operations of the Series Account are taxed as part of our operations. Investment income and realized capital gains are not taxed to the extent that they are applied under the Policies. As a result of the Omnibus Budget Reconciliation Act of 1990, we are currently making, and are generally required to capitalize and amortize certain policy acquisition expenses over a 10-year period rather than currently deducting such expenses. This so-called "deferred acquisition cost" tax ("DAC tax") applies to the deferred acquisition expenses of a Policy and results in a significantly higher corporate income tax liability for Great-West. We reserve the right to adjust the amount of a charge to premium to compensate us for these anticipated higher corporate income taxes.

A portion of the expense charges applied to premium is used to offset the federal, state or local taxes that we incur which are attributable to the Series Account or the Policy. We reserve the right to adjust the amount of this charge.

We do not make any guarantees about the Policy's tax status.

We believe the Policy will be treated as a life insurance contract under federal tax laws.

Death benefits generally are not subject to federal income tax.

Investment gains are normally not taxed unless distributed to you before the Insured dies.

If you pay more Premiums than permitted under the seven-pay test, your Policy will be a MEC.

If your Policy becomes a MEC, partial withdrawals, policy loans and surrenders may incur taxes and tax penalties.

Corporate Tax Shelter Requirements


The Company does not believe that any purchase of a Policy by an Owner pursuant to this offering will be subject to the tax shelter registration, customer list or reporting requirements under the Current Tax Code and implementing regulations. All Owners that are corporations are advised to consult with their own tax and/or legal counsel and advisers, to make their own determination as to the applicability of the disclosure requirements of IRC ss. 6011 and Treas. Reg.
Section 1.6011-4 to their federal income tax returns.


Legal Proceedings


There are no pending legal proceedings that would have an adverse material effect on the Series Account or on GWFS Equities, Inc., the principal underwriter and distributor of the Policy. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.


Legal Matters

Beverly A. Byrne, Vice President, Counsel and Associate Secretary of Great-West, has passed upon all matters of Colorado law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Colorado law. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson St., Suite 400, East Lobby, Washington, D.C. 20007-5208, serves as special counsel to Great-West with regard to the federal securities laws.

Financial Statements

Great-West's consolidated financial statements, which are included in the Statement of Additional Information ("SAI"), should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Series Account.


The financial statements of the Series Accounts are also included in the SAI.


Appendix A - Glossary of Terms

Unless otherwise defined in this prospectus, capitalized terms shall have the meaning set forth below.

Account Value - The sum of the value of your interests in the Divisions and the Loan Account. This amount reflects: (1) the Premiums you pay; (2) the investment performance of the Divisions you select; (3) any policy loans or partial withdrawals; (4) your Loan Account balance; and (5) the charges we deduct under the Policy.

Attained Age - The age of the Insured, nearest birthday, as of the Policy Date and each Policy Anniversary thereafter.

Beneficiary - The person(s) named by the Owner to receive the Death Benefit Proceeds upon the death of the Insured.

Business Day - Any day that we are open for business. We are open for business every day that the NYSE is open for trading.

Cash Surrender Value - is equal to:

(a) Policy Value Account on the effective date of the surrender; less
(b) outstanding policy loans and accrued loan interest, if any; less
(c) any monthly cost of insurance charges.

Corporate Headquarters - Great-West Life & Annuity Insurance Company ("the Company"), 8515 East Orchard Road, Greenwood Village, Colorado 80111, or such other address as we may hereafter specify to you by written notice.

Death Benefit Proceeds - The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt, and increased by the amounts payable under any supplemental benefits.

Divisions - Divisions into which the assets of the Series Account are divided, each of which corresponds to an investment choice available to you.

Due Proof - Such evidence as we may reasonably require in order to establish that Death Benefit Proceeds are due and payable.

Effective Date - The date on which the first premium payment is credited to the Policy.

Evidence of Insurability - Information about an Insured that is used to approve or reinstate this Policy or any additional benefit.

Fund - An underlying mutual fund in which a Division invests. Each Fund is an investment company registered with the SEC or a separate investment series of a registered investment company.

Initial Premium - The initial premium amount specified in a Policy.

Insured - The person whose life is insured under the Policy.

Issue Age - The Insured's age as of the Insured's birthday nearest the Policy Date.

Issue Date - The date on which we issue a Policy.

Loan Account - All outstanding loans plus credited loan interest held in the general account of the Company. The Loan Account is not part of the Series Account.

Loan Account Value - The sum of all outstanding loans plus credited loan interest for this policy.

MEC - Modified Endowment Contract. For more information regarding MECs, see "Modified Endowment Contracts" on page [ ].

NYSE - New York Stock Exchange.

Owner - The person(s) named in the application who is entitled to exercise all rights and privileges under the Policy, while the Insured is living. The purchaser of the Policy will be the Owner unless otherwise indicated in the application.

Policy Anniversary - The same day in each succeeding year as the day of the year corresponding to the Policy Date.

Policy Date - The effective date of coverage under this Policy. The Policy Months, Policy Years and Policy Anniversaries are measured from the Policy Date.

Policy Debt - The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.

Policy Month - The one-month period commencing on the same day of the month as the Policy Date.

Policy Year - The one-year period commencing on the Policy Date or any Policy Anniversary and ending on the next Policy Anniversary.

Premiums - Amounts received and allocated to the Sub-Account(s) prior to any deductions.


Request - Any instruction in a form, written, telephoned or computerized, satisfactory to the Company and received at the Corporate Headquarters from the Owner or the Owner's assignee (as specified in a form acceptable to the Company) or the Beneficiary, (as applicable) as required by any provision of this Policy or as required by the Company. The Request is subject to any action taken or payment made by the Company before it was processed.


SEC - The United States Securities and Exchange Commission.

Series Account - The segregated investment account established by the Company as a separate account under Colorado law named the COLI VUL -2 Series Account. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Sub-Account - Sub-division(s) of the Account Value containing the value credited to the Owner from the Series Account.

Surrender Benefit - Account Value less any outstanding policy loans and less accrued loan interest.

Total Face Amount - The amount of life insurance coverage you request as specified in your Policy.


Transaction Date - The date on which any premium payment or Request from the Owner will be processed by the Company. Premium payments and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next Business Day. Requests will be processed and the Sub-Account Value will be valued on the day that the premium payments or Request is received and the NYSE is open for trading.

Transfer - The moving of money from one Division to one or more Division(s).


Unit - An accounting unit of measurement that we use to calculate the value of each Division.

Unit Value - The value of each Unit in a Division.

Valuation Date - The date on which the net asset value of each Fund is determined. A Valuation Date is each day that the NYSE is open for regular business. The value of a Division's assets is determined at the end of each Valuation Date. To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation Date will be used.

Valuation Period - The period of time from one determination of Unit Values to the next following determination of Unit Values. We will determine Unit Value for each Valuation Date as of the close of the NYSE on that Valuation Date.

Appendix B -- Table of Death Benefit Percentages

    Applicable Age          Percentage        Applicable Age        Percentage
          20                   250%                 60                 130%
          21                   250%                 61                 128%
          22                   250%                 62                 126%
          23                   250%                 63                 124%
          24                   250%                 64                 122%
          25                   250%                 65                 120%
          26                   250%                 66                 119%
          27                   250%                 67                 118%
          28                   250%                 68                 117%
          29                   250%                 69                 116%
          30                   250%                 70                 115%
          31                   250%                 71                 113%
          32                   250%                 72                 111%
          33                   250%                 73                 109%
          34                   250%                 74                 107%
          35                   250%                 75                 105%
          36                   250%                 76                 105%
          37                   250%                 77                 105%
          38                   250%                 78                 105%
          39                   250%                 79                 105%
          40                   250%                 80                 105%
          41                   243%                 81                 105%
          42                   236%                 82                 105%
          43                   229%                 83                 105%
          44                   222%                 84                 105%
          45                   215%                 85                 105%
          46                   209%                 86                 105%
          47                   203%                 87                 105%
          48                   197%                 88                 105%
          49                   191%                 89                 105%
          50                   185%                 90                 105%
          51                   178%                 91                 104%
          52                   171%                 92                 103%
          53                   164%                 93                 102%
          54                   157%                 94                 101%
          55                   150%                 95                 100%
          56                   146%                 96                 100%
          57                   142%                 97                 100%
          58                   138%                 98                 100%
          59                   134%                 99                 100%



Appendix C -- Sample Hypothetical Illustrations

Illustrations of death benefits, surrender values and accumulated premiums

The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy Year's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all Premiums are allocated to and remain in the Series Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Divisions of the Series Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

The amounts shown for the death benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the tables below. These include the expense charges applied to premium, the daily risk percentage charged against the Series Account for mortality and expense risks, the monthly service charge and the monthly cost of insurance. The expense charges applied to premium is equal to a guaranteed maximum of 6.5% for sales load and a guaranteed maximum of 3.5% to cover our federal tax obligations and the applicable local and state premium tax. The current level of these charges is 5.5% for sales load (for Policy Years 1 through 10 only) and 3.5% for federal tax obligations and applicable local and state premium tax.

The daily risk percentage charged against the Series Account for mortality and expense risks is an annual effective rate of 0.40% for the first five Policy Years, 0.25% for Policy Years 6 through 20, and 0.10% thereafter and is guaranteed not to exceed an annual effective rate of 0.90%. The monthly service charge is $10.00 per month for the first three Policy Years and $7.50 per Policy Month for all Policy Years thereafter. This charge is guaranteed not to exceed $15 per Policy Month.


The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.87% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses that you will incur may be more or less than 0.87%, and will vary from year to year. See "Charges and Deductions -- Fund Expenses" in this prospectus and the prospectuses for the Funds for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond, on a current basis, to net annual rates of -1.26%, 4.66%, and 10.59%, respectively, during the first five Policy Years, -1.11%, 4.82%, and 10.75%, respectively, for Policy Years 6 through 20, and -0.97%, 4.98% and 10.92%, respectively, thereafter.


The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Series Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits, Account Values and Cash Surrender Values, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by a sufficient amount to cover the tax charges.

We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming Policy charges at their maximum, we will furnish a table assuming current Policy charges.

                                     TABLE 1
                   Great-West Life & Annuity Insurance Company
                            COLI VUL-2 Series Account
                                  Male, Age 45
                          $1,000,000 Total Face Amount
                            Annual Premium $12,524.03
                             Death Benefit Option 1
                             Current Policy Charges

                          Hypothetical 0% Gross Investment        Hypothetical 6% Gross           Hypothetical 12% Gross
                                  Return Net -1.24%            Investment Return Net 4.68%     Investment Return Net 10.61%
             Premiums
             Paid Plus
  Policy    interest At  Contract  Surrender    Death     Contract   Surrender     Death     Contract   Surrender  Death
                                                                                                                   -----
   Year     5% Per Year    Value     Value     Benefit      Value      Value      Benefit     Value       Value     Benefit
   ----     -----------    -----     -----     -------      -----      -----      -------     -----       -----     -------
    1         13,150      10,431     11,057   1,000,000    11,080      11,745    1,000,000    11,730     12,433    1,000,000
    2         26,958      20,158     21,166   1,000,000    22,088      23,192    1,000,000    24,096     25,301    1,000,000
    3         41,456      29,201     30,369   1,000,000    33,034      34,355    1,000,000    37,183     38,670    1,000,000
    4         56,679      37,608     38,736   1,000,000    43,958      45,277    1,000,000    51,117     52,651    1,000,000

    5         72,663      45,024     45,925   1,000,000    54,496      55,586    1,000,000    65,621     66,934    1,000,000
    6         89,447      51,442     51,956   1,000,000    64,632      65,278    1,000,000    80,795     81,603    1,000,000
    7         107,069     56,810     56,810   1,000,000    74,284      74,284    1,000,000    96,647     96,647    1,000,000
    8         125,573     61,593     61,593   1,000,000    83,898      83,898    1,000,000   113,743     113,743   1,000,000
    9         145,002     65,909     65,909   1,000,000    93,595      93,595    1,000,000   132,358     132,358   1,000,000

    10        165,402     69,655     69,655   1,000,000    103,278    103,278    1,000,000   152,577     152,577   1,000,000
    11        186,823     73,524     73,524   1,000,000    113,687    113,687    1,000,000   175,381     175,381   1,000,000
    12        209,314     77,928     77,928   1,000,000    125,226    125,226    1,000,000   201,355     201,355   1,000,000
    13        232,930     82,860     82,860   1,000,000    137,942    137,942    1,000,000   230,832     230,832   1,000,000
    14        257,727     87,339     87,339   1,000,000    150,946    150,946    1,000,000   263,326     263,326   1,000,000

    15        283,763     91,261     91,261   1,000,000    164,162    164,162    1,000,000   299,129     299,129   1,000,000
    16        311,101     94,525     94,525   1,000,000    177,520    177,520    1,000,000   338,586     338,586   1,000,000
    17        339,807     97,032     97,032   1,000,000    190,945    190,945    1,000,000   382,105     382,105   1,000,000
    18        369,947     98,573     98,573   1,000,000    204,271    204,271    1,000,000   430,092     430,092   1,000,000
    19        401,595     99,044     99,044   1,000,000    217,422    217,422    1,000,000   483,124     483,124   1,000,000
    20        434,825     98,339     98,339   1,000,000    230,328    230,328    1,000,000   541,883     541,883   1,000,000

  Age 60      283,763     91,261     91,261   1,000,000    164,162    164,162    1,000,000   299,129     299,129   1,000,000
  Age 65      434,825     98,339     98,339   1,000,000    230,328    230,328    1,000,000   541,883     541,883   1,000,000
  Age 70      627,622     91,357     91,357   1,000,000    306,594    306,594    1,000,000   952,923     952,923   1,476,296
  Age 75      873,686     55,045     55,045       0        387,941    387,941    1,000,000   161,0680   1,610,680  2,263,778
 Age 100         -           -         -          -           -          -           -      1,670,1678 1,6701,678  17,369,745
         :

Notes:
(1) "0" values in the "Contract Value," "Surrender Value" and "Death Benefit" columns indicate Policy lapse. (2) Assumes a $12,524.03 premium is paid at the beginning of each Policy Year. Values will be different if premiums are are paid with a different frequency or in different amounts.
(3) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause your Policy to lapse due to insufficient Account Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a policy owner, and the different investment rates of return for the Funds. The Cash Surrender Value and death benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                                     TABLE 2
                   Great-West Life & Annuity Insurance Company
                            COLI VUL-2 Series Account
                                  Male, Age 45
                          $1,000,000 Total Face Amount
                            Annual Premium $12,524.03
                             Death Benefit Option 1
                            Guaranteed Policy Charges

                              Hypothetical 0% Gross       Hypothetical 6% Gross Investment       Hypothetical 12% Gross
                          Investment Return Net -1.73%            Return Net 4.16%            Investment Return Net 10.06%
             Premiums
             Paid Plus
  Policy    interest At  Contract  Surrender    Death     Contract   Surrender     Death     Contract   Surrender  Death
                                                                                                                   -----
   Year     5% Per Year    Value     Value     Benefit      Value      Value      Benefit     Value       Value     Benefit
   ----     -----------    -----     -----     -------      -----      -----      -------     -----       -----     -------
    1         13,150       6,554     6,947    1,000,000     7,075      7,499     1,000,000    7,598       8,054    1,000,000
    2         26,958      12,555     13,183   1,000,000    13,994      14,694    1,000,000    15,500     16,275    1,000,000
    3         41,456      18,133     18,858   1,000,000    20,878      21,713    1,000,000    23,871     24,826    1,000,000
    4         56,679      23,296     23,995   1,000,000    27,730      28,562    1,000,000    32,767     33,750    1,000,000

    5         72,663      27,938     28,497   1,000,000    34,435      35,124    1,000,000    42,129     42,972    1,000,000
    6         89,447      32,070     32,390   1,000,000    40,993      41,403    1,000,000    52,018     52,538    1,000,000
    7         107,069     35,586     35,586   1,000,000    47,287      47,287    1,000,000    62,381     62,381    1,000,000
    8         125,573     38,384     38,384   1,000,000    53,195      53,195    1,000,000    73,165     73,165    1,000,000
    9         145,002     40,474     40,474   1,000,000    58,707      58,707    1,000,000    84,434     84,434    1,000,000

    10        165,402     41,752     41,752   1,000,000    63,697      63,697    1,000,000    96,143     96,143    1,000,000
    11        186,823     42,114     42,114   1,000,000    68,032      68,032    1,000,000   108,250     108,250   1,000,000
    12        209,314     41,567     41,567   1,000,000    71,686      71,686    1,000,000   120,822     120,822   1,000,000
    13        232,930     40,002     40,002   1,000,000    74,518      74,518    1,000,000   133,830     133,830   1,000,000
    14        257,727     37,420     37,420   1,000,000    76,489      76,489    1,000,000   147,352     147,352   1,000,000

    15        283,763     33,707     33,707   1,000,000    77,441      77,441    1,000,000   161,372     161,372   1,000,000
    16        311,101     28,741     28,741   1,000,000    77,207      77,207    1,000,000   175,879     175,879   1,000,000
    17        339,807     22,395     22,395   1,000,000    75,604      75,604    1,000,000   190,869     190,869   1,000,000
    18        369,947     14,536     14,536   1,000,000    72,431      72,431    1,000,000   206,344     206,344   1,000,000
    19        401,595      4,783     4,783    1,000,000    67,239      67,239    1,000,000   222,116     222,116   1,000,000
    20        434,825        -         -          0        59,766      59,766    1,000,000   238,191     238,191   1,000,000

  Age 60      283,763     33,707     33,707   1,000,000    77,441      77,441    1,000,000   161,372     161,372   1,000,000
  Age 65      434,825        -         -          0        59,766      59,766    1,000,000   238,191     238,191   1,000,000
  Age 70      627,622        -         -          0           -          -           0       321,493     321,493   1,000,000
  Age 75      873,686        -         -          0           -          -           0       402,374     402,374   1,000,000
 Age 100         -           -         -          -           -          -           -          -           -          -


Notes:
(1) "0" values in the "Contract Value," "Surrender Value" and "Death Benefit" columns indicate Policy lapse. (2) Assumes a $12,524.03 premium is paid at the beginning of each Policy Year. Values will be different if premiums are are paid with a different frequency or in different amounts.
(3) Assumes that no policy loans have been made. Excessive loans or partial withdrawals may cause your Policy to lapse due to insufficient Account Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a policy owner, and the different investment rates of return for the Funds. The Cash Surrender Value and death benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

A Statement of Additional Information ("SAI") is a document that includes additional information about the COLI VUL-2 Series Account, including the financial statements of both Great-West Life & Annuity Insurance Company and the COLI VUL-2 Series Account. The SAI is incorporated by reference into the prospectus. The SAI is available upon request, without charge. To request the SAI or other information about the Policy, or to make any inquiries about the Policy, contact Great-West Life & Annuity Insurance Company toll-free at (888) 353-2654 or via e-mail at Keybusiness@gwl.com.

Information about the COLI VUL-2 Series Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the COLI VUL-2 Series Account are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

                    Investment Company Act File No. 811-09201

                            COLI VUL-2 SERIES ACCOUNT



                            Flexible Premium Variable

                        Universal Life Insurance Policies

                                   Issued by:

                   Great-West Life & Annuity Insurance Company

                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111





                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated April 30, 2004, which is available without charge by contacting Great-West Life & Annuity Insurance Company at (888) 353-2654 or via e-mail at Keybusiness@gwl.com.

                                 April 30, 2004

                                Table of Contents

General Information and History
      of Great-West and the Series
      Account..........................1

      State Regulation.................1

      Experts..........................1

Independent Auditors ..................1

Underwriters...........................2

Underwriting Procedures................2


Illustrations...........................
Financial Statements....................




General Information and History of Great-West and the Series Account


Great-West Life & Annuity Insurance Company ("Great-West," the "Company," "we" or "us") is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in February 1982. In September 1990, we redomesticated under the laws of Colorado.

We are authorized to do business in forty-nine states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam. We issue individual and group life insurance policies and annuity contracts and accident and health insurance policies.

Great-West is an indirect, wholly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is, in turn, a subsidiary of Power Financial Corporation, a financial services company. Power Corporation, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation.

State Regulation

We are subject to the laws of Colorado governing life insurance companies and to regulation by Colorado's Commissioner of Insurance, whose agents periodically conduct an examination of our financial condition and business operations. We are also subject to the insurance laws and regulations of all the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Experts

Actuarial matters included in the prospectus and the registration statement of which it is a part, including the hypothetical Policy illustrations, have been examined by Ron Laeyendecker, F.S.A., M.A.A.A, Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

We established "COLI VUL-2 Series Account" (the "Series Account") in accordance with Colorado law on November 25, 1997. The Series Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940.

Independent Auditors

The accounting firm of Deloitte & Touche LLP performs auditing services for Great-West and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado, 80202-3942.


The consolidated financial statements of Great-West as of December 31, 2002 and 2003, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, as well as the financial statements of the Series Account for the years ended December 31, 2002 and 2003, which are included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein. Such financial statements have been included herein in reliance upon the reports of Deloitte & Touche LLP, given upon their authority as experts in accounting and auditing.


Underwriters


The offering of the Policy is made on a continuous basis by GWFS Equities, Inc. ("GWFS Equities"), an indirect wholly owned subsidiary of Great-West, whose principal business address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. GWFS Equities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

GWFS Equities has received no underwriting commissions in connection with this offering.

Licensed insurance agents will sell the Policy in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 which are members of the National Association of Securities Dealers, Inc. and which have entered into selling agreements with GWFS Equities. GWFS Equities also acts as the general distributor of certain annuity contracts issued by us. The maximum sales commission payable to our agents, independent registered insurance agents and other registered broker-dealers is 70% of premium up to the first year target premium and 7% of the portion of the first year premium above the target. In addition, asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if: (i) a Policy terminates prior to the second Policy Anniversary; or (ii) a Policy is surrendered for the Surrender Benefit within the first six Policy Years and applicable state insurance law permits a return of expense charge.


Underwriting Procedures

We will issue on a Fully Underwritten Basis applicants up to 300% of our standard current mortality assumptions. We will issue on a Simplified Basis based on case characteristics, such as required policy size, average age of group and the industry of the group using our standard mortality assumptions. We will issue on a Guaranteed Basis for larger groups based on case characteristics such as the size of the group, policy size, average age of group, industry, and group location.

Illustrations - Illustration provided in Appendix C of prospectus.

Upon Request, we will provide you an illustration of Cash Surrender Value, Account Value and death benefits. The first illustration you Request during a Policy Year will be provided to you free of charge. Thereafter, each additional illustration Requested during the same Policy Year will be provided to you for a nominal fee not to exceed $50.

Financial Statements

                 Coli Vul-2 Series Account of Great-West Life &

                            Annuity Insurance Company

                    Financial Statements for the Years Ended
                           December 31, 2003 and 2002
                        and Independent Auditors' Report

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                            AMERICAN       AMERICAN        AMERICAN     DREYFUS STOCK    DREYFUS VIF    FEDERATED
                                           CENTURY VP     CENTURY VP      CENTURY VP   INDEX PORTFOLIO  APPRECIATION     AMERICAN
                                            INCOME &     INTERNATIONAL      VALUE                         PORTFOLIO      LEADERS
                                           GROWTH IV       PORTFOLIO      PORTFOLIO                                      FUND II
                                           PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:
     Investments at market value (1)     $     86,055 $        90,691 $       75,161 $     2,861,000 $       76,347  $      469,548
     Investment income due and accrued                                                        10,782
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

        Total assets                           86,055          90,691         75,161       2,871,782         76,347         469,548
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

LIABILITIES:

     Due to Great-West Life & Annuity              7               8              6             249              7              41
        Insurance Company
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

        Total liabilities                           7               8              6             249              7              41
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

NET ASSETS                             $       86,048 $        90,683 $       75,155 $     2,871,533 $       76,340  $      469,507
                                         =============  ==============  =============  ==============  =============   =============
                                         =============  ==============  =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $       86,048 $        90,683 $       75,155 $     2,871,533 $       76,340  $      469,507
                                         =============  ==============  =============  ==============  =============   =============
                                         =============  ==============  =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                  9,000          10,753          5,149         320,551          7,757          44,949

UNIT VALUE (ACCUMULATION)              $         9.56 $          8.43 $        14.60 $          8.96 $         9.84  $        10.45
                                         =============  ==============  =============  ==============  =============   =============
                                         =============  ==============  =============  ==============  =============   =============

(1)  Cost of investments:              $       73,614 $        74,735 $       66,940 $     2,429,889 $       69,401  $      459,186
     Shares of investments:                    13,098          14,104          9,648         100,669          2,218          24,584


The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                           FEDERATED    FEDERATED HIGH    FEDERATED     FIDELITY VIP    FIDELITY VIP     FIDELITY
                                             GROWTH       INCOME BOND   INTERNATIONAL    CONTRAFUND        GROWTH          VIP
                                           STRATEGIES       FUND II     EQUITY FUND II   SERVICES II      PORTFOLIO     INVESTMENT
                                            FUND II                                       PORTFOLIO                     GRADE BOND
                                                                                                                       II PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $       23,630 $       68,215  $      232,191 $       361,547 $    1,676,291  $    5,947,685
     Investment income due and accrued
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                           23,630         68,215         232,191         361,547      1,676,291       5,947,685
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Due to Great-West Life & Annuity               2              6              20              31            145             522
        Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                           2              6              20              31            145             522
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $       23,628 $       68,209  $      232,171 $       361,516 $    1,676,146  $    5,947,163
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $       23,628 $       68,209  $      232,171 $       361,516 $    1,676,146  $    5,947,163
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                  2,634          5,928          27,321          32,664        223,558         481,612

UNIT VALUE (ACCUMULATION)              $         8.97 $        11.51  $         8.50 $         11.07 $         7.50  $        12.35
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $       20,826 $       64,199  $      224,778 $       297,600 $    1,719,882  $    5,790,561
     Shares of investments:                     1,298          8,538          20,034          15,767         54,567         440,569


The accompanying notes are an integral part of these financial statements.                                              (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                         INVESCO VIF     JANUS ASPEN    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN   MAXIM ARIEL
                                         CORE EQUITY       SERIES          SERIES         SERIES          SERIES         MIDCAP
                                          PORTFOLIO       BALANCED        CAPITAL        FLEXIBLE        WORLDWIDE       VALUE
                                                          PORTFOLIO     APPRECIATION      INCOME          GROWTH       PORTFOLIO
                                                                        I PORTFOLIO      PORTFOLIO       PORTFOLIO
                                        -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)  $    1,944,054 $    1,268,711  $      424,822 $     5,326,794 $    1,019,819  $    1,703,132
     Investment income due and accrued
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                       1,944,054      1,268,711         424,822       5,326,794      1,019,819       1,703,132
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Due to Great-West Life & Annuity            169            110              37             467             88             148
        Insurance Company
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                        169            110              37             467             88             148
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $    1,943,885 $    1,268,601  $      424,785 $     5,326,327 $    1,019,731  $    1,702,984
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units               $    1,943,885 $    1,268,601  $      424,785 $     5,326,327 $    1,019,731  $    1,702,984
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING               193,411        110,920          41,263         392,739        120,589         103,055

UNIT VALUE (ACCUMULATION)             $        10.05 $        11.44  $        10.29 $         13.56 $         8.46  $        16.53
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:             $    1,975,215 $    1,169,043  $      393,226 $     5,258,498 $    1,006,084  $    1,377,426
     Shares of investments:                  108,546         55,209          20,385         426,485         39,497          77,982


The accompanying notes are an integral part of these financial statements.                                             (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                          MAXIM ARIEL        MAXIM      MAXIM INVESCO     MAXIM MFS     MAXIM LOOMIS      MAXIM
                                           SMALL-CAP     CONSERVATIVE   ADR PORTFOLIO     SMALL-CAP      SAYLES BOND    MODERATELY
                                             VALUE         PROFILE I                       GROWTH         PORTFOLIO     AGGRESSIVE
                                           PORTFOLIO       PORTFOLIO                      PORTFOLIO                     PROFILE I
                                                                                                                        PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $      555,339 $       23,303  $      295,155 $       765,228 $    2,059,159  $       31,541
     Investment income due and accrued
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                          555,339         23,303         295,155         765,228      2,059,159          31,541
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Due to Great-West Life & Annuity              49              2              25              66            179               3
        Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                          49              2              25              66            179               3
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $      555,290 $       23,301  $      295,130 $       765,162 $    2,058,980  $       31,538
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $      555,290 $       23,301  $      295,130 $       765,162 $    2,058,980  $       31,538
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                 50,963          1,922          28,733          83,651        130,621           2,839

UNIT VALUE (ACCUMULATION)              $        10.90 $        12.12  $        10.27 $          9.15 $        15.76  $        11.11
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $      495,604 $       23,322  $      249,786 $       641,693 $    1,696,845  $       28,104
     Shares of investments:                    45,896          2,340          20,202          50,377        171,883           3,065


The accompanying notes are an integral part of these financial statements.                                              (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                          MAXIM MONEY    MAXIM T. ROWE    MAXIM U.S.      NEUBERGER       NEUBERGER     NEUBERGER
                                             MARKET          PRICE        GOVERNMENT     BERMAN AMT      BERMAN AMT     BERMAN AMT
                                           PORTFOLIO     EQUITY/INCOME    SECURITIES      GUARDIAN     MID-CAP GROWTH    PARTNERS
                                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $    4,873,129 $      215,616  $    5,501,250 $       403,545 $      453,502  $       99,401
     Investment income due and accrued            133
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                        4,873,262        215,616       5,501,250         403,545        453,502          99,401
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Due to Great-West Life & Annuity             427             18             482              35             39               9
        Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                         427             18             482              35             39               9
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    4,872,835 $      215,598  $    5,500,768 $       403,510 $      453,463  $       99,392
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $    4,872,835 $      215,598  $    5,500,768 $       403,510 $      453,463  $       99,392
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                434,713         20,730         417,475          36,476         49,163           9,216

UNIT VALUE (ACCUMULATION)              $        11.21 $        10.40  $        13.18 $         11.06 $         9.22  $        10.78
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $    4,873,129 $      192,702  $    5,648,866 $       372,842 $      399,600  $       89,922
     Shares of investments:                 4,873,129         12,758         493,386          28,866         29,583           6,455


The accompanying notes are an integral part of these financial statements.                                              (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------

                                                                                           NEUBERGER     STI CLASSIC    TOTAL COLI
                                                                                           BERMAN AMT      VARIABLE       VUL-2
                                                                                            SOCIALLY     TRUST SMALL      SERIES
                                                                                           RESPONSIVE     CAP VALUE      ACCOUNT
                                                                                           PORTFOLIO      PORTFOLIO
                                                                                         -------------------------------------------


ASSETS:

    Investments at market value (1)                                                    $        4,316 $       83,690 $   39,019,867
    Investment income due and accrued                                                                                        10,915
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------

       Total assets                                                                             4,316         83,690     39,030,782
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------

LIABILITIES:

    Due to Great-West Life & Annuity Insurance Company                                              0              7          3,404
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------

       Total liabilities                                                                            0              7          3,404
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------

NET ASSETS                                                                             $        4,316 $       83,683 $   39,027,378
                                                                                         =============  =============  =============
                                                                                         =============  =============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                                                                 $        4,316 $       83,683 $   39,027,378
                                                                                         =============  =============  =============
                                                                                         =============  =============  =============

ACCUMULATION UNITS OUTSTANDING                                                                    363          6,610

UNIT VALUE (ACCUMULATION)                                                              $        11.89 $        12.66
                                                                                         =============  =============
                                                                                         =============  =============

(1) Cost of investments:                                                               $        3,620 $       81,373 $   37,268,511
    Shares of investments:                                                                        349          5,655


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                             AMERICAN       AMERICAN        AMERICAN    DREYFUS STOCK    DREYFUS VIF   DREYFUS VIF
                                            CENTURY VP     CENTURY VP      CENTURY VP       INDEX       APPRECIATION     GROWTH &
                                             INCOME &     INTERNATIONAL      VALUE        PORTFOLIO       PORTFOLIO       INCOME
                                            GROWTH IV       PORTFOLIO      PORTFOLIO                                    PORTFOLIO
                                            PORTFOLIO
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $        1,176 $          392  $              $       34,177 $           975 $           36

EXPENSES:

    Mortality and expense risk                     358            318             116          8,286             417             22
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                       818             74            (116)        25,891             558             14
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of             (5,377)        (4,841)         (1,063)       (79,824)         13,748            155
    fund shares
    Realized gain distributions
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                    (5,377)        (4,841)         (1,063)       (79,824)         13,748            155
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation
       on investments                           29,550         26,119           9,582        596,986           5,677          1,160
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $       24,991 $       21,352  $        8,403 $      543,053 $        19,983 $        1,329
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                   1.31%          0.49%                          1.65%           0.93%          0.63%
                                          =============  =============                  =============  ==============  =============
                                          =============  =============                  =============  ==============  =============

INVESTMENT INCOME RATIO (2002)                   0.76%          0.82%           0.76%          1.50%           1.66%          0.69%
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO (2001)                   0.12%          0.02%                          1.19%           1.85%          0.07%
                                          =============  =============                  =============  ==============  =============
                                          =============  =============                  =============  ==============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                            FEDERATED       FEDERATED      FEDERATED      FEDERATED     FIDELITY VIP     FIDELITY
                                             AMERICAN        GROWTH       HIGH INCOME   INTERNATIONAL    CONTRAFUND     VIP GROWTH
                                           LEADERS FUND    STRATEGIES     BOND FUND II  EQUITY FUND II   SERVICES II    PORTFOLIO
                                                II           FUND II                                      PORTFOLIO
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $        6,039 $               $        1,226 $              $               $          993

EXPENSES:

    Mortality and expense risk                   1,601             62             574            770             915          4,209
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                     4,438            (62)            652           (770)           (915)        (3,216)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of             (1,844)           746          17,782           (787)         12,245        (55,529)
       fund shares
    Realized gain distributions
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                    (1,844)           746          17,782           (787)         12,245        (55,529)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
       appreciation (depreciation)
       on investments                           98,001          4,382           4,997         57,152          63,947        348,619
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $      100,595 $        5,066  $       23,431 $       55,595 $        75,277 $      289,874
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                   1.51%                          0.79%                                         0.09%
                                          =============                  =============                                 =============
                                          =============                  =============                                 =============

INVESTMENT INCOME RATIO (2002)                   0.08%                          8.43%                                         0.11%
                                          =============                  =============                                 =============
                                          =============                  =============                                 =============




The accompanying notes are an integral part of these financial statements.                                              (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                           FIDELITY VIP    INVESCO VIF    INVESCO VIF    JANUS ASPEN     JANUS ASPEN   JANUS ASPEN
                                            INVESTMENT     CORE EQUITY     HIGH YIELD       SERIES     SERIES CAPITAL     SERIES
                                          GRADE BOND II     PORTFOLIO      PORTFOLIO       BALANCED    APPRECIATION I    FLEXIBLE
                                            PORTFOLIO                                     PORTFOLIO       PORTFOLIO       INCOME
                                                                                                                        PORTFOLIO
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $      177,225 $       18,185  $              $       33,340 $         1,062 $      243,838

EXPENSES:

    Mortality and expense risk                  21,247          4,679              70          6,153             562         20,611
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                   155,978         13,506             (70)        27,187             500        223,227
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of            178,290        (11,459)          3,205        (73,631)          8,032         96,482

    Realized gain distributions                 64,755
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                   243,045        (11,459)          3,205        (73,631)          8,032         96,482
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                         (161,614)       243,474             869        225,940          31,596        (16,207)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $      237,409 $      245,521  $        4,004 $      179,496 $        40,128 $      303,502
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                   3.34%          1.55%                          2.17%           0.64%          4.73%
                                          =============  =============                  =============  ==============  =============
                                          =============  =============                  =============  ==============  =============

INVESTMENT INCOME RATIO (2002)                   1.44%          1.71%          11.72%          2.90%                          5.71%
                                          =============  =============   =============  =============                  =============
                                          =============  =============   =============  =============                  =============

INVESTMENT INCOME RATIO (2001)                                  1.76%                          3.26%
                                                         =============                  =============
                                                         =============                  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                           JANUS ASPEN     MAXIM ARIEL    MAXIM ARIEL       MAXIM       MAXIM INVESCO   MAXIM MFS
                                              SERIES      MIDCAP VALUE     SMALL-CAP     CONSERVATIVE   ADR PORTFOLIO   SMALL-CAP
                                            WORLDWIDE       PORTFOLIO        VALUE        PROFILE I                       GROWTH
                                              GROWTH                       PORTFOLIO      PORTFOLIO                     PORTFOLIO
                                            PORTFOLIO
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $        8,999 $        2,372  $          139 $          407 $         2,672 $

EXPENSES:

    Mortality and expense risk                   3,139          5,759           1,218              5             470          2,481
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME (LOSS)                     5,860         (3,387)         (1,079)           402           2,202         (2,481)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of            (74,195)      (210,995)         29,242                           (720)       (49,729)
    fund shares
    Realized gain distributions                                 5,453           8,795
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                   (74,195)      (205,542)         38,037                           (720)       (49,729)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                          242,228        563,711          59,735            (19)         47,852        233,472
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $      173,893 $      354,782  $       96,693 $          383 $        49,334 $      181,262
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                   1.15%          0.13%           0.04%          2.23%           2.27%
                                          =============  =============   =============  =============  ==============
                                          =============  =============   =============  =============  ==============

INVESTMENT INCOME RATIO (2002)                   1.09%          0.23%                                          1.91%
                                          =============  =============                                 ==============
                                          =============  =============                                 ==============

INVESTMENT INCOME RATIO (2001)                   0.62%          0.66%                                          1.32%
                                          =============  =============                                 ==============
                                          =============  =============                                 ==============


The accompanying notes are an integral part of these financial statements.                                               (Continued)


COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                           MAXIM LOOMIS       MAXIM       MAXIM MONEY   MAXIM T. ROWE    MAXIM U.S.     NEUBERGER
                                           SAYLES BOND     MODERATELY        MARKET         PRICE        GOVERNMENT     BERMAN AMT
                                            PORTFOLIO      AGGRESSIVE      PORTFOLIO    EQUITY/INCOME    SECURITIES      GUARDIAN
                                                            PROFILE I                     PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                            PORTFOLIO
                                          ------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                           $      119,550 $          414  $       50,055 $        1,542 $       222,287 $        3,516

EXPENSES:

    Mortality and expense risk                   7,739            101          27,984            319          19,626          1,489
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INVESTMENT INCOME                          111,811            313          22,071          1,223         202,661          2,027
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of             56,624            (63)                           468          26,707        (18,921)
    fund shares
    Realized gain distributions                                                                  163          44,146
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Net realized gain (loss)                    56,624            (63)                           631          70,853        (18,921)
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                          332,457          5,961                         22,914        (177,062)       120,283
                                          -------------  -------------   -------------  -------------  --------------  -------------
                                          -------------  -------------   -------------  -------------  --------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS           $      500,892 $        6,211  $       22,071 $       24,768 $        96,452 $      103,389
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============


INVESTMENT INCOME RATIO (2003)                   6.18%          1.64%           0.71%          1.66%           4.54%          0.94%
                                          =============  =============   =============  =============  ==============  =============
                                          =============  =============   =============  =============  ==============  =============

INVESTMENT INCOME RATIO (2002)                   7.33%          1.68%           1.36%                          5.47%          0.07%
                                          =============  =============   =============                 ==============  =============
                                          =============  =============   =============                 ==============  =============

INVESTMENT INCOME RATIO (2001)                  11.35%          2.39%           3.51%                                         0.36%
                                          =============  =============   =============                                 =============
                                          =============  =============   =============                                 =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                                                             NEUBERGER      NEUBERGER      NEUBERGER    STI CLASSIC    TOTAL COLI
                                                             BERMAN AMT     BERMAN AMT    BERMAN AMT      VARIABLE       VUL-2
                                                              MID-CAP        PARTNERS      SOCIALLY     TRUST SMALL      SERIES
                                                               GROWTH       PORTFOLIO     RESPONSIVE     CAP VALUE      ACCOUNT
                                                             PORTFOLIO                     PORTFOLIO     PORTFOLIO
                                                           ------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                                            $              $              $             $           94 $      930,711

EXPENSES:

    Mortality and expense risk                                    1,463           210              9             13        142,995
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

NET INVESTMENT INCOME (LOSS)                                     (1,463)         (210)            (9)            81        787,716
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                 (35,777)          (42)             4                      (181,067)
    Realized gain distributions                                                                                            123,312
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net realized gain (loss)                                    (35,777)          (42)             4                       (57,755)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Change in net unrealized appreciation
       on investments                                           126,029        16,256            696          2,317      3,167,060
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                            $       88,789 $      16,004  $         691 $        2,398 $    3,897,021
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


INVESTMENT INCOME RATIO (2003)                                                                                0.11%
                                                                                                       =============
                                                                                                       =============






The accompanying notes are an integral part of these financial statements.                                              (Concluded)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

-----------------------------------------------------------------------------------------------------------------------------------
                                            AMERICAN CENTURY VP INCOME &      AMERICAN CENTURY VP       AMERICAN CENTURY VP VALUE
                                                 GROWTH IV PORTFOLIO        INTERNATIONAL PORTFOLIO             PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

    Net investment income (loss)          $          818 $          256 $          74  $         135 $         (116)$           26
    Net realized gain (loss)                      (5,377)          (327)       (4,841)          (314)        (1,063)           302
    Change in net realized appreciation
    (depreciation)
       on investments                             29,550        (17,033)       26,119         (6,778)         9,582         (1,409)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
       resulting from operations                  24,991        (17,104)       21,352         (6,957)         8,403         (1,081)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                             22,350         26,637        25,074         19,640            319          2,646
    Redemptions                                  (20,083)        (2,378)       (1,409)          (773)          (495)          (428)
    Transfers between subaccounts, net           (31,426)        58,140        13,610              5         59,910
    Contract maintenance charges                    (329)          (349)         (485)          (276)          (233)           (13)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     (29,488)        82,050        36,790         18,596         59,501          2,205
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net              (4,497)        64,946        58,142         11,639         67,904          1,124
       assets

NET ASSETS:
    Beginning of period                           90,545         25,599        32,541         20,902          7,251          6,127
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $       86,048 $       90,545 $      90,683  $      32,541 $       75,155 $        7,251
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   2,988          9,806        10,239          2,484          5,290            208
    Units redeemed                                (6,190)          (374)       (4,271)          (137)          (779)           (39)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       (3,202)         9,432         5,968          2,347          4,511            169
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                             DREYFUS STOCK INDEX PORTFOLIO   DREYFUS VIF APPRECIATION      DREYFUS VIF GROWTH &
                                                                                    PORTFOLIO                INCOME PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                                                                            (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                  $       25,891 $        9,363 $         558  $         358 $           14 $           10
    Net realized gain (loss)                      (79,824)      (101,994)       13,748         (2,086)           155            (28)
    Change in net realized
    appreciation (depreciation)
       on investments                             596,986       (164,442)        5,677          1,265          1,160         (1,029)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                            543,053       (257,073)       19,983           (463)         1,329         (1,047)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                             216,432        231,091        49,985         59,364          2,720          2,196
    Redemptions                                  (228,996)       (21,018)      (56,144)        (1,172)          (107)           (84)
    Transfers between subaccounts, net          1,396,754        909,535        24,456        (26,030)        (7,399)            (5)
    Contract maintenance charges                   (4,602)        (3,851)         (527)          (208)           (28)           (30)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                    1,379,588      1,115,757        17,770         31,954         (4,814)         2,077
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net            1,922,641        858,684        37,753         31,491         (3,485)         1,030
       assets

NET ASSETS:
    Beginning of period                           948,892         90,208        38,587          7,096          3,485          2,455
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $    2,871,533 $      948,892 $      76,340  $      38,587 $            0 $        3,485
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  254,897        196,505        15,911         10,381            362            232
    Units redeemed                                (69,775)       (71,032)      (12,886)        (6,371)          (822)           (14)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       185,122        125,473         3,025          4,010           (460)           218
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio ceased operations on December 12, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)


COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                              FEDERATED AMERICAN LEADERS   FEDERATED GROWTH STRATEGIES  FEDERATED HIGH INCOME BOND
                                                        FUND II                      FUND II                      FUND II
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                                (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $        4,438 $         (919)$         (62) $        (165)$          652 $        1,019
    Net realized gain (loss)                       (1,844)       (11,677)          746        (37,773)        17,782            (74)
    Change in net realized
    appreciation (depreciation)
       on investments                              98,001        (87,639)        4,382         24,392          4,997           (981)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                            100,595       (100,235)        5,066        (13,546)        23,431            (36)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  86                       17,869          4,524         41,165          4,402
    Redemptions                                    (5,869)        (3,953)         (275)        (2,066)      (264,964)          (494)
    Transfers between subaccounts, net              6,487        474,811        (5,864)      (105,479)       255,279          9,689
    Contract maintenance charges                   (1,204)        (1,211)          (63)          (191)          (236)           (27)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                         (500)       469,647        11,667       (103,212)        31,244         13,570
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net              100,095        369,412        16,733       (116,758)        54,675         13,534
       assets

NET ASSETS:
    Beginning of period                           369,412              0         6,895        123,653         13,534              0
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $      469,507 $      369,412 $      23,628  $       6,895 $       68,209 $       13,534
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                    1,865         51,726         6,582            937         30,142          1,505
    Units redeemed                                 (1,897)        (6,745)       (5,020)       (14,016)       (25,646)           (73)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                           (32)        44,981         1,562        (13,079)         4,496          1,432
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio commenced operations on August 20, 2001, but had no activity until 2002.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                              FEDERATED INTERNATIONAL    FIDELITY VIP      FIDELITY VIP GROWTH
                                                                  EQUITY FUND II          CONTRAFUND            PORTFOLIO
                                                                                          SERVICES II
                                                                                           PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                           ---------------------------   ------------  ----------------------------
                                                               2003          2002           2003           2003           2002
                                                           -------------  ------------   ------------  -------------  -------------
                                                                                             (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                                  $         (770)$        (588) $        (915)$       (3,216)$       (2,419)
    Net realized gain (loss)                                       (787)         (336)        12,245        (55,529)       (12,082)
    Change in net realized appreciation (depreciation)
       on investments                                            57,152       (49,739)        63,947        348,619       (303,399)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           55,595       (50,663)        75,277        289,874       (317,900)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                 0                      120,175        531,980        356,322
    Redemptions                                                  (2,750)       (1,704)       (32,600)       (51,843)       (23,979)
    Transfers between subaccounts, net                                        232,862        198,979         93,142         30,915
    Contract maintenance charges                                   (580)         (589)          (315)        (1,123)        (1,047)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                     (3,330)      230,569        286,239        572,156        362,211
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                                 52,265       179,906        361,516        862,030         44,311

NET ASSETS:
    Beginning of period                                         179,906             0              0        814,116        769,805
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $      232,171 $     179,906  $     361,516 $    1,676,146 $      814,116
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      0        28,110         46,314        102,443         53,539
    Units redeemed                                                 (482)         (307)       (13,650)       (22,237)        (4,290)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                        (482)       27,803         32,664         80,206         49,249
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on February 25, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                FIDELITY VIP INVESTMENT      INVESCO VIF CORE EQUITY      INVESCO VIF HIGH YIELD
                                                GRADE BOND II PORTFOLIO             PORTFOLIO                    PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                                                                            (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $      155,978 $       29,896 $      13,506  $      12,315 $          (70)$        1,526
    Net realized gain (loss)                      243,045          6,655       (11,459)       (21,040)         3,205             (3)
    Change in net realized
    appreciation (depreciation)
       on investments                            (161,614)       264,931       243,474       (217,454)           869           (869)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                            237,409        301,482       245,521       (226,179)         4,004            654
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                           1,477,502        642,211       485,621        341,351         17,151          1,276
    Redemptions                                (1,148,779)       (61,380)      (39,562)       (26,727)       (18,092)           (91)
    Transfers between subaccounts, net            715,256      2,732,461       320,227         45,934        (17,362)        12,508
    Contract maintenance charges                   (8,715)        (6,434)       (1,579)        (1,240)           (36)           (12)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                    1,035,264      3,306,858       764,707        359,318        (18,339)        13,681
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net            1,272,673      3,608,340     1,010,228        133,139        (14,335)        14,335
       assets

NET ASSETS:
    Beginning of period                         4,674,490      1,066,150       933,657        800,518         14,335              0
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $    5,947,163 $    4,674,490 $   1,943,885  $     933,657 $            0 $       14,335
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  267,967        306,266        85,784         44,410          2,081          1,958
    Units redeemed                               (182,028)        (9,551)       (5,807)        (9,331)        (3,971)           (68)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                        85,939        296,715        79,977         35,079         (1,890)         1,890
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio ceased operations on December 12, 2003.

(2) The portfolio commenced operations on August 20, 2001, but had no activity until 2002.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                             JANUS ASPEN SERIES BALANCED   JANUS ASPEN      JANUS ASPEN SERIES
                                                                      PORTFOLIO              SERIES      FLEXIBLE INCOME PORTFOLIO
                                                                                             CAPITAL
                                                                                          APPRECIATION
                                                                                           I PORTFOLIO
                                                            ------------------------------------------------------------------------
                                                            ---------------------------   ------------  ----------------------------
                                                                2003          2002           2003           2003           2002
                                                            -------------  ------------   ------------  -------------  -------------
                                                                                              (1)                          (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                 $       27,187 $      31,569  $         500 $      223,227 $      118,261
    Net realized gain (loss)                                     (73,631)      (17,441)         8,032         96,482            765
    Change in net realized appreciation (depreciation)
       on investments                                            225,940      (104,133)        31,596        (16,207)        84,503
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           179,496       (90,005)        40,128        303,502        203,529
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                            218,388        84,360         79,949        640,605
    Redemptions                                                 (599,863)      (51,922)       (24,476)       (96,947)       (18,425)
    Transfers between subaccounts, net                           (38,206)    1,054,298        329,370         82,455      4,221,812
    Contract maintenance charges                                  (4,210)       (4,876)          (186)        (6,251)        (3,953)
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                    (423,891)    1,081,860        384,657        619,862      4,199,434
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                     (244,395)      991,855        424,785        923,364      4,402,963

NET ASSETS:
    Beginning of period                                        1,512,996       521,141              0      4,402,963              0
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    End of period                                         $    1,268,601 $   1,512,996  $     424,785 $    5,326,327 $    4,402,963
                                                            =============  ============   ============  =============  =============
                                                            =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                  85,072       113,649         54,108        162,597        347,182
    Units redeemed                                              (124,425)      (11,607)       (12,845)      (113,891)        (3,149)
                                                            -------------  ------------   ------------  -------------  -------------
                                                            -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                      (39,353)      102,042         41,263         48,706        344,033
                                                            =============  ============   ============  =============  =============
                                                            =============  ============   ============  =============  =============


(1) The portfolio commenced operations on April 19, 2002, but had no activity until 2003. (2) The portfolio commenced operations on August 20, 2001, but had no activity until 2002.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                           JANUS ASPEN SERIES WORLDWIDE    MAXIM ARIEL MIDCAP VALUE   MAXIM ARIEL
                                                                 GROWTH PORTFOLIO                 PORTFOLIO            SMALL-CAP
                                                                                                                         VALUE
                                                                                                                       PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                           ---------------------------   ---------------------------  -------------
                                                               2003          2002           2003           2002           2003
                                                           -------------  ------------   ------------  -------------  -------------
                                                                                                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $        5,860 $       4,586  $      (3,387)$       (1,526)$       (1,079)
    Net realized gain (loss)                                    (74,195)      (86,256)      (205,542)         2,158         38,037
    Change in net realized appreciation (depreciation)
       on investments                                           242,228      (141,717)       563,711       (238,626)        59,735
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                          173,893      (223,387)       354,782       (237,994)        96,693
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           233,664       185,355        246,214        227,919         58,871
    Redemptions                                                 (49,760)      (17,345)      (350,092)       (47,216)       (64,978)
    Transfers between subaccounts, net                           (9,907)      275,939        (21,762)     1,532,465        465,350
    Contract maintenance charges                                 (1,605)       (1,872)        (4,030)        (5,000)          (646)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                    172,392       442,077       (129,670)     1,708,168        458,597
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                                346,285       218,690        225,112      1,470,174        555,290

NET ASSETS:
    Beginning of period                                         673,446       454,756      1,477,872          7,698              0
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $    1,019,731 $     673,446  $   1,702,984 $    1,477,872 $      555,290
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 44,851        71,696        115,847        137,015         66,753
    Units redeemed                                              (22,614)      (22,622)      (128,211)       (22,130)       (15,790)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                      22,237        49,074        (12,364)       114,885         50,963
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on April 19, 2002, but had no activity until 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                               MAXIM          MAXIM INVESCO ADR        MAXIM MFS SMALL-CAP GROWTH
                                                            CONSERVATIVE          PORTFOLIO                     PORTFOLIO
                                                             PROFILE I
                                                             PORTFOLIO
                                                           ------------------------------------------  ----------------------------
                                                           -------------  ---------------------------  ----------------------------
                                                               2003          2003           2002           2003           2002
                                                           -------------  ------------   ------------  -------------  -------------
                                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $          402 $       2,202  $         172 $       (2,481)$       (1,952)
    Net realized loss                                                            (720)           (48)       (49,729)       (89,640)
    Change in net realized appreciation (depreciation)
       on investments                                               (19)       47,852         (1,753)       233,472        (72,274)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                              383        49,334         (1,629)       181,262       (163,866)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                               317        21,706          6,528         67,258         53,856
    Redemptions                                                                (1,925)          (274)      (106,775)       (17,830)
    Transfers between subaccounts, net                           22,601       214,559             38        141,974        400,088
    Contract maintenance charges                                                 (221)           (98)        (1,620)        (1,749)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                                     22,918       234,119          6,194        100,837        434,365
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                                 23,301       283,453          4,565        282,099        270,499

NET ASSETS:
    Beginning of period                                               0        11,677          7,112        483,063        212,564
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $       23,301 $     295,130  $      11,677 $      765,162 $      483,063
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                  1,922        27,996            747         53,743         79,860
    Units redeemed                                                    0          (750)           (43)       (38,972)       (31,824)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase                                                  1,922        27,246            704         14,771         48,036
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on December 12, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                               MAXIM LOOMIS SAYLES BOND    MAXIM MODERATELY AGGRESSIVE      MAXIM MONEY MARKET
                                                       PORTFOLIO               PROFILE I PORTFOLIO               PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                  $      111,811 $       71,688 $         313  $         192 $       22,071 $       38,770
    Net realized gain (loss)                       56,624         (2,546)          (63)           (42)
    Change in net realized
    appreciation (depreciation)
       on investments                             332,457         32,018         5,961         (2,210)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                            500,892        101,160         6,211         (2,060)        22,071         38,770
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                               5,741                       11,331          8,729      7,548,060     18,317,124
    Redemptions                                   (15,620)        (1,717)         (460)          (361)    (1,423,754)       (99,602)
    Transfers between subaccounts, net           (144,623)     1,583,512        (1,218)                   (6,139,234)   (14,447,449)
    Contract maintenance charges                     (777)           (88)         (119)          (129)       (15,022)        (9,392)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     (155,279)     1,581,707         9,534          8,239        (29,950)     3,760,681
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net              345,613      1,682,867        15,745          6,179         (7,879)     3,799,451
       assets

NET ASSETS:
    Beginning of period                         1,713,367         30,500        15,793          9,614      4,880,714      1,081,263
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $    2,058,980 $    1,713,367 $      31,538  $      15,793 $    4,872,835 $    4,880,714
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   14,090        148,170         1,257            871        886,505      1,676,850
    Units redeemed                                (24,317)       (10,096)         (174)           (51)      (888,623)    (1,337,744)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       (10,227)       138,074         1,083            820         (2,118)       339,106
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                           MAXIM T. ROWE     MAXIM U.S. GOVERNMENT        NEUBERGER BERMAN AMT
                                                               PRICE          SECURITIES PORTFOLIO         GUARDIAN PORTFOLIO
                                                           EQUITY/INCOME
                                                             PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                           -------------  ---------------------------  ----------------------------
                                                               2003          2003           2002           2003           2002
                                                           -------------  ------------   ------------  -------------  -------------
                                                               (1)                           (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                         $        1,223 $     202,661  $      71,398 $        2,027 $         (888)
    Net realized gain (loss)                                        631        70,853          5,610        (18,921)       (20,929)
    Change in net realized
    appreciation (depreciation)
       on investments                                            22,914      (177,062)        29,446        120,283        (88,776)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           24,768        96,452        106,454        103,389       (110,593)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                            25,296     1,458,495                        29,412         21,489
    Redemptions                                                  (1,676)     (333,231)       (18,086)       (71,429)        (4,870)
    Transfers between subaccounts, net                          167,341     1,630,488      2,568,003         32,936        375,295
    Contract maintenance charges                                   (131)       (5,963)        (1,844)        (1,080)        (1,085)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                    190,830     2,749,789      2,548,073        (10,161)       390,829
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                                215,598     2,846,241      2,654,527         93,228        280,236

NET ASSETS:
    Beginning of period                                               0     2,654,527              0        310,282         30,046
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $      215,598 $   5,500,768  $   2,654,527 $      403,510 $      310,282
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 21,063       361,191        223,163         11,586         42,479
    Units redeemed                                                 (333)     (149,536)       (17,343)       (11,920)        (8,280)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                      20,730       211,655        205,820           (334)        34,199
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on April 19, 2002, but had no activity until 2003. (2) The portfolio commenced operations on August 20, 2001, but had no activity until 2002.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                           NEUBERGER BERMAN AMT MID-CAP      NEUBERGER BERMAN AMT      NEUBERGER
                                                                 GROWTH PORTFOLIO             PARTNERS PORTFOLIO       BERMAN AMT
                                                                                                                        SOCIALLY
                                                                                                                       RESPONSIVE
                                                                                                                       PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                           ---------------------------   ---------------------------  -------------
                                                               2003          2002           2003           2002           2003
                                                           -------------  ------------   ------------  -------------  -------------
                                                                                                           (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                                  $       (1,463)$        (883) $        (210)$          (66)$           (9)
    Net realized gain (loss)                                    (35,777)      (29,331)           (42)          (112)             4
    Change in net realized appreciation (depreciation)
       on investments                                           126,029       (50,938)        16,256         (6,777)           696
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                           88,789       (81,152)        16,004         (6,955)           691
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           166,683       112,100          4,281                             0
    Redemptions                                                (131,651)       (7,154)        (1,919)          (494)           (31)
    Transfers between subaccounts, net                          109,464        37,640         51,420         37,203          3,658
    Contract maintenance charges                                   (664)         (548)          (105)           (43)            (2)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                                    143,832       142,038         53,677         36,666          3,625
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                                232,621        60,886         69,681         29,711          4,316

NET ASSETS:
    Beginning of period                                         220,842       159,956         29,711              0              0
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    End of period                                        $      453,463 $     220,842  $      99,392 $       29,711 $        4,316
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 38,854        22,917          5,897          3,771            366
    Units redeemed                                              (20,233)       (7,943)          (388)           (64)            (3)
                                                           -------------  ------------   ------------  -------------  -------------
                                                           -------------  ------------   ------------  -------------  -------------

    Net increase                                                 18,621        14,974          5,509          3,707            363
                                                           =============  ============   ============  =============  =============
                                                           =============  ============   ============  =============  =============


(1) The portfolio commenced operations on October 1, 1999, but had no activity until 2002. (2) The portfolio commenced operations on April 25, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          STI CLASSIC    BRAZOS SMALL    TOTAL COLI VUL-2 SERIES
                                                                            VARIABLE    CAP PORTFOLIO            ACCOUNT
                                                                          TRUST SMALL
                                                                           CAP VALUE
                                                                           PORTFOLIO
                                                                         ----------------------------------------------------------
                                                                         -------------  -------------  ----------------------------
                                                                             2003           2002           2003           2002
                                                                         -------------  -------------  -------------  -------------
                                                                             (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                                       $           81 $       (1,131)       787,716 $      381,003
    Net realized loss                                                                        (11,020)       (57,755)      (429,609)
    Change in net realized appreciation (depreciation)
       on investments                                                           2,317         (1,051)     3,167,060     (1,122,472)
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                                          2,398        (13,202)     3,897,021     (1,171,078)
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                               0              0     13,824,700     20,709,120
    Redemptions                                                                              (15,616)    (5,146,555)      (447,159)
    Transfers between subaccounts, net                                         81,285     (2,014,190)             0
    Contract maintenance charges                                                              (1,095)       (62,687)       (47,250)
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                                   81,285     (2,030,901)     8,615,458     20,214,711
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    Total increase (decrease) in net assets                                    83,683     (2,044,103)    12,512,479     19,043,633

NET ASSETS:
    Beginning of period                                                             0      2,044,103     26,514,899      7,471,266
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    End of period                                                      $       83,683 $            0     39,027,378 $   26,514,899
                                                                         =============  =============  =============  =============
                                                                         =============  =============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                                6,610                     2,793,173      3,576,437
    Units redeemed                                                                  0       (234,062)    (1,908,486)    (1,829,306)
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    Net increase (decrease)                                                     6,610       (234,062)       884,687      1,747,131
                                                                         =============  =============  =============  =============
                                                                         =============  =============  =============  =============


(1) The portfolio commenced operations on June 24, 2002, but had no activity until 2003. (2) The portfolio ceased operations on February 22, 2002.

The accompanying notes are an integral part of these financial statements.                                              (Concluded)

COLV VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                                                                                                    For the year or
                                                                                               For the Year ended     period ended
                                                             At December 31, 2003              December 31, 2003   December 31, 2003
                                                       -------------------------------------    ------------------------------------
                                                       -------------------------------------    ----------------    ----------------
                                                         Units   Unit Fair Value Net Assets     Expense Ratio        Total Return
                                                        (000s)                      (000s)
                                                       ---------    --------      ----------    ----------------    ----------------
                                                       ---------    --------      ----------    ----------------    ----------------
AMERICAN CENTURY VP INCOME & GROWTH IV PORTFOLIO              9     $  9.56     $        86           0.40  %             28.84  %
AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO                  11     $  8.43     $        91           0.40  %             24.01  %
AMERICAN CENTURY VP VALUE PORTFOLIO                           5     $ 14.60     $        75           0.40  %             28.42  %
DREYFUS STOCK INDEX PORTFOLIO                               321     $  8.96     $     2,872           0.40  %             27.85  %
DREYFUS VIF APPRECIATION PORTFOLIO                            8     $  9.84     $        76           0.40  %             20.68  %
FEDERATED AMERICAN LEADERS FUND II                           45     $ 10.45     $       470           0.40  %             27.19  %
FEDERATED GROWTH STRATEGIES FUND II                           3     $  8.97     $        24           0.40  %             39.48  %
FEDERATED HIGH INCOME BOND FUND II                            6     $ 11.51     $        68           0.40  %             21.72  %
FEDERATED INTERNATIONAL EQUITY FUND II                       27     $  8.50     $       232           0.40  %             31.33  %
FIDELITY VIP CONTRAFUND SERVICES II PORTFOLIO                33     $ 11.07     $       362           0.40  %             27.68  %
FIDELITY VIP GROWTH SERVICES II PORTFOLIO                   224     $  7.50     $     1,676           0.40  %             32.02  %
FIDELITY VIP INVESTMENT GRADE BOND II PORTFOLIO             482     $ 12.35     $     5,948           0.40  %              4.52  %
INVESCO VIF CORE EQUITY PORTFOLIO                           193     $ 10.05     $     1,944           0.40  %             22.11  %
JANUS ASPEN SERIES BALANCED PORTFOLIO                       111     $ 11.44     $     1,269           0.40  %             13.60  %
JANUS ASPEN SERIES CAPITAL APPRECIATION I PORTFOLIO          41     $ 10.29     $       425           0.40  %             20.06  %
JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO                393     $ 13.56     $     5,327           0.40  %              5.97  %
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO               121     $  8.46     $     1,020           0.40  %             23.50  %
MAXIM ARIEL MIDCAP VALUE PORTFOLIO                          103     $ 16.53     $     1,703           0.40  %             29.06  %
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO                        51     $ 10.90     $       555           0.40  %             28.72  %
MAXIM CONSERVATIVE PROFILE I PORTFOLIO                        2     $ 12.12     $        23           0.40  %             10.88  %
MAXIM INVESCO ADR PORTFOLIO                                  29     $ 10.27     $       295           0.40  %             30.78  %
MAXIM MFS SMALL-CAP GROWTH PORTFOLIO                         84     $  9.15     $       765           0.40  %             30.43  %
MAXIM LOOMIS SAYLES BOND PORTFOLIO                          131     $ 15.76     $     2,059           0.40  %             29.58  %
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO               3     $ 11.11     $        32           0.40  %             23.48  %
MAXIM MONEY MARKET PORTFOLIO                                435     $ 11.21     $     4,874           0.40  %              0.32  %
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO                  21     $ 10.40     $       216           0.40  %             25.13  %
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO                  417     $ 13.18     $     5,501           0.40  %              2.16  %
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO                      36     $ 11.06     $       404           0.40  %             31.24  %
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO                49     $  9.22     $       453           0.40  %             27.56  %
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO                       9     $ 10.78     $        99           0.40  %             34.55  %
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO            0     $ 11.89     $         4           0.40  %             33.85  %
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE PORTFOLIO          7     $ 12.66     $        84           0.40  %             37.88  %

                            AMERICAN         AMERICAN        AMERICAN  REYFUS STOCK     DREYFUS VIF        FEDERATED      FEDERATED
                           CENTURY VP       CENTURY VP      CENTURY VP INDEX FUND      APPRECIATION        AMERICAN        GROWTH
                        INCOME & GROWTH   INTERNATIONAL       VALUE                      PORTFOLIO     LEADERS FUND II   STRATEGIES
                          IV PORTFOLIO      PORTFOLIO       PORTFOLIO                                                     FUND II
                        ------------------------------------------------------------------------------------------------------------
Expenses as a % of net asset   0.40              0.40            0.40       0.40             0.40              0.40            0.40

         2002
------------------------
 Ending Unit Value             $ 7.42            $ 6.80        $ 11.37     $ 7.01             $ 8.15           $ 8.21         $ 6.43
 Number of Units Outstanding   12,202             4,785            638    135,429              4,732           44,981          1,072
 Net Assets (000's)              $ 91              $ 33            $ 7      $ 949               $ 39            $ 369            $ 7
 Total Return                 (19.70%)          (20.75%)       (12.94%)   (22.63%)           (17.09%)         (17.90%)      (26.43%)

         2001

------------------------
 Ending Unit Value             $ 9.24            $ 8.58        $ 13.06     $ 9.06             $ 9.83                          $ 8.74
 Number of Units Outstanding    2,770             2,438            469      9,956                722                          14,151
 Net Assets (000's)              $ 26              $ 21            $ 6       $ 90                $ 7                           $ 124
 Total Return                  (8.70%)          (29.44%)        12.39%    (12.55%)            (9.82%)                       (22.79%)

         2000

------------------------
 Ending Unit Value            $ 10.12           $ 12.16        $ 11.62    $ 10.36            $ 10.90                         $ 11.32
 Number of Units Outstanding      173               335              -      5,545                 55                          16,074
 Net Assets (000's)               $ 2               $ 4            $ -       $ 57                $ 1                           $ 182
 Total Return                 (10.99%)          (17.11%)        17.73%     (9.60%)            (1.00%)                       (20.23%)

         1999

------------------------
 Ending Unit Value            $ 11.37           $ 14.67         $ 9.87    $ 11.46            $ 11.01                         $ 14.19
 Number of Units Outstanding        -                 -              -          -                  -                               -
 Net Assets (000's)               $ -                 -            $ -        $ -                $ -                             $ -
 Total Return                  13.70%            46.70%         (1.30%)    14.60%             10.10%                          41.90%

                                                                                                                         (Continued)

                             FEDERATED        FEDERATED      FIDELITY VIP   FIDELITY VIP     INVESCO VIF JANUS ASPEN    JANUS ASPEN
                            HIGH INCOME    INTERNATIONAL       GROWTH        INVESTMENT     CORE EQUITY    SERIES         SERIES
                           BOND FUND II    EQUITY FUND II    SERVICES II   GRADE BOND II     PORTFOLIO    BALANCED       FLEXIBLE
                                                              PORTFOLIO      PORTFOLIO                    PORTFOLIO       INCOME
                                                                                                                         PORTFOLIO
                          ----------------------------------------------------------------------------------------------------------

Expenses as a % of net assets  0.40             0.40            0.40           0.40             0.40        0.40            0.40

         2002

------------------------
 Ending Unit Value              $ 9.45            $ 6.47         $ 5.68        $ 11.81            $ 8.23    $ 10.07          $ 12.80
 Number of Units Outstanding     1,432            27,803        143,352        395,673           113,434    150,273          344,033
 Net Assets (000's)               $ 14             $ 180          $ 814        $ 4,674             $ 934    $ 1,513          $ 4,403
 Total Return                    0.96%           (23.07%)       (30.56%)         9.66%           (19.47%)    (6.85%)          28.00%

         2001

------------------------
 Ending Unit Value              $ 9.36            $ 8.41         $ 8.18        $ 10.77           $ 10.22    $ 10.81
 Number of Units Outstanding         -                 -         94,103         98,958            78,355     48,231
 Net Assets (000's)                $ -               $ -          $ 770        $ 1,066             $ 801      $ 521
 Total Return                    0.97%           (29.68%)       (18.20%)         7.70%            (9.32%)    (5.01%)

         2000

------------------------
 Ending Unit Value              $ 9.27           $ 11.96        $ 10.00        $ 10.00           $ 11.27    $ 11.38
 Number of Units Outstanding         -                47              -              -                 -     13,507
 Net Assets (000's)                $ -               $ 1            $ -            $ -               $ -      $ 154
 Total Return                   (9.38%)          (22.94%)         0.00%          0.00%             4.45%     (2.65%)

         1999

------------------------
 Ending Unit Value             $ 10.23           $ 15.52                                         $ 10.79    $ 11.69
 Number of Units Outstanding         -                 -                                               -          -
 Net Assets (000's)                $ -               $ -                                             $ -        $ -
 Total Return                    2.30%            55.20%                                           7.90%     16.90%

                                                                                                                         (Continued)

                            JANUS ASPEN      MAXIM ARIEL      MAXIM INVESCO     MAXIM MFS     MAXIM LOOMIS    MAXIM          MAXIM
                              SERIES        MIDCAP VALUE     ADR PORTFOLIO     SMALL-CAP      SAYLES BOND   MODERATELY       MONEY
                             WORLDWIDE        PORTFOLIO                          GROWTH        PORTFOLIO    AGGRESSIVE       MARKET
                              GROWTH                                           PORTFOLIO                    PROFILE I      PORTFOLIO
                             PORTFOLIO                                                                       PORTFOLIO
                          ----------------------------------------------------------------------------------------------------------

Expenses as a % of net assets   0.40          0.40              0.40             0.40           0.40         0.40             0.40

         2002

------------------------
 Ending Unit Value              $ 6.85        $ 12.80            $ 7.85          $ 7.01        $ 12.16        $ 8.99         $ 11.17
 Number of Units Outstanding    98,352        115,419             1,487          68,880        140,848         1,756         436,831
 Net Assets (000's)              $ 673        $ 1,478              $ 12           $ 483        $ 1,713          $ 16         $ 4,881
 Total Return                  (25.79%)       (11.17%)          (13.55%)        (31.27%)        10.65%       (12.46%)          0.99%

         2001

------------------------
 Ending Unit Value              $ 9.23        $ 14.41            $ 9.08         $ 10.20        $ 10.99       $ 10.27         $ 11.06
 Number of Units Outstanding    49,278            534               783          20,844          2,774           936          97,725
 Net Assets (000's)              $ 455            $ 8               $ 7           $ 213           $ 30          $ 10         $ 1,081
 Total Return                  (22.76%)        17.73%           (16.54%)        (23.13%)         2.14%        (5.00%)          3.46%

         2000

------------------------
 Ending Unit Value             $ 11.95        $ 12.24           $ 10.88         $ 13.27        $ 10.76       $ 10.81         $ 10.69
 Number of Units Outstanding    29,617              -                55          24,049              2           168               -
 Net Assets (000's)              $ 354            $ -               $ 1           $ 319            $ -           $ 2             $ -
 Total Return                  (15.96%)        18.26%           (10.53%)        (12.75%)         4.16%        (4.67%)          5.63%

         1999

------------------------
 Ending Unit Value             $ 14.22        $ 10.35           $ 12.16         $ 15.21        $ 10.33       $ 11.34         $ 10.12
 Number of Units Outstanding         -              -                 -               -              -             -               -
 Net Assets (000's)                $ -            $ -               $ -             $ -            $ -           $ -             $ -
 Total Return                   42.20%          3.50%            21.60%          52.10%          3.30%        13.40%           1.20%

                                                                                                                        (Continued)

                                                                       MAXIM U.S.       NEUBERGER        NEUBERGER      NEUBERGER
                                                                      GOVERNMENT       BERMAN AMT       BERMAN AMT     BERMAN AMT
                                                                      SECURITIES        GUARDIAN      MID-CAP GROWTH    PARTNERS
                                                                       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   -----------------------------------------------------------------

Expenses as a % of net assets                                            0.40             0.40             0.40            0.40

         2002

------------------------
 Ending Unit Value                                                        $ 12.90          $ 8.43            $ 7.23          $ 8.01
 Number of Units Outstanding                                              205,820          36,810            30,542           3,707
 Net Assets (000's)                                                       $ 2,655           $ 310             $ 221            $ 30
 Total Return                                                              29.00%         (26.76%)          (29.60%)        (19.90%)

         2001

------------------------
 Ending Unit Value                                                                        $ 11.51           $ 10.27
 Number of Units Outstanding                                                                2,611            15,568
 Net Assets (000's)                                                                          $ 30             $ 160
 Total Return                                                                              (1.79%)          (25.09%)

         2000

------------------------
 Ending Unit Value                                                                        $ 11.72           $ 13.71
 Number of Units Outstanding                                                                1,883               119
 Net Assets (000's)                                                                          $ 22               $ 2
 Total Return                                                                               0.69%            (7.80%)

         1999

------------------------
 Ending Unit Value                                                                        $ 11.64           $ 14.87
 Number of Units Outstanding                                                                    -                 -
 Net Assets (000's)                                                                           $ -               $ -
 Total Return                                                                              16.40%            48.70%

                                                                                                                         (Concluded)

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Contract Owners of
   COLI VUL-2 Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2003, by investment division, and the related statement of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of COLI VUL-2 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2003, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
March 12, 2004


COLI VUL-2 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

1. ORGANIZATION

      The Coli Vul-2 Series Account (the Series Account), a variable life separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law on November 25, 1997. The Series Account commenced operations on October 1, 1999, with actual investment activity beginning in 2000. Commencement of investment activity in each investment division is indicated in the Statement of Changes in Net Assets. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions

      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3. PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                              Purchases            Sales
                                                            ---------------    ---------------

      American Century VP Income & Growth IV Portfolio   $          23,716  $          52,095
      American Century VP International Portfolio                   71,381             34,183
      American Century VP Value Portfolio                           68,711              9,321
      Dreyfus Stock Index Fund                                   1,956,628            557,249
      Dreyfus VIF Appreciation Portfolio                           135,558            117,117
      Dreyfus VIF Growth & Income Portfolio                          2,788              7,555
      Federated American Leaders Fund II                            23,566             19,615
      Federated Growth Strategies Fund II                           50,540             38,861
      Federated High Income Bond Fund II                           320,845            288,944
      Federated International Equity Fund II                             0              4,094
      Fidelity VIP Contrafund Services II Portfolio                410,873            125,518
      Fidelity VIP Growth Portfolio                                711,899            142,877
      Fidelity VIP Investment Grade Bond Portfolio               3,482,332          2,226,171
      INVESCO VIF Core Equity Portfolio                            847,198             52,713
      INVESCO VIF High Yield Portfolio                              18,696             35,564
      Janus Aspen Series Balanced Portfolio                        915,459          1,311,222
      Janus Aspen Series Capital Appreciation I                    499,830            114,636
      Portfolio
      Janus Aspen Series Flexible Income Portfolio               2,349,572          1,506,353
      Janus Aspen Series Worldwide Growth Portfolio                353,883            175,304
      Maxim Ariel MidCap Value Portfolio                         1,113,634          1,241,094
      Maxim Ariel Small-Cap Value Portfolio                        624,332            157,970
      Maxim Conservative Profile I Portfolio                        23,325                  3
      Maxim INVESCO ADR Portfolio                                  243,469              7,015
      Maxim MFS Small-Cap Growth Portfolio                         402,760            304,339
      Maxim Loomis Sayles Bond Portfolio                           312,144            355,564
      Maxim Moderately Aggressive Profile I Portfolio               11,793              1,798
      Maxim Money Market Portfolio                               8,455,484          8,460,803
      Maxim T. Rowe Price Equity/Income Portfolio                  195,435              3,201
      Maxim U.S. Government Securities Portfolio                 4,879,784          1,882,909
      Neuberger Berman AMT Guardian Portfolio                      111,413            119,536
      Neuberger Berman AMT Mid-Cap Growth Portfolio                319,618            177,045
      Neuberger Berman AMT Partners Portfolio                       57,440              3,966
      Neuberger Berman AMT Socially Responsive                       3,658                 42
      Portfolio
      STI Classic Variable Trust Small Cap Value                    81,379                  6
      Portfolio
                                                            ---------------    ---------------
                                                            ---------------    ---------------

      Total                                              $                  $
                                                            ===============    ===============


4. EXPENSES AND RELATED PARTY TRANSACTIONS

      Charges Incurred for Partial Surrenders

      The Company charges a maximum administrative fee of $25 for all partial withdrawals after the first made during the same policy year.

      Transfer Fees

      The Company charges $10 for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate that will not exceed 0.90% annually. Currently, the charge is 0.40% for Policy Years 1 through 5, 0.25% for Policy Years 6 through 20 and 0.10% thereafter. This charge compensates the Company for its assumption of certain mortality, death benefit and expense risks.

      Expense Charges Applied to Premium

      The Company deducts a maximum charge of 10% from each premium payment. A maximum of 6.5% of this charge will be deducted as sales load to compensate the Company in part for sales and promotional expenses in connection with selling the Policies. A maximum of 3.5% of this charge will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of premiums.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

      Related Party Transactions

      GW Capital Management, LLC, a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the affiliated funds to compensate GW Capital Management, LLC for investment advisory services.

5. ACCUMULATION UNIT VALUES

      A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the year ended December 31, 2003 is included on the following page. For the years ended December 31, 2002, 2001, 2000 and 1999, ending unit values, the number of units outstanding, net assets and total return are shown separately for each expense band of each investment division.

      The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

      The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized. As the total return for the year ended December 31, 2003 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                 GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (A
                wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2003, 2002, and 2001 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
February 25, 2004

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2003 AND 2002

==============================================================================================
(Dollars in Thousands)

                                                               2003                 2002
                                                        -------------------  -------------------
ASSETS

INVESTMENTS:

  Fixed maturities, available-for-sale, at fair
  value
  (amortized cost $12,757,614 and $9,910,662 )       $       13,136,564    $      10,371,152
  Equity investments, at fair value (cost $407,797
    and $102,862)                                               427,810               90,188
  Mortgage loans on real estate (net of allowances
    of $31,889 and $55,654)                                   1,885,812              417,412
  Real estate                                                     7,912                3,735
  Policy loans                                                3,389,534            2,964,030
  Short-term investments, available-for-sale (cost
    $852,198 and $709,592)                                      852,198              709,804

                                                        -------------------  -------------------
                                                        -------------------  -------------------
     Total Investments                                       19,699,830           14,556,321
                                                        -------------------  -------------------
                                                        -------------------  -------------------

OTHER ASSETS:
  Cash                                                          188,329              154,600
  Reinsurance receivable:
    Related party                                             1,312,139                3,104
    Other                                                       262,685              238,049
  Deferred policy acquisition costs                             284,866              267,846
  Deferred ceding commission                                    285,165
  Investment income due and accrued                             165,417              133,166
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $32,329 and $42,144)                                        129,031               86,228
  Premiums in course of collection (net of
     allowances of $9,768 and $12,011)                           75,809               54,494
  Deferred income taxes                                         119,971               69,016
  Other assets                                                  754,160              754,869
SEPARATE ACCOUNT ASSETS                                      13,175,480           11,338,376
                                                        -------------------  -------------------


TOTAL ASSETS                                         $       36,452,882    $      27,656,069
                                                        ===================  ===================


==============================================================================================

                                                                      2003            2002
                                                                 ---------------  --------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves:

      Related party                                            $    3,429,873   $      518,587
      Other                                                        15,220,205       11,732,627
    Policy and contract claims                                        418,930          378,995
    Policyholders' funds                                              368,076          299,730
    Provision for policyholders' dividends                             89,121           76,983
    Undistributed earnings on participating business                  177,175          170,456
GENERAL LIABILITIES:
    Due to GWL                                                         30,950           33,841
    Due to GWL&A Financial                                            175,691          171,416
    Repurchase agreements                                             389,715          323,200
    Commercial paper                                                   96,432           96,645
    Other liabilities                                                 994,608          850,757
SEPARATE ACCOUNT LIABILITIES                                       13,175,480       11,338,376
                                                                 ---------------  --------------
     Total Liabilities                                             34,566,256       25,991,613
                                                                 ---------------  --------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares

      authorized; 7,032,000 shares issued and outstanding               7,032            7,032
    Additional paid-in capital                                        722,365          719,709
    Accumulated other comprehensive income                            127,820          150,616
    Retained earnings                                               1,029,409          787,099
                                                                 ---------------  --------------
     Total Stockholder's Equity                                     1,886,626        1,664,456
                                                                 ---------------  --------------





TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   36,452,882   $   27,656,069
                                                                 ===============  ==============


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

==============================================================================================
(Dollars in Thousands)
                                                       2003            2002           2001
                                                   -------------   -------------  --------------

REVENUES:

  Premiums:

    Related party                               $    1,595,357  $       16,715  $      18,144
    Other (net of premiums ceded totaling
      $461,092, $83,789 and $82,028)                   657,540       1,103,380      1,185,495
  Fee income                                           840,072         883,562        947,255
  Net investment income                                988,400         919,365        934,756
  Net realized gains on investments                     39,560          41,626         46,825
                                                   -------------   -------------  --------------
                                                   -------------                  --------------
                                                     4,120,929       2,964,648      3,132,475
BENEFITS AND EXPENSES:

  Life and other policy benefits (net of
    reinsurance recoveries totaling
    $410,430,
    $50,974 and $40,144)                               573,976         936,215      1,029,495

  Increase in reserves:
    Related party                                    1,450,185          15,934         12,475
    Other                                               51,320          55,414         45,958
  Interest paid or credited to contractholders         514,846         498,549        530,027
  Provision for policyholders' share of
    earnings
    on participating business                            1,159           7,790          2,182
  Dividends to policyholders                            92,118          78,851         76,460
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                     2,683,604       1,592,753      1,696,597

  Commissions                                          180,673         185,450        197,099
  Operating expenses                                   753,336         741,979        787,110
  Premium taxes                                         31,675          30,714         36,911
  Special charges                                                                     127,040
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                     3,649,288       2,550,896      2,844,757
INCOME BEFORE INCOME TAXES                             471,641         413,752        287,718
PROVISION FOR INCOME TAXES:
  Current                                              173,181         126,222        136,965
  Deferred                                             (19,561)          3,993        (41,993)
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                       153,620         130,215         94,972
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
NET INCOME                                      $      318,021  $      283,537  $     192,746
                                                   =============   =============  ==============

See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

==============================================================================================
(Dollars in Thousands)
                                                                                Accumulated Other
                                                                                  Comprehensive
                                                                                  Income (Loss)
                                                                            ---------------------------
                                                                             Unrealized      Minimum
                                                               Additional      Gains         Pension
                                   Preferred      Common        Paid-in       (Losses)      Liability     Retained
                                     Stock        Stock         Capital          on        Adjustment     Earnings      Total
                                                                             Securities
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, JANUARY 1, 2001         $        0 $      7,032  $      717,704 $       33,672 $             $   669,021  $  1,427,429
   Net income                                                                                              192,746       192,746
   Other comprehensive income                                                     42,835                                  42,835
                                                                                                                      -----------
Total comprehensive income                                                                                               235,581
                                                                                                                      -----------
Dividends                                                                                                 (187,633)     (187,633)
Capital contributions adjustment
-
  Parent stock options                                            (12,098)                                               (12,098)
Income tax benefit on stock
   Compensation                                                     7,195                                                  7,195
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2001                0        7,032         712,801        76,507                    674,134     1,470,474
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
   Net income                                                                                              283,537       283,537
   Other comprehensive income                                                    86,993       (12,884)                    74,109
                                                                                                                      -----------
Total comprehensive income                                                                                               357,646
                                                                                                                      -----------
Dividends                                                                                                 (170,572)     (170,572)
Income tax benefit on stock
   Compensation                                                     6,908                                                  6,908
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2002                0        7,032         719,709       163,500       (12,884)     787,099     1,664,456
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
   Net income                                                                                              318,021       318,021
   Other comprehensive income                                                   (26,369)         3,573                   (22,796)
                                                                                                                      -----------
Total comprehensive income                                                                                               295,225
                                                                                                                      -----------
Dividends                                                                                                   (75,711)     (75,711)
Income tax benefit on stock
   compensation                                                     2,656                                                  2,656
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2003       $        0 $      7,032  $      722,365 $     137,131  $     (9,311)    1,029,409 $  1,886,626
                                   ==========   ===========    ===========  =============  ============   ==========  ===========



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

==============================================================================================
(Dollars in Thousands)

                                                       2003            2002            2001
                                                   --------------  -------------   -------------
OPERATING ACTIVITIES:
  Net income                                     $     318,021   $     283,537  $      192,746
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                    1,159           7,790           2,182
      Amortization of investments                      (64,126)        (76,002)        (82,955)
      Net realized gains on investments                (39,560)        (41,626)        (46,825)
      Depreciation and amortization (including
        goodwill impairment in 2001)                    59,375          37,639          62,101
      Deferred income taxes                            (19,561)          3,993         (41,993)
      Stock compensation adjustment                                                    (12,098)
  Changes in assets and liabilities, net of effects from acquisitions:

      Policy benefit liabilities                       516,019         622,854         334,025
      Reinsurance receivable                           (13,064)         41,199         (48,384)
      Receivables                                      (23,724)         89,686         153,350
      Bank overdrafts                                   32,068         (41,901)        (29,121)
      Other, net                                       (26,405)       (159,562)        157,228
                                                   --------------  -------------   -------------
        Net cash provided by operating           $     740,202   $     767,607  $      640,256
        activities
                                                   --------------  -------------   -------------


                                                                                   (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001
(Dollars in Thousands)
================================================================================================
================================================================================================

                                                        2003           2002            2001
                                                   --------------- -------------   -------------
                                                   --------------- -------------   -------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities and
    redemptions of investments:
    Fixed maturities available-for-sale:
           Sales                                 $   7,852,152       5,729,919  $    5,201,692
           Maturities and redemptions                6,033,863       1,456,176       1,244,547
    Mortgage loans                                     188,341         210,224         224,810
    Real estate                                          3,012           3,570
    Equity investments                                  86,908           2,798          38,331

  Purchases of investments:

    Fixed maturities available-for -sale           (14,265,107)     (7,369,364)     (6,878,213)
    Mortgage loans                                      (5,500)
    Real estate                                         (6,190)         (2,768)         (3,124)
    Equity investments                                (369,650)        (29,690)        (27,777)
    Corporate owned life insurance                                                    (100,000)
  Other, net                                            96,155         (77,769)         95,808
  Acquisitions, net of cash acquired                  (128,636)
=================================================  --------------- -------------   -------------
          Net cash used in investing activities  $    (514,652)        (76,904) $     (203,926)
                                                   --------------- -------------   -------------
                                                   --------------- -------------   -------------

================================================================================================





                                                                          (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001,
==============================================================================================
(Dollars in Thousands)

                                                      2003            2002            2001
                                                  --------------  --------------  --------------
                                                                  --------------  --------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits         $    (180,346)  $    (599,724)  $    (483,285)
  Due to GWL                                           (6,341)         (8,033)         (1,207)
  Due to GWL&A Financial                                4,275         (43,415)         45,245
  Dividends paid                                      (75,711)       (170,572)       (187,633)
  Net commercial paper repayments                        (213)           (401)           (585)
  Net repurchase agreements borrowings                 66,515          72,311         250,889
                                                                  --------------
                                                  --------------  --------------  --------------
     Net cash used in financing activities           (191,821)       (749,834)       (376,576)
                                                  --------------  --------------  --------------

NET INCREASE (DECREASE)  IN CASH                       33,729         (59,131)         59,754

CASH, BEGINNING OF YEAR                               154,600         213,731         153,977
                                                  --------------  --------------  --------------

CASH, END OF YEAR                               $     188,329   $     154,600   $     213,731
                                                  ==============  ==============  ==============
                                                  ==============  ==============  ==============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:

    Income taxes                                $     144,273   $     164,863   $      59,895
    Interest                                           16,155          16,697          17,529

Non-cash financing activity:
  Effect on capital - Parent stock options                                            (12,098)


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001
================================================================================
(Amounts in Thousands, except Share Amounts)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Organization - Great-West Life & Annuity Insurance Company (the Company) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (GWL&A Financial), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (Lifeco or the Parent). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

      Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

      Certain reclassifications have been made to the 2002 and 2001 financial statements and related footnotes to conform to the 2003 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

      Investments - Investments are reported as follows:

      1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

           Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

      2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

           The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

      3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

      4. Equity investments are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. The Company classifies its equity investments not accounted for under the equity method as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest, has influence in the entity's operating and financial policies, but does not have a controlling interest.

      5.   Policy loans are carried at their unpaid balances.

      6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

      7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

      Cash - Cash includes only amounts in demand deposit accounts.

      Internal Use Software - Capitalized internal use software development costs of $68,244 and $55,363 are included in other assets at December 31, 2003 and 2002, respectively. The Company capitalized, net of depreciation, $12,881, $10,448, and $6,896 of internal use software development costs for the years ended December 31, 2003, 2002 and 2001, respectively.

      Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $60,288, $38,707 and $44,096, in 2003, 2002 and 2001, respectively.

      Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

      Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $12,111,180 and $8,029,337 at December 31, 2003 and 2002, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $6,215,416 and $4,152,594 at December 31, 2003 and 2002, respectively, are established at the contractholder's account value.

      Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

      Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

      Participating Fund Account - Participating life and annuity policy reserves are $5,875,033 and $4,947,081 at December 31, 2003 and 2002,
      respectively. Participating business approximates 34.3%, 24.8% and 25.8% of the Company's ordinary life insurance in force and 66.4%, 80.2% and 85.4% of ordinary life insurance premium income for the years ended December 31, 2003, 2002 and 2001, respectively.

      The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

      The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

      The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from The Great-West Life Assurance Company (GWL) under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

      Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which it sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

      The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

      Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, credit default swaps, interest rate floors and caps, foreign currency exchange contracts, options and interest rate futures.

      Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Credit default swaps may be used in conjunction with another purchased security to reproduce the investment characteristics of a cash investment in the same credit. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

      The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2003, the Company has one such security that has been created through the combination of a credit default swap and U.S. Government Agency security. These derivatives do not qualify as hedges and therefore, changes in fair value are recorded in earnings.

      Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." The adoption of SFAS 133 resulted in an approximate $1,000 after-tax increase to accumulated comprehensive income, which has been included in the 2001 change in other comprehensive income in the Statement of Stockholder's Equity.

      The Statements, as subsequently amended by SFAS 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities", require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges and changes in fair value of derivatives not qualifying for hedge accounting are recognized in net investment income.

      The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e, the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in earnings.

      Hedge ineffectiveness of $125 and $177, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2003 and 2002, respectively.

      Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized. Derivative gains of $1,024 and $563 were reclassified to net investment income in 2003 and 2002, respectively. The Company estimates that $975 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

      Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 5.2%, 5.9%, and 6.1%, in 2003, 2002 and 2001.

      Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

      Stock Options - The Company applies the intrinsic value measurement approach under Accounting Principle Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB No. 25), to stock-based compensation awards to employees, as interpreted by AIN-APB 25 and amended by Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" (SFAS No. 123) as it relates to accounting for stock options granted by the Parent to employees of the Company (see Note 14).

      Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

      Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

      Business Combinations - On June 29, 2001, Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No.141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

      Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002. Adoption of this Statement did not have a material impact on the Company's financial position or results of operations.

      Selected Loan Loss Allowance Methodology - In July 2001, the Securities and Exchange Commission (SEC) released Staff Accounting Bulletin No. 102, "Selected Loan Loss Allowance Methodology and Documentation Issues" (SAB No. 102). SAB No. 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB No. 102 by the Company did not have a material impact on the Company's financial position or results of operations.

      Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.
      144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No. 144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

      Technical Corrections - In April 2002, the FASB issued Statement No. 145 "Rescission of FASB Nos. 4, 44 and 64, Amendment of FASB Statement No. 13, and Technical Corrections" (SFAS No. 145). FASB No. 4 required all gains or losses from extinguishment of debt to be classified as extraordinary items net of income taxes. SFAS No. 145 requires that gains and losses from extinguishment of debt be evaluated under the provisions of Accounting Principles Board Opinion No. 30, and be classified as ordinary items unless they are unusual or infrequent or meet the specific criteria for treatment as an extraordinary item. This statement is effective January 1, 2003. The Company does not expect this statement to have a material effect on the Company's financial position or results of operations.

      Costs Associated With Exit or Disposal Activities - In July 2002, the FASB issued Statement No. 146 "Accounting for Costs Associated With Exit or Disposal Activities" (SFAS No. 146). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This statement requires recognition of a liability for a cost associated with an exit or disposal activity when the liability is incurred, as opposed to when the entity commits to an exit plan under EITF 94-3. SFAS No. 146 is to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The Company does not expect this statement to have a material impact on the Company's financial position or results of operations.

      In November 2002, the FASB issued Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. In the normal course, the Company may enter into agreements which may contain features which meet the FIN 45 definition of a guarantee, and while the maximum guarantee cannot always be determined, given the nature of the future events which may or may not occur, any such arrangements that were material have been previously disclosed by the Company.

      In January 2004, FASB reissued Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities" as FIN 46R. This Interpretation addresses consolidation by business enterprises of variable interest entities (VIE), which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance, as reissued, is effective for VIEs created after January 31, 2003, and for pre-existing VIEs as of March 31, 2004. In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not have any investments or ownership in VIEs.

      In December 2002, the FASB issued Statement No. 148 "Accounting for Stock-Based Compensation - Transition and Disclosure" (SAFS No. 148). SAFS No. 148 amends the disclosures that a company is required to make in its annual financial statements and requires, for the first time, certain disclosures in interim financial reports. In addition to the disclosures required by SAFS No 123, a company must disclose additional information as part of its Summary of Significant Policies. These disclosures are required regardless of whether a company is using the intrinsic value method under APB No. 25 or the fair value based method under SAFS No. 123 to account for its stock-based employee compensation.

      In April 2003, the FASB issued Statement No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS No. 149). SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS No. 149 and already effective, SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material effect on the Company's financial statements.

      In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with characteristics of both Liabilities and Equity" (SFAS No. 150). SFAS No. 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances), many of which were previously classified as equity. The provisions of SFAS No. 150 are effective for financial instruments entered into or modified after May 31, 2003 and with one exception, is effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS No. 150 did not have a material effect on the Company's financial statements.

      In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"), and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses certain issues related to the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial position and results of operations.

2. ACQUISITIONS, DIVESTITURES AND SPECIAL CHARGES

      On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation (Canada Life). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York (CLINY) and Canada Life Insurance Company of America (CLICA) to the Company for cash in the amount of $235 million. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY from July 10, 2003 through December 31, 2003 are included in the Company's financial statements. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, Canada Life's insurance and annuity businesses in the United States, including that conducted by its U.S. branch, have been managed by the Company whereby it provides certain corporate and operational administrative services for which it receives a fee. In the United States, Canada Life's subsidiary insurance companies' business includes individual and group insurance and annuity products.

      The Company recorded as of December 31, 2003, the following as a result of the acquisition (net of the $235 million purchase price) CLICA and CLINY:

      Assets                                        Liabilities and Stockholder's Equity
      --------------------------------------------  --------------------------------------------
      Fixed maturities           $     1,937,218    Policy reserves          $   2,991,407
      Equity investments                  23,680    Policyholders' funds             2,407
      Mortgage loans                   1,145,494    Policy and contract                899
                                                    claims

      Real estate                            550    Provision for

                                                       policyholders'                2,800
                                                    dividends
      Policy loans                        13,621    Other liabilities              439,439
                                                                               -----------------
      Short-term investments              65,537        Total liabilities        3,436,952
      Cash                              (232,803)
      Investment income                             Accumulated other
         due and accrued                  32,147       comprehensive income        (14,433)
      Other assets                       439,864    Retained earnings                2,789
                                                        Total stockholder's        (11,644)
                                                    equity

                                    --------------                             -----------------
                                 $     3,425,308                             $   3,425,308
                                    ==============                             =================

      The Company's statement of operations for the year ended December 31, 2003 includes the following related to CLICA and CLINY for the period from July 10, 2003 to December 31, 2003:

      Total revenues             $       105,868

      Benefits                            92,193
      Operating expenses                   9,385
                                    --------------
      Total benefits and                 101,578
      expenses

                          Income from operations 4,290

      Income taxes                         1,501
                                    --------------
      Net income                 $         2,789
                                    ==============


      On August 31, 2003, the Company and The Canada Life Assurance Company
      (CLAC), a wholly owned subsidiary of Canada Life, entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC's U.S. Branch. The Company recorded $1,427 million in premium income and increase in reserves associated with these policies. The Company recorded, at fair value, the following at August 31, 2003 as a result of this transaction:

      Assets                                        Liabilities and Stockholder's Equity
      --------------------------------------------  ---------------------------------------
      Fixed Maturities           $       635,061    Policy reserves       $    2,926,497
      Mortgage loans                     451,725    Policy and contract           45,229
                                                    claims

      Policy loans                       278,152    Policyholders' funds          65,958
      Reinsurance receivable           1,320,636
      Deferred policy
      acquisition costs acquired         313,364
      Investment income

       due and accrued                    17,280
      Premiums in course of
      collection                          21,466
                                    --------------                           --------------
                                    --------------                           --------------
                                 $     3,037,684                          $    3,037,684
                                    ==============                           ==============

      The reinsurance receivable relates to the amount due the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable will be the interest and other investment returns earned net of realized gains and losses on a segregated pool of investments of the CLAC's U.S. branch. Pursuant to an interpretation of SFAS 133, the Company has identified an embedded derivative for the Company's exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting the Company's net income increased $5.7 million.

      On July 8, 1998, the Company acquired Alta Health & Life Insurance Company
      (Alta). During 1999 and 2000, the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting and administration of the Alta business. The Company decided to discontinue writing new Alta business and that all Alta customers will be moved to its contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by its underwriting staff. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax) related to its decision to cease marketing the Alta products. The principal components of the charge included $46 million for premium deficiency reserves, $29 million for premium receivables, $28 million for uninsured accident and health plan claim receivables and $24 million for goodwill and other.

3. RELATED-PARTY TRANSACTIONS

      The Company performs administrative services for the U.S. operations of GWL and, beginning in 2003, the U.S. operations of Canada Life. Beginning in 2002, the Company performs investment services for London Reinsurance Group, an indirect subsidiary of GWL. The Company also manages the U.S. businesses of Canada Life, providing administrative and operational services. The following represents revenue from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon management's best estimate of actual costs incurred and resources expended based upon the number of policies, certificates in force and/or administered assets.

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------

     Investment management revenue               $      3,355    $       892    $       186
     Administrative and underwriting revenue            1,859            860          1,043

                                                    -------------  -------------  -------------
                                                    -------------  -------------  -------------
     Total                                       $     5,214     $     1,752    $     1,229
                                                    =============  =============  =============

      At December 31, 2003 and 2002, due to GWL includes $5,612 and $8,503 due on demand and, at each date, $25,338 of a note payable which matures on October 1, 2006. The note may be prepaid in whole or in part at any time without penalty. The issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (4.59% and 4.75% at December 31, 2003 and 2002, respectively). The note payable bears interest at 5.4%.

      At December 31, 2003 and 2002, due to GWL&A Financial includes $656 and $(3,619) due on demand and, at each date, $175,035 of a subordinated note payable. The note, which was issued in 1999, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as its financial condition is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (4.59% and 4.75% at December 31, 2003 and 2002, respectively). The note payable bears interest at 7.25%.

      Interest expense attributable to these related party obligations was $14,345, $14,976 and $14,732 for the years ended December 31, 2003, 2002 and 2001, respectively.

4. ALLOWANCES ON POLICYHOLDER RECEIVABLES

      Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

      The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

      Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                        2003            2002           2001
                                                    -------------   -------------  -------------
     Balance, beginning of year                   $     42,144   $      53,431   $     34,700
     Amounts acquired by reinsurance                                     6,207
     Provisions charged (reversed) to operations         1,460          (7,544)        50,500
     Amounts written off - net                         (11,275)         (9,950)       (31,769)
                                                    -------------
                                                    -------------   -------------  -------------
     Balance, end of year                         $     32,329   $      42,144   $     53,431
                                                    =============   =============  =============



      Activity in the allowance for premiums in course of collection is as follows:

                                                        2003            2002           2001
                                                    -------------   -------------  -------------

     Balance, beginning of year                   $     12,011   $      22,217   $     18,700
     Amounts acquired by reinsurance                                     1,600
     Provisions charged (reversed) to operations         1,889          (5,729)        29,642
     Amounts written off - net                          (4,132)         (6,077)       (26,125)
                                                    -------------   -------------  -------------
     Balance, end of year                         $      9,768   $      12,011   $     22,217
                                                    =============   =============  =============

5. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum liability of $1,500 of coverage per individual life.

      In addition to the Indemnity Reinsurance Agreement entered into with CLAC (see Note 2), the Great-West Healthcare division of the Company entered into a reinsurance agreement during 2003 with Allianz Risk Transfer (Bermuda) Limited (Allianz) to cede 90% of direct written group health stop-loss and excess loss activity. This Allianz agreement was retroactive to January 1, 2003. The net cost of the Allianz agreement was charged

      Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2003 and 2002, the reinsurance receivables had carrying values of $1,574,824 and $241,153, respectively.

      The following schedule details life insurance in force and life and accident/health premiums:


                                                                                    Percentage
                                                                                     of Amount
                                         Reinsurance    Reinsurance                   Assumed
                             Direct         Ceded         Assumed         Net          To Net
                          -------------  -------------  ------------- -------------  -----------
     December 31, 2003:
       Life insurance in force:
         Individual     $ 49,590,015   $ 16,483,477   $ 18,054,587   $ 51,161,125      35.3%
         Group            49,150,866         18,941     53,570,393     102,702,318     52.2%
                          -------------  -------------  -------------  -------------
          Total         $ 98,740,881   $ 16,502,418   $ 71,624,979   $ 153,863,442
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    459,039   $     30,138   $  1,184,332   $  1,613,233      73.4%
                             678,516        423,592        321,996        576,920      55.8%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,137,555   $    453,730   $  1,506,328   $  2,190,153
                          =============  =============  =============  =============

     December 31, 2002:
       Life insurance in force:
         Individual     $ 43,324,059   $ 12,786,783   $  7,280,731   $ 37,818,007      19.3%
         Group            51,385,610                     7,186,698     58,572,308      12.3%
                          -------------  -------------  -------------  -------------
          Total         $ 94,709,669   $ 12,786,783   $ 14,467,429   $ 96,390,315
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    312,388   $     40,582   $     41,245   $    313,051      13.2%
                             728,972         43,047        128,820        814,745      15.8%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,041,360   $     83,629   $    170,065   $  1,127,796
                          =============  =============  =============  =============

     December 31, 2001:
       Life insurance in force:
         Individual     $ 43,370,006   $  8,330,282   $  7,399,250   $ 42,438,974      17.4%
         Group            56,650,090                     9,888,796     66,538,886      14.9%
                          -------------  -------------  -------------  -------------
          Total         $ 100,020,096  $  8,330,282   $ 17,288,046   $ 108,977,860
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    384,688   $     32,820   $     37,442   $    389,310       9.6%
                             830,970         49,001         42,750        824,719       5.2%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,215,658   $     81,821   $     80,192   $  1,214,029
                          =============  =============  =============  =============




6.    NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

      Net investment income is summarized as follows:

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------
     Investment income:
       Fixed maturities and short-term           $     697,209   $    673,825   $    693,573
         investments
       Equity investments                                4,703          3,272          4,882
       Mortgage loans on real estate                    84,532         48,625         69,237
       Real estate                                       1,434          2,815          1,113
       Policy loans                                    195,633        209,608        200,533
       Other                                            37,254          5,236          3,766
                                                    -------------  -------------  -------------
                                                     1,020,765        943,381        973,104
     Investment expenses, including interest on
       amounts charged by the related parties
       of  $14,345, $14,976 and $14,732                 32,365         24,016         38,348
                                                    -------------  -------------  -------------
     Net investment income                       $     988,400   $    919,365   $    934,756
                                                    =============  =============  =============

      Net realized gains (losses) on investments are as follows:

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------
     Realized gains (losses):

       Fixed maturities                          $      26,621   $     33,455   $     32,116
       Equity investments                                1,013          1,639         13,052
       Mortgage loans on real estate                     3,159          1,493          1,657
       Real estate                                        (248)
       Provisions                                        9,015          5,039
                                                    -------------
                                                    -------------  -------------  -------------
     Net realized gains on investments           $      39,560   $     41,626   $     46,825
                                                    =============  =============  =============


7. SUMMARY OF INVESTMENTS

      Fixed maturities owned at December 31, 2003 are summarized as follows:

                                               Gross        Gross      Estimated
                                Amortized    Unrealized   Unrealized      Fair       Carrying
                                  Cost         Gains        Losses       Value        Value
     ------------------------   ----------   ----------   -----------  -----------  -----------
     U.S. Government CMO     $  1,112,972 $    27,273  $     1,992   $ 1,138,253  $ 1,138,253
     U.S. Government ABS         461,185       21,490          232       482,443      482,443
     U.S. Government MBS         520,629        5,521          123       526,027      526,027
     U.S. Government Other      1,052,061      17,747       17,981     1,051,827    1,051,827
     Credit tenant loans         128,931       11,717          265       140,383      140,383
     State and                  1,133,234      79,323        4,204     1,208,353    1,208,353
     municipalities
     Foreign government           58,211        1,191          940        58,462       58,462
     Corporate bonds            4,107,100     238,908       84,306     4,261,702    4,261,702
     Mortgage backed
       securities - CMO          353,750       15,914        1,315       368,349      368,349
     Public utilities           1,156,156      61,015       20,248     1,196,923    1,196,923
     Asset backed securities    2,272,648      64,538       33,751     2,303,435    2,303,435
     Derivatives                   1,838                     3,805        (1,967)      (1,967)
     Collateralized mortgage
       obligation                398,899        3,605          130       402,374      402,374
                                ----------   ----------   -----------  -----------  -----------
                             $  12,757,614$   548,242  $   169,292   $ 13,136,564 $ 13,136,564
                                ==========   ==========   ===========  ===========  ===========



      Fixed maturities owned at December 31, 2002 are summarized as follows:

                                               Gross        Gross      Estimated
                                Amortized    Unrealized   Unrealized      Fair       Carrying
                                  Cost         Gains        Losses       Value        Value
     ------------------------   ----------   ----------   -----------  -----------  -----------
     U.S. Government CMO     $  1,304,614 $    43,929  $             $ 1,348,543  $ 1,348,543
     U.S. Government ABS         491,183       16,310        1,785       505,708      505,708
     U.S. Government MBS         385,764        5,957          149       391,572      391,572
     U.S. Government Other       445,281       19,589            4       464,866      464,866
     Credit tenant loans         104,648       11,081                    115,729      115,729
     State and                  1,019,049     100,256          194     1,119,111    1,119,111
     municipalities
     Foreign government           42,182        1,038           61        43,159       43,159
     Corporate bonds            2,771,977     182,787       53,534     2,901,230    2,901,230
     Mortgage backed
       Securities - CMO           96,776       16,170           18       112,928      112,928
     Public utilities            698,365       44,334       11,369       731,330      731,330
     Asset backed securities    2,138,025      86,261       27,089     2,197,197    2,197,197
     Derivatives                  (3,422)      15,343                     11,921       11,921
     Collateralized mortgage
       obligation                416,220       11,638                    427,858      427,858
                                ----------   ----------   -----------  -----------  -----------
                             $  9,910,662 $   554,693  $    94,203   $ 10,371,152 $ 10,371,152
                                ==========   ==========   ===========  ===========  ===========

      The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

      See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

      The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized       Estimated
                                                 Cost         Fair Value

                                             --------------  --------------
     Due in one year or less              $       684,947  $      710,287
     Due after one year through five            3,351,405       3,495,805
     years
     Due after five years through ten           1,660,758       1,743,056
     years
     Due after ten years                        1,940,424       1,966,535
     Mortgage backed securities                 2,386,248       2,435,003
     Asset backed securities                    2,733,832       2,785,878
                                             --------------  --------------
                                          $    12,757,614  $   13,136,564
                                             ==============  ==============

      Proceeds from sales of securities available-for-sale were $7,852,152, $5,729,919, and $5,201,692 during 2003, 2002 and 2001, respectively. The realized gains on such sales totaled $72,815, $45,315 and $42,299 for 2003, 2002 and 2001, respectively. The realized losses totaled $43,214, $10,410, and $10,186 for 2003, 2002 and 2001, respectively.

      At December 31, 2003 and 2002, pursuant to fully collateralized securities lending arrangements, the Company had loaned $193,200 and $284,990 of fixed maturities, respectively.

      The Company makes limited use of derivative financial instruments to manage interest rate, market, credit and foreign exchange risk.

      The following tables summarize the derivative financial instruments:

                                   Notional             Strike/Swap
     December 31, 2003              Amount                 Rate                   Maturity
     --------------------------  -------------  ----------------------------  -----------------
     Interest Rate Caps        $     617,000          7.91% - 11.65%           02/04 - 01/05
     Interest Rate Swaps             331,334           1.03% - 4.50%           01/04 - 11/09
     Credit Default Swaps            171,310                N/A                10/05 - 11/07
     Foreign Currency
       Exchange Contracts             27,585                N/A                06/05 - 11/06
     Options  Calls                   92,700              Various               05/04 -03/07
              Puts                    15,000              Various              03/07 - 03/07
     Total Return Swap -
     Receivable for
     Coinsurance with Funds        1,309,160             Variable              Indeterminate
     Withheld


                                   Notional            Strike/Swap
     December 31, 2002              Amount                Rate                  Maturity
     --------------------------  -------------  --------------------------  ------------------
     Interest Rate Caps        $   1,122,000         7.64% - 11.65%           02/03 - 01/05
     Interest Rate Swaps             400,188          1.26% - 4.75%           02/03 - 11/09
     Credit Default Swaps            128,157               N/A                02/03 - 11/07
     Foreign Currency
       Exchange Contracts             27,585               N/A                06/05 - 11/06
     Options  Calls                  191,200             Various              05/04 - 06/07
              Puts                    15,000             Various              03/07 - 03/07

      The following is information with respect to impaired mortgage loans:
                                                                    2003             2002
                                                                --------------   --------------
                                                                --------------   --------------
     Loans, net of related allowance for credit losses of
       $19,542 and $20,917                                    $        7,680  $         8,200
     Loans with no related allowance for credit losses                                  2,638
     Average balance of impaired loans during the year                29,633           31,243
     Interest income recognized (while impaired)                       1,350            2,007
     Interest income received and recorded (while impaired)
       using the cash basis method of recognition                      1,405            2,249

      As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $34,880 and $40,302 at December 31, 2003 and 2002, respectively.

      The following table presents changes in the allowance for credit losses:

                                                        2003           2002           2001
                                                    -------------  -------------  -------------
                                                                   -------------

     Balance, beginning of year                  $      55,654   $     57,654   $     61,242
     Provision (credits)                                (9,817)        (3,588)
     Charge-offs                                       (15,766)          (139)        (3,588)
     Recoveries                                          1,818          1,727
                                                                   -------------
                                                    -------------  -------------  -------------
     Balance, end of year                        $      31,889   $     55,654   $     57,654
                                                    =============  =============--=============

      The carrying value of the Company's equity investments was $427,810 and $90,188 at December 31, 2003 and 2002, respectively. At December 31, 2003, the Company has invested $130,473 in an exchange-traded fund which invests in corporate debt securities. Upon redemption of the equity ownership, the Company has the option of receiving the debt securities or the redemption value of the investment. At December 31, 2003, the Company has invested $216,610 in limited partnerships and limited liability corporations.

      The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2003 and 2002 were $128,341 and $16,689, respectively.

8. COMMERCIAL PAPER

      The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2003, commercial paper outstanding in the amount of $96,432 had maturities ranging from 9 to 86 days and interest rates ranging from 1.18% to 1.2%. At December 31, 2002, commercial paper outstanding in the amount of $96,645 had maturities from 3 to 66 days and interest rates ranging from 1.40% to 1.88%.

9. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                           December 31,
                                     ----------------------------------------------------------
                                                2003                          2002
                                     ----------------------------  ----------------------------
                                       Carrying      Estimated       Carrying      Estimated
                                        Amount       Fair Value       Amount       Fair Value
                                     -------------  -------------  -------------  -------------
     ASSETS:

        Fixed maturities and
          short-term investments  $   13,988,762  $ 13,988,762   $  11,080,956  $ 11,080,956
        Mortgage loans on real
          estate                       1,885,812     1,871,373         417,412       429,907
        Policy loans                   3,389,534     3,389,534       2,964,030     2,964,030
        Equity investments               427,810       427,810          90,188        90,188
        Reinsurance receivables        1,574,824     1,574,824         241,153       241,153

     LIABILITIES:

        Annuity contract reserves

          without life                 6,552,507     6,640,677       4,152,594     4,228,080
     contingencies

        Policyholders' funds             368,076       368,076         299,730       299,730
        Due to GWL                        30,950        32,591          33,841        35,316
        Due to GWL&A Financial           175,691       178,421         171,416       173,376
        Commercial paper                  96,432        96,432          96,645        96,645
        Repurchase agreements            389,715       389,715         323,200       323,200

      The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities and equity investments not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives in the amounts of $(1,967) and $11,921 at December 31, 2003 and 2002, respectively, consisting principally of interest rate swaps, are included in fixed maturities.

      Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

      Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

      The estimated fair value and carrying amount of reinsurance receivables includes $20,416 representing the estimated fair value of the total return swap, which is an embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the U.S. branch of CLAC. Valuation of the total return swap is based on the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

      The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current crediting rates for similar products.

      The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

      The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

      The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2003.

      The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

      The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in fixed maturities are derivative financial instruments with a net liability position of $1,967 in 2003 and a net asset position of $11,921 in 2002. Included in the net asset position for foreign currency exchange contracts are $7,464 and $2,518 of liabilities in 2003 and 2002, respectively.

10. EMPLOYEE BENEFIT PLANS

      The following table summarizes changes for the years ended December 31, 2003, 2002 and 2001 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan.

                                                                         Post-Retirement
                                         Pension Benefits                 Medical Plan
                                    ----------------------------   ----------------------------
                                     2003      2002      2001       2003      2002      2001
                                    --------  --------  --------   -------   --------  --------
     Change in projected benefit
     obligation
     Benefit obligation at        $ 186,047 $ 150,521 $ 140,563 $  31,242 $  57,861  $ 33,018
     beginning of year
     Service cost                    8,269     8,977     8,093     2,046     3,516     3,331
     Interest cost                  12,275    11,407     9,718     2,269     3,138     3,303
     Acquisition of new employees                                                      7,823
     Amendments                                  827                         (22,529)
     Actuarial (gain) loss          12,746    20,679    (2,640)    9,614     (9,814)   11,401
     Benefits paid                  (6,374)   (6,364)   (5,213)    (1,066)    (930)    (1,015)
                                    --------  --------  --------   -------   --------  --------
                                    --------  --------  --------   -------   --------  --------
     Benefit obligation at end    $ 212,963 $ 186,047 $ 150,521 $  44,105 $  31,242  $ 57,861
     of year
                                    ========  ========  ========   =======   ========  ========


     Change in plan assets

     Fair value of plan assets
     at
       Beginning of year          $ 163,316 $ 187,661 $ 193,511 $         $          $
     Actual return on plan assets   32,377    (17,981)    (637)
     Benefits paid                  (6,374)   (6,364)   (5,213)
                                    --------  --------  --------   -------   --------  --------
     Fair value of plan assets      189,319   163,316   187,661
     at end of year
                                    --------  --------  --------   -------   --------  --------

     Funded (unfunded) status       (23,643)  (22,730)  37,140     (44,105)  (31,242)  (57,861)
     Unrecognized net actuarial     41,777    51,943    (1,499)    13,715    4,361     14,659
     (gain) loss
     Unrecognized prior service      2,095     2,727     2,533     (8,679)   (9,392)   9,326
     cost
     Unrecognized net obligation
     or (asset)
       at transition                (12,113)  (13,627)  (15,142)                       12,120
     Acquisition of GenAm                                                              (7,823)
     employees
                                    --------  --------  --------   -------   --------  --------
     Prepaid (accrued) benefit       8,116    18,313    23,032     (39,069)  (36,273)  (29,579)
     cost
     Additional minimum liability   (16,419)  (22,549)
                                    --------  --------  --------   -------   --------  --------
     Prepaid benefit cost/

       (accrued benefit             (8,303)   (4,236)   23,032     (39,069)  (36,273)  (29,579)
     liability)
     Intangible asset                2,095     2,727
     Accumulated other
     comprehensive
       income adjustments           14,324    19,822
                                    --------  --------  --------   -------   --------  --------
     Net amount recognized        $  8,116  $ 18,313  $ 23,032  $  (39,069$  (36,273)$ (29,579)
                                    ========  ========  ========   =======   ========  ========
     Increase (decrease) in
     minimum

       liability included in
     other

       Comprehensive income       $  3,573  $ (12,884)$         $         $          $

     Late last year Congress passed the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 which made significant changes to the federal Medicare Program. The Act provides for drug benefits under a new Medicare Part D program. Employers such as the Company who provide drug benefits for post-65 retirees are expected to make use of the subsidies inherent in this new program.

     The measurement of the accumulated post-retirement benefit obligation
     (APBO) and the net post-retirement benefit cost included these financial statements do not reflect the effects that this legislation may have on the plan. Authoritative guidance on the accounting for this issue is currently pending and when issued, could require the Company to revise previously reported information.

     The accumulated benefit obligation for all defined benefit pension plans was $197.6 million and $167.5 million at December 31, 2003 and 2002, respectively.

                                                                         Post-Retirement
                                         Pension Benefits                 Medical Plan
                                    ----------------------------   ----------------------------
                                     2003      2002      2001       2003      2002      2001
                                    --------  --------  --------   -------   --------  --------
     Components of net periodic
     benefit cost
     Service cost                 $  8,269     8,977  $  8,093  $  2,046  $  3,516   $ 3,331
     Interest cost                  12,275    11,406     9,718     2,269     3,138     3,303
     Expected return on plan        (12,954)  (14,782)  (15,276)
     assets
     Amortization of transition     (1,514)   (1,514)   (1,514)                808       808
     obligation
     Amortization of
     unrecognized prior
       service cost                    632       632       541      (713)      161       645
     Amortization of unrecognized

       prior service cost - GenAm                                                       (484)
     Amortization of gain from
     earlier

       periods                       3,489                (467)      261                 172
                                    --------  --------  --------   -------   --------  --------
     Net periodic (benefit) cost  $ 10,197     4,719  $  1,095  $  3,863  $  7,623   $ 7,775
                                    ========  ========  ========   =======   ========  ========

     Weighted-average

     assumptions as

     of December 31

     Discount rate                    6.25%     6.75%     7.25%      6.25%     6.75%     7.25%
     Expected return on plan          8.00%     8.00%     8.00%
     assets

     Rate of compensation            3.44%     3.92%      4.00%    3.44%       3.92%     4.00%
     increase

      The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2003, 2002 or 2001.

      Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                            1-Percentage        1-Percentage
                                                               Point               Point
                                                              Increase            Decrease
                                                          -----------------   -----------------
     Increase (decrease) on total of service and
       interest cost on components                     $            428    $           (367)
     Increase (decrease) on post-retirement benefit
       obligation                                                 3,157              (2,612)

      The Company's pension plan assets are invested as follows:

                                                               Plan Assets at December 31
                                                          -------------------------------------
                                                                2003                2002
                                                          -----------------   -----------------
     Asset Category

     Equity securities                                               61%                 55%
     Debt securities                                                 25%                 36%
     Real estate                                                      0%                  0%
     Other                                                           14%                  9%
                                                          -----------------   -----------------
                                                          -----------------   -----------------
         Total                                                      100%                100%
                                                          =================   =================






      The Company's target allocation for invested plan assets at December 31, 2004 is as follows:

     Asset Category

     Equity securities                                               60%
     Debt securities                                                 30%
     Real estate                                                      0%
     Other                                                           10%
                                                          -----------------
                                                          -----------------
         Total                                                      100%
                                                          =================

      The Company expects to contribute $4,800 to its pension plan and $1,300 to its other post-retirement benefit plan in 2004.

      The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

      The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

      The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2003, 2002 and 2001 totaled $6,646, $7,257 and $7,773, respectively.

      The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $21,926 and $20,606 as of December 31, 2003 and 2002, respectively. The participant deferrals earned interest at 6.87% at December 31, 2003, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2003, 2002 and 2001 was $1,449, $1,459 and $1,434, respectively.

      The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2003, 2002 and 2001 was $3,123, $2,527 and $2,726, respectively.
      The total liability of $24,942 and $20,037 as of December 31, 2003 and 2002 is included in other liabilities.

11. FEDERAL INCOME TAXES

      The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                        2003          2002         2001
                                                     -----------   -----------   ----------
     Federal tax rate                                     35.0  %       35.0  %       35.0 %
     Reduction in tax contingency                         (2.1)         (3.3)
     Investment income not subject to federal tax         (2.1)         (1.3)         (1.7)
     Other, net                                            1.8           1.1          (0.3)
                                                     -----------   -----------   ----------
     Total                                                32.6  %       31.5  %       33.0 %
                                                     ===========   ===========   ==========

      During 2003, the Company reduced its liability for tax contingencies due to the completion of Internal Revenue Service examinations. The amount released was $9,600; however, $5,000 of the release was attributable to participating policyholders and therefore, had no affect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 2003 statement of income.

      The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, as of December 31, 2003 and 2002 are as follows:

                                                   2003                        2002
                                        ---------------------------  --------------------------
                                         Deferred       Deferred      Deferred      Deferred
                                            Tax           Tax            Tax           Tax
                                           Asset       Liability        Asset       Liability
                                        ------------  -------------  ------------  ------------
     Policyholder reserves            $   219,490                  $   231,679   $
     Deferred policy acquisition                          96,207                       94,018
     costs
     Deferred acquisition cost
       proxy tax                          124,498                      109,779
     Investment assets                                   130,090                      149,958
     Other                                  2,280                                      28,466
                                        ------------  -------------  ------------  ------------
          Total deferred taxes        $   346,268        226,297   $   341,458   $    272,442
                                        ============  =============  ============  ============

      Amounts included for investment assets above include $74,326 and $86,907 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2003 and 2002, respectively.

      Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12. OTHER COMPREHENSIVE INCOME

      Other comprehensive income for the year ended December 31, 2003 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                   Amount        or Benefit         Amount
                                               ---------------  --------------   --------------
     Unrealized gains on available-for-sale securities:
        Net changes during the year related
     to cash
           flow hedges                       $     (18,159)   $       6,356   $      (11,803)
        Unrealized holding gains (losses)
     arising

           during the period                        12,967           (4,538)           8,429
        Less: reclassification adjustment
     for

           (gains) losses realized in net          (22,824)           7,989          (14,835)
     income

                                               ---------------  --------------   --------------
                                                   (28,016)           9,807          (18,209)
     Reserve and DAC adjustment                    (12,553)           4,393           (8,160)
                                               ---------------  --------------   --------------
                                               ---------------  --------------   --------------
     Net unrealized gains (losses)                 (40,569)          14,200          (26,369)
     Minimum pension liability adjustment            5,498           (1,925)           3,573
                                               ---------------  --------------   --------------
     Other comprehensive income (loss)       $     (35,071)   $      12,275   $      (22,796)
                                               ===============  ==============   ==============

      Other comprehensive income for the year ended December 31, 2002 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                   Amount        or Benefit         Amount
                                               ---------------  --------------   --------------
     Unrealized gains on available-for-sale securities:

        Net changes during the year related
        to cash
           flow hedges                       $      (7,486)   $       2,620   $       (4,866)
        Unrealized holding gains (losses)
        arising
           during the period                       192,079          (67,290)         124,789
        Less:  reclassification adjustment
        for
           (gains) losses realized in net           (8,004)           2,802           (5,202)
        income
                                               ---------------  --------------   --------------
        Net unrealized gains                       176,589          (61,868)         114,721
     Reserve and DAC adjustment                    (42,681)          14,953          (27,728)
                                               ---------------  --------------   --------------
                                               ---------------  --------------   --------------
     Net unrealized gains (losses)           $     133,908    $     (46,915)  $       86,993
     Minimum pension liability adjustment          (19,822)           6,938          (12,884)
                                               ---------------  --------------   --------------
        Other comprehensive income                 114,086          (39,977)          74,109
                                               ===============  ==============   ==============

      Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                     Amount        or Benefit         Amount
     ========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:

        Net changes during the year related
        to cash
           flow hedges                       $      12,637    $      (4,423)  $        8,214

        Unrealized holding gains (losses)
        arising
           during the period                       112,544          (39,397)          73,147
        Less:  reclassification adjustment
        for
           (gains) losses realized in net          (15,912)           5,569          (10,343)
            income
                                               ---------------  --------------   --------------
        Net unrealized gains                       109,269          (38,251)          71,018
     Reserve and DAC adjustment                    (43,358)          15,175          (28,183)
     ========================================  ---------------  --------------   --------------
       Other comprehensive income            $      65,911    $     (23,076)  $       42,835
                                               ===============  ==============   ==============

13. STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

      At December 31, 2003 and 2002, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

      No dividends were paid on preferred stock in 2003, 2002 and 2001. Dividends of $75,711, $170,572 and $187,633, were paid on common stock in 2003, 2002 and 2001, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices, for December 31 are as follows:

                                                     2003            2002            2001
                                                 --------------  --------------   ------------
                                                 --------------  --------------   ------------
                                                  (Unaudited)
     Net income (loss)                         $     (75,627)  $     205,749   $      266,398
     Capital and surplus                           1,212,548       1,292,292        1,200,372

      In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification, as modified by the Colorado Division of Insurance, increased statutory net worth as of January 1, 2001, by approximately $105,760. The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth.

      The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net losses from operations at December 31, 2003 were $1,212,548 and ($77,158)[Unaudited], respectively. The Company should be able to pay up to $121,255 [Unaudited] of dividends in 2004.

14. STOCK OPTIONS

      The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices not less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options. As of December 31, 2003, 2002 and 2001, stock available for award to Company employees under the Lifeco plan aggregated 3,034,344, 3,917,344 and 3,278,331 shares, respectively.

      The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, became exercisable if certain cumulative financial targets were attained by the end of 2001. A total of 175,511 options vested and became exercisable. The exercise period runs from June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

      Additional variable options granted in 2003, 2001, 2000 and 1998 totaling 100,000, 80,000, 120,000 and 380,000 respectively, become exercisable if certain sales or financial targets are attained. During 2003, 2002 and 2001, 0, 0, and 7,750 of these options vested and accordingly, the Company recognized compensation expense of $0, $0, and $48, respectively. If exercisable, the exercise period expires ten years from the date of grant.

      The following table summarizes the status of, and changes in, Lifeco options granted to Company employees which are outstanding and the weighted-average exercise price (WAEP) for 2003, 2002 and 2001. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                   2003                   2002                    2001
                           ---------------------  ----------------------  ---------------------
                            Options      WAEP      Options       WAEP      Options      WAEP
     --------------------  ----------  ---------  -----------  ---------  ----------   --------
     Outstanding, Jan. 1    4,447,145$   13.66     6,398,149 $   11.66     7,675,551$     9.91
       Granted              1,336,000    27.28       174,500     22.16       947,500     22.28
       Exercised              486,176    10.85     1,359,491      7.16     1,534,568      5.87
       Expired or
         Canceled             980,000    14.07       766,013     11.02       690,334     11.24
                           ----------  ---------  -----------  ---------  ----------   --------
     Outstanding, Dec 31    4,316,969$   21.63     4,447,145 $   13.66     6,398,149$    11.66
                           ==========  =========  ===========  =========  ==========   ========

     Options
       Exercisable

       at year-end          2,237,810$   16.08     2,121,638 $   11.67     2,602,480$     8.08
                           ==========  =========  ===========  =========  ==========   ========

     Weighted average
       Fair value of
       Options granted

       During year       $    7.05              $    7.46               $    7.10
                           ==========             ===========             ==========

      The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2003:

                                       Outstanding                          Exercisable
     ==================  -----------------------------------------  ----------------------------
                                                        Average                       Average
         Exercise                         Average      Exercise                      Exercise
        Price Range         Options         Life         Price         Options         Price
     ------------------  --------------  -----------  ------------  --------------  ------------
     $6.57 - 8.73            437,500        2.56          6.57          437,500          6.57
     $12.58 - 20.87        1,736,469        5.50         16.62        1,471,436         16.50
     $26.57 - 32.29        2,143,000        8.74         28.77          328,874         26.86


      Of the exercisable Lifeco options, 1,838,810 relate to fixed option grants and 399,000 relate to variable grants.

      Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada.

      The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2003, 2002 and 2001. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                   2003                    2002                     2001
                           ----------------------  ----------------------   ----------------------
                            Options       WAEP      Options       WAEP       Options       WAEP
                           -----------  ---------  -----------   --------   -----------  ---------
     Outstanding, Jan.1,            0 $    0.00        70,000 $     2.16        70,000 $    2.29
       Exercised                    0      0.00        70,000       2.21
                           -----------  ---------  -----------   --------   -----------  ---------
     Outstanding, Dec               0 $    0.00             0 $     0.00        70,000 $    2.16
     31,
                           ===========  =========  ===========   ========   ===========  =========
     Options exercisable
       at year-end                  0 $    0.00             0 $     0.00        70,000 $    2.16
                           ===========  =========  ===========   ========   ===========  =========

      The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $3,315, $2,364, and $2,092, in 2003, 2002 and 2001,
      respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2003, 2002, and 2001, respectively: dividend yields of 2.81%, 2.453%, and 2.27%, expected volatility of 26.21%, 31.67%, and 28.56%, risk-free interest rates of 4.48%, 5.125%, and 5.30%, and expected lives of 7 years.

15. SEGMENT INFORMATION

      The Company has two reportable segments: Great-West Healthcare (formerly Employee Benefits) and Financial Services. The Great-West Healthcare segment markets group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers, corporations, and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels. Prior to 2002, the Great-West Healthcare segment marketed and administered corporate savings products (401(k) plans). In 2002 the Financial Services segment assumed responsibility for these products. The 2001 and 2000 segment information has been reclassified to account for this change.

      The accounting policies of the segments are the same as those described in
      Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

      The Company's operations are not materially dependent on one or a few customers, brokers or agents.

      Summarized segment financial information for the year ended and as of December 31 was as follows:

      Year ended December 31, 2003

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:
        Premium income                       $     838,194        1,414,703       2,252,897
        Fee income                                 607,369          232,703         840,072
        Net investment income                       72,191          916,209         988,400
        Realized investment gains                   10,340           29,220          39,560
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total revenue                               1,528,094        2,592,835       4,120,929
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Benefits and Expenses:

        Benefits                                   567,603        2,116,001       2,683,604
        Operating expenses                         699,146          266,538         965,684
                                               --------------   --------------  ---------------
     Total benefits and expenses                 1,266,749        2,382,539       3,649,288
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     Net operating income before income            261,345          210,296         471,641
     taxes

     Income taxes                                   88,104           65,516         153,620
     ========================================  --------------   --------------  ---------------
     Net income                              $     173,241          144,780         318,021
                                               ==============   ==============  ===============

     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,351,871   $   18,347,959   $  19,699,830
     Other assets                                  244,100        3,333,472       3,577,572
     Separate account assets                                     13,175,480      13,175,480
                                               --------------   --------------  ---------------
     Total assets                            $   1,595,971   $   34,856,911   $  36,452,882
     ========================================  ==============   ==============  ===============

      Year ended December 31, 2002

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $     960,191   $      159,904   $   1,120,095
        Fee income                                 660,423          223,139         883,562
        Net investment income                       67,923          851,442         919,365
        Realized investment gains                    8,918           32,708          41,626
     ========================================  --------------   -------------------------------
                                               --------------   -------------------------------
     Total revenue                               1,697,455        1,267,193       2,964,648
     ========================================  --------------   -------------------------------
                                               --------------   -------------------------------
     Benefits and Expenses:

        Benefits                                   761,481          831,272       1,592,753
        Operating expenses                         732,472          225,671         958,143
                                               --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total benefits and expenses                 1,493,953        1,056,943       2,550,896
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     Net operating income before income            203,502          210,250         413,752
     taxes

     Income taxes                                   67,198           63,017         130,215
                                               --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Net income                              $     136,304   $      147,233   $     283,537
     ========================================  ==============   ==============  ===============

     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,491,857   $   13,064,464   $  14,556,321
     Other assets                                  605,029        1,156,343       1,761,372
     Separate account assets                                     11,338,376      11,338,376
                                               --------------   --------------  ---------------
     Total assets                            $   2,096,886   $   25,559,183   $  27,656,069
     ========================================  ==============   ==============  ===============

      Year ended December 31, 2001

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $   1,033,886   $      169,753   $   1,203,639
        Fee income                                 713,297          233,958         947,255
        Net investment income                       65,474          869,282         934,756
        Realized investment gains                   15,638           31,187          46,825
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total revenue                               1,828,295        1,304,180       3,132,475
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Benefits and Expenses:

        Benefits                                   858,945          837,652       1,696,597
        Operating expenses                         775,018          246,102       1,021,120
     ========================================  --------------   --------------  ---------------
     Total benefits and expenses                 1,633,963        1,083,754       2,717,717
     Income taxes                                   67,771           73,341         141,112
                                               --------------   --------------  ---------------
     Net income before special charges             126,561          147,085         273,646
     Special charges (net of tax)                   80,900                           80,900
                                               --------------   --------------  ---------------
     Net income                              $      45,661   $      147,085   $     192,746
     ========================================  ==============   ==============  ===============



     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,080,974   $   13,159,007   $  14,239,981
     Other assets                                  792,383        1,201,373       1,993,756
     Separate account assets                                     12,584,661      12,584,661
                                               --------------   --------------  ---------------
     Total assets                            $   1,873,357   $   26,945,041   $  28,818,398
     ========================================  ==============   ==============  ===============

      The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                  2003             2002            2001
     =======================================  --------------  ---------------  --------------
     Premium Income:
        Great-West Healthcare:
            Group Life & Health             $     838,194   $     960,191    $   1,033,886
                                              --------------  ---------------  --------------
                 Total Great-West                 838,194         960,191        1,033,886
     Healthcare
     =======================================  --------------  ---------------  --------------
                                              --------------  ---------------  --------------
        Financial Services:

            Retirement Services                       824              15            3,533
            Individual Markets                  1,413,879         159,889          166,220
                                              --------------  ---------------  --------------

                 Total Financial Services       1,414,703         159,904          169,753
     =======================================  --------------  ---------------  --------------

     Total premium income                   $   2,252,897   $   1,120,095    $   1,203,639
     =======================================  ==============  ===============  ==============


     Fee Income:

        Great-West Healthcare:
            Group Life & Health (uninsured  $     607,369   $     660,423    $     713,297
            plans)

                                              --------------  ---------------  --------------
                 Total Great-West                 607,369         660,423          713,297
     Healthcare
     =======================================  --------------  ---------------  --------------
                                              --------------  ---------------  --------------
        Financial Services:

            Retirement Services                   199,374         196,972          207,677
            Individual Markets                     33,329          26,167           26,281
     =======================================  --------------  ---------------  --------------
                 Total Financial Services         232,703         223,139          233,958
     =======================================  --------------  ---------------  --------------
     Total fee income                       $     840,072   $     883,562    $     947,255
                                              ==============  ===============  ==============





16. OBLIGATIONS RELATING TO DEBT AND LEASES

     The Company enters into operating leases primarily for office space. As of December 31, 2003, minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years 2004 through 2008 are $25,586, $23,564, $20,469,
     $18,426 and $17,616, respectively, with $23,502 in minimum commitments thereafter.

                            2004        2005       2006        2007        2008      Thereafter
                           --------   ---------   --------    --------    --------   ----------
     Related party
     notes              $           $           $ 25,000   $           $           $  175,000
     Operating leases      25,586     23,564      20,469      18,426      17,616       23,502
                           --------   ---------   --------    --------    --------   ----------
     Total contractual
       obligations      $  25,586   $ 23,564    $ 45,469   $  18,426   $  17,616   $  198,502
                           ========   =========   ========    ========    ========   ==========

17. COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

                            PART C: OTHER INFORMATION

Item 27.  Exhibits


(a) Board of Directors Resolution. Resolution authorizing establishment of Registrant is incorporated by reference to initial Registrant's Registration Statement on Form S-6 filed on January 22, 1999 (File No. 333-70963).


(b)  Custodian Agreements. None.


(c) Underwriting Contracts. Copy of underwriting contract between Great-West Life & Annuity Insurance Company ("Great-West") and GWFS Equities, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 filed on April 29, 2003 (File Nos. 333-70963 and 811-09201).

(d) Policies. Copy of Policy, including riders and endorsements is incorporated by reference to Registrant's Registration Statement on Form S-6 filed on April 29, 2003 (File Nos. 333-70963 and 811-09201).

           (d)(1) Specimen Policy is incorporated by reference to Registrant's initial Registration Statement on Form S-6 filed on January 12, 1999 (File No. 333-70963).

           (d)(2) Specimen Term Life Insurance Rider is incorporated by reference to Registrant's initial Registration Statement on Form S-6 filed on January 12, 1999 (File No. 333-70963).

           (d)(3) Specimen Policy Free-Look Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form S-6 filed on April 27, 2000 (File No. 333-709630. (d)(4) Specimen Policy Return of Expense Charge Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 filed on April 25, 2001 (File No. 333-70963).

(d)(4) Specimen Policy Return of Expenses Charge Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 filed on April 25, 2001 (File No. 333-70963)

           (d)(5) Change of Insurance Rider is filed herewith.

(e)  Applications.   Specimen   Application  is  incorporated  by  reference  to
     Registrant's Pre-Effective Amendment No. 1 on Form S-6 filed on June 23, 1999 (File No. 333-70963).

(f) Depositor's Certificate of Incorporation and By-Laws. Copy of Articles of Incorporation of Great-West, as amended, is incorporated by reference to Pre-Effective Amendment No. 2 on Form S-1 of Great-West filed on October 29, 1996, (File No. 333-01173).

     Copy of By-Laws of Great-West is incorporated by reference to Amendment No. 1 on Form 10-k of Great-West filed on March 31, 1998 (File No. 333-01173).

(g)  Reinsurance   Contracts.   Copy  of  contract   reinsuring   Registrant  is
     incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 filed on April 29, 2003 (File Nos. 333-70963 and 811-09201).


(h)  Participation Agreements.


           (h)(1) Fund Participation Agreement among Great-West, American Century Investment Management, Inc., and Fund Distributors, dated September 14, 1999, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(2) Fund Participation Agreement between Great-West and Dreyfus Life & Annuity Index Fund, Inc., dated December 31, 1998, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(3) Amendment to Fund Participation Agreement between Great-West and Dreyfus Life & Annuity Index Fund, Inc., dated March 15, 19999, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(4) Fund Participation Agreement among Great-West, Insurance Series and Federated Securities Corporation, dated October 6, 1999, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(5) Amendment to Fund Participation Agreement among Great-West, Insurance Series and Federated Securities Corporation, dated December 31, 1999, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(6) Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated February 1, 1994, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(7) First Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(8) Second Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund and Fidelity Distributors Corporation, dated May 1, 2001, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(9) Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors Corporation, dated February 1, 1994, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(10) First Amendment to Participation Agreement among Great-West, Variable Insurance Products Fund II and Fidelity Distributors Corporation, dated November 1, 2000, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(11) Participation Agreement among Great-West, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc., dated June 18, 1999, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(12) Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated June 1, 1998, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(13) Letter Agreement Supplement to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated April 27, 1998, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(14) Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated December 1, 1998, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(15) Amendment to Fund Participation Agreement among Great-West, Janus Aspen Series and Janus Capital Corporation, dated October 4, 1999, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(16) Fund Participation Agreement among Great-West, Neuberger Berman Advisers Management Trust, Advisers Managers Trust, and Neuberger Berman Management Incorporated, dated January 1, 1999, is incorporated by reference to Registrant's Post Effective Amendment No. 5 to Form S-6 filed on April 24, 2002 (File No. 333-70963).

           (h)(17) Fund Participation Agreement among Great-West, STI Classic Variable Trust, Trusco Capital Management, Inc., and SEI Investments Distribution Company, dated June 21, 2002 is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-6 filed on April 29, 2003 (File Nos. 333-70963 and 811-09201).

           (h)(18)Fund Participation Agreement among Great-West, PIMCO Variable Insurance Trust, Pacific Investment Management Company LLC and PIMCO Advisors Distributors LLC, dated March 1, 2004 is filed herewith.


(i)        Administrative Contracts. None.

(j)        Other Material Contracts. None.

(k) Legal Opinion. An opinion and consent of counsel regarding the legality of the securities being registered is filed herewith.

(l) Actuarial Opinion. An opinion of an actuarial officer of Great-West with respect to the illustrations is filed herewith.

(m)        Calculation is filed herewith.

(n)        Other Opinions. Independent Auditor's consent is filed herewith.

(o)        Omitted Financial Statements. None.

(p)        Initial Capital Agreements. None.

(q)        Redeemability Exemption. None.



Item 28.  Directors and Officers of the Depositor.


                                                                       Positions and Offices
Name                     Principal Business Address                        with Depositor
James Balog              2205 North Southwinds Boulevard, Apt. 307          Director
                         Vero Beach, Florida 32963

James W. Burns, O.C.            (7)                                         Director

Orest T. Dackow                 (3)                                         Director

Andre Desmarais                 (4)                                         Director

Paul Desmarais, Jr.             (4)                                         Director

Robert Gratton                  (5)                                         Chairman

Kevin P. Kavanagh, C.M.         (1)                                         Director

William Mackness         696  Whitehaven Crescent                           Director
                         London, Ontario N6G 4V4

William T. McCallum             (3)                                         Director, President and
                                                                            Chief Exec. Officer

Jerry E.A. Nickerson     H.B. Nickerson & Sons Limited                      Director
                         P.O. Box 130 255 Commercial Street
                         North Sydney, Nova Scotia B2A 3M2


David A. Nield           330  University Avenue                             Director
                         Toronto, Ontario M5G1R8 Canada


Michel Plessis-Belair, F.C.A.   (4)                                         Director

Brian E. Walsh           QVan Capital, LLC                                  Director
                         1 Dock  Street, 4th Floor
                         Stamford, Connecticut 06902

John A. Brown                   (3)                                         Senior Vice-President,

                                                                            BenefitsCorp HealthCare Markets


S. Mark Corbett                 (3)                                         Senior Vice-President,
                                                                            Investments


Glen R. Derback                 (3)                                         Senior Vice-President
                                                                            and Controller


John R. Gabbert                 (2)                                         Senior Vice President,
                                                                            Employee Benefits

                                                                            Chief Information
                                                                            Officer




                                                                           Positions and Offices
Name                     Principal Business Address                        with Depositor

Donna A. Goldin                 (2)                                        Senior Vice-President

                                                                           Operations


Mitchell T.G. Graye             (3)                                        Exec. Vice President,
                                                                           Chief Financial Officer

Wayne Hoffmann                  (3)                                        Senior Vice-President,
                                                                           Investments

D. Craig Lennox                 (6)                                        Senior Vice-President,
                                                                           General Counsel and
                                                                           Secretary

Charles P. Nelson               (3)                                        President,

                                                                           BenefitsCorp, Inc.


Deborah L. Origer               (2)                                        Senior Vice-President,

                                                                           Healthcare Markets

Martin Rosenbaum                (2)                                        Senior Vice-President,

                                                                           Employee Benefits

Richard F. Rivers               (2)                                        Exec. Vice President,
                                                                           Employee Benefits


Gregory E. Seller               (3)                                        Senior Vice-President,
                                                                           Benefits Corp
                                                                           Government Markets


Robert K. Shaw                  (3)                                        Senior Vice-President,

                                                                           Individual Markets


Mark Stadler                    (2)                                        Senior Vice President,

                                                                           National and Mid Markets

Douglas J. Stefanson            (2)                                        Senior Vice-President,
                                                                           Healthcare
                                                                           Underwriting


George D. Webb                  (3)                                        Senior Vice-President,

                                                                           P/NP Operations


Douglas L. Wooden               (3)                                        Exec. Vice-President,
                                                                           Financial Services


(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.

(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111. (7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg,

Manitoba, Canada R3B 0X5
(State/Country of Organization) - Nature of Business
(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.1%  - Power Financial Corporation (Canada) - Holding Company
                74.6%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                          100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                            100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                            100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                                100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and   Health
                                          Insurance Company
                                100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BenefitsCorp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0% - Canada Life Insurance Company of America (Michigan) - Life and Health Insurance
                                         Company
                                    100.0% - Canada Life of America Financial Services, Inc. (Georgia) - Securities Broker/Dealer
                                100.0% - Canada Life Insurance Company of New York (New York) - Life and Health Insurance
                                    Company
                                100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                              Insurance Agency
                                100.0%  - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company
                                    100.0%  - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                    100.0%  - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care Services
                                              Organization
                                    100.0%  - Great-West Healthcare of California, Inc. (California) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Colorado, Inc. (Colorado) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Florida, Inc. (Florida) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Georgia, Inc. (Georgia) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Illinois, Inc. (Illinois) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Indiana, Inc. (Indiana) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of New Jersey, Inc. (New Jersey) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of North Carolina, Inc. (North Carolina) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of Ohio, Inc. (Ohio) -
                                              Health Insuring Corporation
                                    100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) - Health Care Service Contractors
                                    100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) - Health
                                             Maintenance Organization
                                    100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) - Health Maintenance
                                             Organization
                                    100.0% - Great-West Healthcare of Texas, Inc. (Texas) - Health Maintenance
                                             Organization
                                    100.0% - Great-West Healthcare of Washington, Inc. (Washington) - Health Care Service
                                             Contractors
                                    100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                                100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                    50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                                 83.9%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                                 14.1%  - Orchard Series Fund (Delaware) - Investment Company
                                100.0%  - Orchard Trust Company (Colorado) - Trust Company



Item 30. Indemnification. Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:




                        Colorado Business Corporation Act

          Article 109 - INDEMNIFICATION

          Section 7-109-101. Definitions.


          As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold any similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

           (3) "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section   7-109-102.   Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                  (a) The person conducted himself or herself in good faith; and

                  (b) The person reasonably believed:

                    (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                    (II) In all  other  cases,  that his or her  conduct  was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section     7-109-103. Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

   Section    7-109-104. Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section   7-109-105.    Court-Ordered
Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of  Indemnification of
                   Directors.

           (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required by under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or
(b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b) By the shareholders.

           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section  7-109-107. Indemnification of Officers, Employees, Fiduciaries,
                    and Agents.

           (1) Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan, against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section   7-109-109. Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.


                              Bylaws of Great-West

           Article II, Section 11. Indemnification of Directors.


                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriter.


           (a) GWFS Equities, Inc. ("GWFS Equities") currently distributes securities of FutureFunds Series Account, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

           (b)    Directors  and Officers of GWFS Equities


                                                          Position and Offices
Name                     Principal Business Address          with Underwriter

Charles P. Nelson               (1)                       Chairman and President

Robert K. Shaw                  (1)                             Director

Graham R. McDonald              (1)                             Director

Gregory E. Seller        18101 Von Karman Ave.            Director and Senior
                            Suite 1460                       Vice President

                          Irvine, CA 92715

Jason R. Cavalier               (1)                           Vice President

Thomas M. Connolly       300 Broadacres Drive                 Vice President

                         Bloomfield, NJ 07003

William S. Harmon               (1)                           Vice President

Kent A. Morris           500 North Central, Suite 220         Vice President

                             Glendale, CA 91203


Michael P. Sole          One North LaSalle, Suite 3200        Vice President

                              Chicago, IL 60602


Glen R. Derback                 (1)                             Treasurer

Beverly A. Byrne         8525 E. Orchard Road                 Secretary & Chief
                        Greenwood Village, CO 80111           Compliance Officer

Teresa L. Buckley               (1)                           Compliance Officer

Mary C. Maiers           8525 E. Orchard Road                    Investments
                        Greenwood Village, CO 80111           Compliance Officer

------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111

(c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

                      Net
Name of           Underwriting      Compensation
Principal         Discounts and        on          Brokerage
Underwriter        Commissions      Redemption    Commissions    Compensation

GWFS Equities         -0-              -0-           -0-             -0-



Item 32. Location of Accounts and Records. All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Great-West, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 33. Management Services. None.

Item 34. Fee Representation. Great-West represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.



                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, State of Colorado, on the day of April 30, 2004.


                            COLI VUL-2 SERIES ACCOUNT
                                  (Registrant)

                            BY:    /s/ W.T. McCallum
                                    -----------------
                                    W.T. McCallum
                                    President and Chief Executive Officer


                            BY: GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                          (Depositor)

                             BY:    /s/ W.T. McCallum
                                    -----------------
                                     W.T. McCallum
                                     President and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ R. Gratton

R. Gratton*           .......       Chairman of the Board        April 30 2004



/s/ W.T. McCallum

W.T. McCallum         .......       President, Chief Executive   April 30 2004
                      .......       Officer and Director

/s/ M.T.G. Graye      .......       Executive Vice President and
M.T.G. Graye          .......       Chief Financial Officer      April 30 2004



/s/ J. Balog

J. Balog*             .......       Director                     April 30 2004


/s/ J.W. Burns

J.W. Burns*           .......       Director                     April 30 2004



/s/ O.T. Dackow

O.T. Dackow*          .......       Director                     April 30 2004



/s/ A. Desmarais

A. Desmarais*         .......       Director                     April 30 2004



/s/ P. Desmarais

P. Desmarais, Jr.*    .......       Director                     April 30 2004



/s/ K.P. Kavanagh

K.P. Kavanagh*        .......       Director                     April 30 2004



/s/ W. Mackness

W. Mackness*          .......       Director                     April 30 2004



/s/ J.E.A. Nickerson

J.E.A. Nickerson*     .......       Director                     April 30 2004


/s/ D.A. Nield
D.A. Nield            .......       Director                     April 30 2004



/s/ M. Plessis-Belair

M. Plessis-Belair*    .......       Director                     April 30 2004



/s/ B.E. Walsh

B.E. Walsh*           .......       Director                     April 30 2004






*By:  /s/ D.C. Lennox

D.C. Lennox, Attorney-in-Fact pursuant to Powers of Attorney filed under Registrant's Pre-Effective Amendment No. 1 to Form S-6, filed with the Securities and Exchange Commission on June 23, 1999.